UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2005

Item 1. Reports to Stockholders

Fidelity® Floating Rate Central

Investment Portfolio

Annual Report September 30, 2005

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) website at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s website at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

FR1-ANN-1105	416747.1.0
1.814672.100

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund’s dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of perfor mance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Average annual total returns take Fidelity Floating Rate Central Investment Port folio’s cumulative total return and show you what would have happened if Fidelity Floating Rate Central Investment Portfolio shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Floating Rate Central Investment Portfolio on December 15, 2004, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the CSFB Leveraged Loan Index performed over the same period.

Annual Report 2

Management’s Discussion of Fund Performance

Comments from Harley Lank, Portfolio Manager of Fidelity® Floating Rate Central Investment Portfolio

The leveraged loan market posted a healthy return for the year ending September 30, 2005, with the Credit Suisse First Boston (CSFB) Leveraged Loan Index rising 6.05% . The strong performance was driven by a historically low default rate resulting from a favorable economic backdrop and by rising interest rates, but was somewhat offset by a decline in yield spreads, which measure a loan’s risk premium. The Federal Reserve Board increased the fed funds rate from 1.75% at the beginning of October 2004 to 3.75% at the end of September 2005. During the same period, LIBOR (London Interbank Offered Rate), the common base rate for floating rate loan coupons, increased from 2.03% to 4.07% . The loans’ floating rate characteristic made them an attractive asset class for investors seeking yield without interest rate risk. Traditional buyers were active in the market, including open end mutual funds, commercial banks, hedge funds and collateralized loan obligations loan portfolios combined with leverage to enhance return. All this demand added up to continu ally tightening yield spreads. The yield spread for a new single B loan in September 2005 was approximately LIBOR plus 256 basis points (bps). This was 100 bps tighter than the long term average tracked by CSFB since 1991.

From its inception on December 15, 2004, through September 30, 2005, the portfolio returned 4.47%, versus the 4.72% return posted by its benchmark, the CSFB Leveraged Loan index. Selectivity played a key role in helping the fund generate a competitive return. I adhered to an investment discipline that focused on leading companies in their respec tive industries with the ability to grow cash flow and the intention to pay down debt. SunGard Data Systems met each of these criteria and was a contributor to performance versus the index. The software and services entity was acquired in a large private equity leveraged buyout during the period. The portfolio also benefited in absolute terms from holding global energy company Kerr McGee. A favorable corporate restructuring, and strong oil and gas pricing, helped the loans’ performance. On a less favorable note, the fund was hurt by its holdings of GMAC floating rate notes that come due in 2008. Despite the company’s flush liquidity and strong business fundamentals, the securities’ prices were overwhelmed by weakness in the debt of General Motors, the parent of GMAC. Another notable relative detractor was hospital operator HCA. A typically defensive position, the loans’ below market yield spread caused them to lag the market.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

3 Annual Report 3

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 to September 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expenses Paid
During Period*
	Beginning	Ending	April 1, 2005
	Account Value	Account Value	to September 30,
	April 1, 2005	September 30, 2005	2005
Actual	$ 1,000.00	$ 1,029.60	$ .11
Hypothetical (5% return per year
before expenses)	$ 1,000.00	$ 1,024.96	$ .11

*Expenses are equal to the Fund’s annualized expense ratio of ..0210%; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one half year period).

Annual Report

4

Investment Changes

Top Five Holdings as of September 30, 2005
(by issuer, excluding cash equivalents)	% of fund’s	% of fund’s net assets
	net assets	6 months ago
SunGard Data Systems, Inc.	3.4	0.0
General Motors Acceptance Corp.	2.5	2.3
Kerr McGee Corp.	2.1	0.0
Iron Mountain, Inc.	1.9	2.6
MGM Holdings II, Inc.	1.8	0.0
	11.7
Top Five Market Sectors as of September 30, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Healthcare	9.8	11.8
Technology	9.1	5.4
Energy	7.8	4.7
Telecommunications	7.3	9.2
Automotive	6.7	6.4

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

5 Annual Report

Investments September 30, 2005
Showing Percentage of Net Assets

Floating Rate Loans (c) 89.6%
	Principal	Value
	Amount	(Note 1)
Aerospace – 0.3%
Mid-Western Aircraft Systems, Inc. Tranche B, term loan
5.9606% 12/31/11 (b)	$ 1,386,525	$ 1,409,056
Air Transportation – 1.3%
United Air Lines, Inc. Tranche B, term loan 7.96%
12/30/05 (b)	2,120,000	2,141,200
US Airways Group, Inc. Tranche 1A, term loan
12.2062% 9/30/10 (b)	4,000,000	4,000,000
		6,141,200
Automotive 4.2%
Accuride Corp. term loan 6.1797% 1/31/12 (b)	2,343,409	2,366,843
AM General LLC Tranche B1, term loan 8.2044%
11/1/11 (b)	3,747,436	3,916,071
Goodyear Tire & Rubber Co.:
Tranche 1, 4.7852% 4/30/10 (b)	1,060,000	1,069,275
Tranche 2, term loan 6.32% 4/30/10 (b)	1,480,000	1,500,350
Travelcenters of America, Inc. Tranche B, term loan
5.71% 12/1/11 (b)	7,916,840	8,005,904
TRW Automotive Holdings Corp. Tranche B, term loan
5.25% 6/30/12 (b)	2,770,717	2,798,424
		19,656,867
Broadcasting – 2.0%
Entravision Communications Corp. term loan 5.55%
3/29/13 (b)	4,000,000	4,035,000
Nexstar Broadcasting, Inc. Tranche B, term loan
5.6644% 10/1/12 (b)	3,828,592	3,852,520
Spanish Broadcasting System, Inc. Tranche 1, term loan
6.03% 6/10/12 (b)	1,567,125	1,590,632
		9,478,152
Building Materials – 1.0%
Euramax International, Inc./Euramax International
Holdings BV Tranche 1, term loan 6.6297%
6/29/12 (b)	1,845,375	1,859,215
Goodman Global Holdings, Inc. term loan 5.875%
12/23/11 (b)	1,210,850	1,227,499
Masonite International Corp. term loan 5.6659%
4/5/13 (b)	1,462,650	1,466,307
		4,553,021
Cable TV 6.4%
Adelphia Communications Corp. Tranche B, term loan
6.3041% 3/31/06 (b)	2,450,000	2,462,250
Century Cable Holdings LLC Tranche B, term loan 8.75%
6/30/09 (b)	3,000,000	2,977,500
See accompanying notes which are an integral part of the financial statements.

Annual Report 6

Floating Rate Loans (c) continued
	Principal	Value
	Amount	(Note 1)
Cable TV – continued
Charter Communications Operating LLC:
Tranche A, term loan 6.68% 4/27/10 (b)	$ 6,630,902	$ 6,630,902
Tranche B, term loan 6.93% 4/7/11 (b)	1,987,454	1,997,391
DIRECTV Holdings LLC Tranche B, term loan 5.3375%
4/13/13 (b)	2,260,000	2,282,600
NTL Investment Holdings Ltd. Tranche B, term loan 6.41%
6/13/12 (b)	3,000,000	3,015,000
UPC Broadband Holding BV Tranche H2, term loan
6.0044% 9/30/12 (b)	3,940,000	3,984,325
UPC Distribution Holdings BV Tranche F, term loan
7.19% 12/31/11 (b)	4,000,000	4,065,000
WideOpenWest Illinois, Inc. Tranche B, term loan
6.8036% 6/22/11 (b)	2,586,902	2,612,771
		30,027,739
Capital Goods 1.7%
Alliance Laundry Systems LLC term loan 6.0021%
1/27/12 (b)	1,870,000	1,893,375
Flowserve Corp. term loan 5.8125% 8/10/12 (b)	1,280,000	1,296,000
GenTek, Inc. term loan 6.4034% 2/28/11 (b)	1,939,064	1,939,064
Hexcel Corp. Tranche B, term loan 5.3632% 3/1/12 (b)	370,000	373,700
Mueller Group, Inc. term loan 6.2371% 10/3/12 (b)	670,000	680,050
Walter Industries, Inc. term loan 6.0399% 10/3/12 (b) .	720,000	729,900
Wastequip, Inc. Tranche B1, term loan 6.5204%
7/15/11 (b)	967,575	977,251
		7,889,340
Chemicals – 1.7%
Basell USA, Inc.:
Tranche B2, term loan 6.3533% 8/1/13 (b)	190,000	193,563
Tranche C2, term loan 6.8533% 8/1/14 (b)	190,000	193,563
Celanese Holding LLC term loan 6.2967% 4/6/11 (b)	2,334,674	2,369,695
Mosaic Co. Tranche B, term loan 5.2323% 2/21/12 (b)	1,890,500	1,914,131
PQ Corp. term loan 6.0625% 2/11/12 (b)	3,283,500	3,320,439
		7,991,391
Consumer Products – 1.2%
Burt’s Bees, Inc. term loan 6.2397% 3/28/10 (b)	398,000	402,478
Central Garden & Pet Co. Tranche B, term loan 5.5591%
5/14/09 (b)	396,974	401,936
Fender Musical Instrument Corp. Tranche B, term loan
5.85% 3/30/12 (b)	807,975	816,055
Jarden Corp. Tranche B2, term loan 5.6881%
1/24/12 (b)	375,189	377,065

See accompanying notes which are an integral part of the financial statements.

7 Annual Report

Investments continued

Floating Rate Loans (c) continued
	Principal	Value
	Amount	(Note 1)
Consumer Products – continued
Jostens IH Corp. Tranche A, term loan 6.4381%
10/4/10 (b)	$ 1,800,000	$ 1,822,500
Simmons Bedding Co. Tranche C, term loan 6.0144%
12/19/11 (b)	1,941,162	1,960,574
		5,780,608
Containers – 0.2%
Berry Plastics Corp. term loan 6.105% 12/2/11 (b)	947,625	960,655
Diversified Financial Services – 0.8%
Newkirk Master LP Tranche B, term loan 5.6931%
8/11/08 (b)	644,334	653,999
Refco Finance Holdings LLC term loan 5.8406%
8/5/11 (b)	2,972,222	3,005,660
		3,659,659
Diversified Media – 0.2%
R.H. Donnelley Corp. Tranche A3, term loan 5.6939%
12/31/09 (b)	1,159,682	1,162,582
Electric Utilities – 4.5%
Allegheny Energy Supply Co. LLC term loan 5.7691%
3/8/11 (b)	3,138,340	3,181,492
Centerpoint Energy House Electric LLC term loan
13.2425% 11/11/05 (b)	2,000,000	2,025,000
Covanta Energy Corp. Tranche 1:
Credit-Linked Deposit 6.8628% 6/24/12 (b)	2,211,382	2,244,553
term loan 6.9606% 6/24/12 (b)	1,784,146	1,810,909
NRG Energy, Inc.:
Credit-Linked Deposit 5.7953% 12/24/11 (b)	1,706,250	1,714,781
term loan 5.8954% 12/24/11 (b)	2,177,297	2,188,183
Primary Energy Finance LLC term loan 6.0204%
8/24/12 (b)	3,030,000	3,075,450
Reliant Energy, Inc. term loan 6.0972% 4/30/10 (b)	1,990,000	2,004,925
Texas Genco LLC term loan 5.8632% 12/14/11 (b)	2,977,500	2,992,388
		21,237,681
Energy – 7.8%
Boart Longyear Holdings, Inc. Tranche 1, term loan
6.53% 7/22/12 (b)	369,075	374,611
Coffeyville Resources LLC:
Credit-Linked Deposit 6.3604% 7/8/11 (b)	704,000	715,440
Tranche B1, term loan 6.57% 7/8/12 (b)	1,056,000	1,073,160
El Paso Corp. Credit-Linked Deposit 6.6466%
11/22/09 (b)	6,000,000	6,060,000
Energy Transfer Partners LP term loan 6.8125%
6/16/08 (b)	5,000,000	5,056,250
See accompanying notes which are an integral part of the financial statements.

Annual Report 8

Floating Rate Loans (c) continued
	Principal	Value
	Amount	(Note 1)
Energy – continued
EPCO Holdings, Inc. Tranche B, term loan 6.0394%
8/16/10 (b)	$ 3,460,000	$ 3,520,550
Kerr-McGee Corp. Tranche B, term loan 6.3149%
5/24/11 (b)	9,975,000	10,024,875
Key Energy Services, Inc. Tranche B, term loan 7.02%
6/30/12 (b)	4,230,000	4,293,450
LB Pacific LP term loan 6.8044% 3/3/12 (b)	3,980,000	4,029,750
Universal Compression, Inc. term loan 7.5%
2/15/12 (b)	1,055,500	1,063,416
Vulcan/Plains Resources, Inc. term loan 5.8492%
8/12/11 (b)	540,000	547,425
		36,758,927
Entertainment/Film 1.8%
MGM Holdings II, Inc. Tranche B, term loan 6.2704%
4/8/12 (b)	8,550,000	8,635,500
Environmental – 1.4%
Allied Waste Industries, Inc.:
term loan 5.8505% 1/15/12 (b)	2,088,868	2,107,146
Tranche A, Credit-Linked Deposit 5.105% 1/15/12 (b)	789,324	796,231
Envirocare of Utah, Inc. Tranche 1, term loan 6.11%
4/13/10 (b)	3,727,273	3,787,841
		6,691,218
Food/Beverage/Tobacco – 1.8%
Centerplate, Inc. term loan 6.9252% 10/1/10 (b)	4,895,400	4,932,116
Commonwealth Brands, Inc. term loan 6.875%
8/28/07 (b)	135,204	137,570
Constellation Brands, Inc. Tranche B, term loan 5.9093%
11/30/11 (b)	2,297,889	2,326,612
Herbalife International, Inc. term loan 5.41%
12/21/10 (b)	1,190,000	1,201,900
		8,598,198
Gaming – 2.6%
BLB Worldwide Holdings, Inc.:
Tranche 1, term loan 6.079% 6/30/12 (b)	870,000	883,050
Tranche 2, term loan 7.83% 7/18/11 (b)	1,360,000	1,385,500
Green Valley Ranch Gaming LLC term loan 6.0204%
12/17/11 (b)	2,176,056	2,197,817
Herbst Gaming, Inc. term loan 6.1973% 1/7/11 (b)	398,000	402,478
Isle of Capri Casinos, Inc. term loan 5.4859%
2/4/11 (b)	198,500	200,981
Marina District Finance Co., Inc. term loan 5.5906%
10/14/11 (b)	3,970,000	3,994,813

See accompanying notes which are an integral part of the financial statements.

9 Annual Report

Investments continued

Floating Rate Loans (c) continued
	Principal	Value
	Amount	(Note 1)
Gaming – continued
Motor City Casino Tranche B, term loan 5.9333%
7/29/12 (b)	$ 1,426,425	$ 1,438,906
Resorts International Hotel & Casino, Inc. Tranche B1,
term loan 6.53% 4/26/12 (b)	783,465	787,382
Venetian Casino Resort LLC Tranche B, term loan
5.7704% 6/15/11 (b)	900,000	904,500
		12,195,427
Healthcare 9.8%
AMR HoldCo, Inc./ EmCare HoldCo, Inc. term loan
6.1093% 2/7/12 (b)	3,283,500	3,332,753
Community Health Systems, Inc. term loan 5.61%
8/19/11 (b)	3,964,962	4,019,481
CRC Health Corp. term loan 6.8125% 5/11/11 (b)	947,625	952,363
DaVita, Inc. Tranche B, term loan 4.1581% 7/30/12 (b)	7,686,275	7,811,176
Genoa Healthcare Group LLC Tranche 1, term loan
7.2614% 8/4/12 (b)	1,421,000	1,442,315
HealthSouth Corp.:
Credit-Linked Deposit 6.2818% 6/14/07 (b)	807,500	811,538
term loan 6.53% 6/14/07 (b)	2,985,019	2,999,944
Lifecare Holdings, Inc. term loan 6.09% 8/11/12 (b)	1,260,000	1,244,250
LifePoint Hospitals, Inc. Tranche B, term loan 5.435%
4/15/12 (b)	3,196,814	3,224,787
Mylan Laboratories, Inc. Tranche B, term loan 5.4%
6/30/10 (b)	480,000	486,600
Newquest, Inc. Tranche A, term loan 6.66% 3/1/11 (b)	475,000	480,938
PacifiCare Health Systems, Inc. Tranche B, term loan
5.2204% 12/6/10 (b)	6,947,500	6,947,500
Psychiatric Solutions, Inc. term loan 5.73% 7/1/12 (b) .	510,769	516,515
Skilled Healthcare Group, Inc. Tranche 2, term loan
11.53% 12/15/12 (b)	3,000,000	3,030,000
Vicar Operating, Inc. term loan 5.375% 5/16/11 (b)	4,644,362	4,690,806
Warner Chilcott Corp. term loan 6.6701% 1/18/12 (b)	3,992,057	4,012,017
		46,002,983
Homebuilding/Real Estate – 5.7%
CB Richard Ellis Services, Inc. term loan 5.1051%
3/31/10 (b)	1,430,172	1,440,898
General Growth Properties, Inc. Tranche B, term loan
5.85% 11/12/08 (b)	5,961,545	6,050,968
Lake Las Vegas LLC Tranche 1, term loan 6.3129%
11/1/09 (b)	3,902,166	3,960,699
Lion Gables Realty LP term loan 5.63% 9/30/06 (b)	4,124,421	4,150,199

See accompanying notes which are an integral part of the financial statements.

Annual Report

10

Floating Rate Loans (c) continued
	Principal	Value
	Amount	(Note 1)
Homebuilding/Real Estate – continued
LNR Property Corp. Tranche B, term loan 6.7112%
2/3/08 (b)	$ 3,919,880	$ 3,968,879
Maguire Properties, Inc. Tranche B, term loan 5.4663%
3/15/10 (b)	4,611,111	4,651,458
Shea Mountain House LLC Tranche B, term loan 5.8%
5/11/11 (b)	2,430,000	2,454,300
		26,677,401
Hotels 1.0%
Starwood Hotels & Resorts Worldwide, Inc. term loan
5.0906% 10/9/06 (b)	4,893,939	4,893,939
Leisure – 0.7%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan
6.78% 6/8/12 (b)	3,000,000	3,045,000
Mega Bloks, Inc. Tranche B, term loan 5.6034%
7/26/12 (b)	440,000	445,500
		3,490,500
Metals/Mining – 2.6%
Murray Energy Corp. Tranche 1, term loan 6.86%
1/28/10 (b)	497,500	501,231
Novelis, Inc. term loan 5.46% 1/7/12 (b)	3,123,077	3,158,212
Peabody Energy Corp. term loan 4.625% 3/21/10 (b) .	2,947,385	2,965,806
Trout Coal Holdings LLC / Dakota Tranche 1, term loan
6.0302% 3/23/11 (b)	5,676,487	5,683,583
		12,308,832
Paper 2.9%
Escanaba Timber LLC term loan 6.43% 5/2/08 (b)	520,000	525,850
Georgia-Pacific Corp. term loan 5.3152% 7/2/09 (b)	1,000,000	1,001,800
Koch Cellulose LLC:
term loan 5.77% 5/7/11 (b)	1,952,469	1,984,197
Credit-Linked Deposit 5.1931% 5/7/11 (b)	602,945	612,743
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 5.25% 11/1/10 (b)	655,111	661,662
Tranche B, term loan 5.6969% 11/1/11 (b)	5,208,155	5,266,747
Tranche C, term loan 5.8338% 11/1/11 (b)	1,923,018	1,944,652
Xerium Technologies, Inc. Tranche B, term loan 6.0204%
5/18/12 (b)	1,496,250	1,514,953
		13,512,604
Publishing/Printing – 3.0%
Dex Media West LLC/Dex Media West Finance Co.
Tranche B, term loan 5.5119% 3/9/10 (b)	6,513,707	6,546,276

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Investments continued

Floating Rate Loans (c) continued
	Principal	Value
	Amount	(Note 1)
Publishing/Printing – continued
Liberty Group Operating, Inc. Tranche B, term loan 6%
2/28/12 (b)	$ 196,513	$ 198,478
PRIMEDIA, Inc. Tranche B, term loan 6.1138%
9/30/13 (b)	3,170,000	3,197,738
R.H. Donnelley Corp. Tranche B2, term loan 5.6181%
6/30/11 (b)	4,287,315	4,314,111
		14,256,603
Railroad 1.5%
Helm Holding Corp. Tranche 1, term loan 6.259%
7/8/11 (b)	1,187,025	1,198,895
Kansas City Southern Railway Co. Tranche B1, term loan
5.5903% 3/30/08 (b)	2,779,000	2,820,685
RailAmerica, Inc. term loan 5.875% 9/29/11 (b)	3,090,201	3,144,280
		7,163,860
Restaurants 3.3%
Arby’s Restaurant Group, Inc. Tranche B, term loan
6.1446% 7/25/12 (b)	3,990,000	4,019,925
Burger King Corp. Tranche B, term loan 5.5%
6/30/12 (b)	1,845,375	1,873,056
Domino’s, Inc. term loan 5.8125% 6/25/10 (b)	4,809,121	4,881,258
Jack in the Box, Inc. term loan 5.4457% 1/8/11 (b)	3,117,746	3,145,026
Landry’s Seafood Restaurants, Inc. term loan 5.949%
12/28/10 (b)	1,454,013	1,470,370
		15,389,635
Services – 4.6%
Coinstar, Inc. term loan 5.55% 7/1/11 (b)	825,144	837,521
DynCorp term loan 6.7498% 2/11/11 (b)	1,995,000	2,004,975
Iron Mountain, Inc.:
term loan 5.625% 4/2/11 (b)	3,712,842	3,749,970
Tranche R, term loan 5.5313% 4/2/11 (b)	4,962,500	5,012,125
Knowledge Learning Corp. term loan 6.35% 1/7/12 (b)	4,050,907	4,061,035
Rural/Metro Corp.:
Credit-Linked Deposit 6.2% 3/4/11 (b)	520,882	528,044
term loan 6.0439% 3/4/11 (b)	1,904,941	1,931,134
United Rentals, Inc.:
term loan 6.0948% 2/14/11 (b)	2,836,779	2,865,147
Tranche B, Credit-Linked Deposit 5.4925%
2/14/11 (b)	575,996	581,756
		21,571,707

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Floating Rate Loans (c) continued
	Principal	Value
	Amount	(Note 1)
Shipping – 0.1%
Baker Tanks, Inc. term loan 6.4731% 1/30/11 (b)	$ 248,750	$ 250,616
Ozburn Hessey Holding Co. LLC term loan 6.3406%
8/9/12 (b)	370,000	375,550
		626,166
Technology – 7.8%
AMI Semiconductor, Inc. term loan 5.3406% 4/1/12 (b)	2,090,751	2,095,978
Fairchild Semiconductor Corp. Tranche B3, term loan
5.605% 12/31/10 (b)	2,055,157	2,078,277
Fidelity National Information Solutions, Inc. Tranche B,
term loan 5.4771% 3/9/13 (b)	5,471,500	5,498,858
Infor Global Solutions AG Tranche 1, term loan 6.943%
4/18/11 (b)	6,000,000	6,060,000
ON Semiconductor Corp. Tranche G, term loan
7.0625% 12/15/11 (b)	2,977,500	3,022,163
SSA Global Technologies, Inc. term loan 5.97%
9/22/11 (b)	2,180,000	2,190,900
SunGard Data Systems, Inc. Tranche B, term loan 6.28%
2/10/13 (b)	14,962,500	15,149,520
UGS Holdings, Inc. Tranche C, term loan 5.84%
3/31/12 (b)	464,828	471,219
		36,566,915
Telecommunications – 5.4%
AAT Communications Corp.:
Tranche 2, term loan 6.61% 7/29/13 (b)	300,000	305,625
Tranche B1, term loan 5.61% 7/27/12 (b)	1,850,000	1,875,438
Alaska Communications Systems Holding term loan
6.0204% 2/1/12 (b)	7,100,000	7,188,750
American Tower LP Tranche C, term loan 4.9601%
8/31/11 (b)	2,567,100	2,570,309
Conversant Holdings, Inc. Tranche B, term loan 7.8144%
3/31/11 (b)	1,925,000	1,920,188
Intelsat Ltd. term loan 5.8125% 7/28/11 (b)	3,228,410	3,260,694
Madison River Capital LLC/Madison River Finance Corp.
Tranche B, term loan 6.22% 7/29/12 (b)	1,270,000	1,290,638
New Skies Satellites BV term loan 5.8888% 5/2/11 (b) .	1,327,565	1,347,479
NTELOS, Inc.:
term loan 9.03% 2/24/12 (b)	200,000	199,250
Tranche B, term loan 6.53% 8/24/11 (b)	992,500	1,003,666
Qwest Corp. Tranche A, term loan 8.53% 6/30/07 (b) .	1,600,000	1,650,000

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Investments continued

Floating Rate Loans (c) continued
	Principal	Value
	Amount	(Note 1)
Telecommunications – continued
SpectraSite Communications, Inc. Tranche B, term loan
5.27% 5/19/12 (b)	$ 1,985,000	$ 1,987,481
Valor Telecommunications Enterprises LLC/Valor Finance
Corp. Tranche B, term loan 5.7754% 2/14/12 (b)	773,333	783,967
		25,383,485
Textiles & Apparel – 0.3%
St. John Knits International, Inc. Tranche B, term loan
6.5401% 3/23/12 (b)	497,500	503,719
William Carter Co. term loan 5.7178% 6/29/12 (b)	796,875	808,828
		1,312,547

TOTAL FLOATING RATE LOANS
(Cost $419,395,818)		421,984,398

Nonconvertible Bonds 7.9%

Automotive 2.5%
General Motors Acceptance Corp.:
4.6769% 5/18/06 (b)	2,000,000	1,989,398
4.87% 10/20/05 (b)	5,000,000	5,000,060
5.11% 9/23/08 (b)	3,000,000	2,779,644
6.75% 1/15/06	2,000,000	2,010,456
		11,779,558
Diversified Financial Services – 1.1%
Residential Capital Corp. 5.385% 6/29/07 (a)(b)	5,000,000	5,041,365
Super Retail – 1.1%
GSC Holdings Corp./Gamestop, Inc. 7.875%
10/1/11 (a)(b)	5,000,000	5,037,500
Technology – 1.3%
Nortel Networks Corp. 6.125% 2/15/06	5,000,000	5,025,000
SunGard Data Systems, Inc. 8.5248% 8/15/13 (a)(b)	1,090,000	1,124,063
		6,149,063
Telecommunications – 1.9%
Qwest Corp. 7.12% 6/15/13 (a)(b)	2,840,000	2,953,600
Rogers Communications, Inc. 6.995% 12/15/10 (b)	6,000,000	6,217,500
		9,171,100

TOTAL NONCONVERTIBLE BONDS
(Cost $37,125,822)		37,178,586

See accompanying notes which are an integral part of the financial statements.

Annual Report

14

Cash Equivalents 7.7%
	Maturity	Value
	Amount	(Note 1)
Investments in repurchase agreements (Collateralized by U.S.
Government Obligations, in a joint trading account at
3.89%, dated 9/30/05 due 10/3/05)
(Cost $36,404,000)	$ 36,415,815	$ 36,404,000

TOTAL INVESTMENT PORTFOLIO 105.2%
(Cost $492,925,640)		495,566,984

NET OTHER ASSETS – (5.2)%		(24,405,171)

NET ASSETS 100%		$ 471,161,813

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $14,156,528 or
3.0% of net assets.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(c) Remaining maturities of floating rate
loans may be less than the stated
maturities shown as a result of
contractual or optional prepayments by
the borrower. Such prepayments cannot
be predicted with certainty.

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Financial Statements

Statement of Assets and Liabilities
		September 30, 2005

Assets
Investment in securities, at value (including repurchase
agreements of $36,404,000) (cost $492,925,640)
See accompanying schedule		$495,566,984
Cash		281
Receivable for investments sold		4,677,122
Interest receivable		3,316,106
Total assets		503,560,493

Liabilities
Payable for investments purchased	$30,119,174
Distributions payable	2,224,400
Other payables and accrued expenses	55,106
Total liabilities		32,398,680

Net Assets		$471,161,813
Net Assets consist of:
Paid in capital		$468,520,469
Net unrealized appreciation (depreciation) on
investments		2,641,344
Net Assets, for 4,683,115 shares outstanding		$471,161,813
Net Asset Value, offering price and redemption price per
share ($471,161,813 ÷ 4,683,115 shares)		$100.61

See accompanying notes which are an integral part of the financial statements.

Annual Report

16

Statement of Operations
For the period December 15, 2004 (commencement of operations) to September 30, 2005

Investment Income
Interest	$ 14,039,630

Expenses
Independent directors’ compensation	$ 1,052
Custodian fees and expenses	7,777
Audit	64,815
Legal	95
Interest	640
Miscellaneous	112
Total expenses	74,491

Net investment income	13,965,139
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(593,079)
Change in net unrealized appreciation (depreciation) on
investment securities	2,641,344
Net gain (loss)	2,048,265
Net increase (decrease) in net assets resulting from
operations	$ 16,013,404

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Financial Statements continued

Statement of Changes in Net Assets
For the period
December 15, 2004,
(commencement of
operations) to
September 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$13,965,139
Net realized gain (loss)	(593,079)
Change in net unrealized appreciation (depreciation)	2,641,344
Net increase (decrease) in net assets resulting from operations	16,013,404
Distributions to partners from net investment income	(13,815,600)
Affiliated share transactions
Proceeds from sales of shares	469,963,973
Cost of shares redeemed	(999,964)
Net increase (decrease) in net assets resulting from share transactions .	468,964,009
Total increase (decrease) in net assets	471,161,813

Net Assets
Beginning of period	—
End of period	$471,161,813

Other Information
Shares
Sold	4,693,055
Redeemed	(9,940)
Net increase (decrease)	4,683,115

See accompanying notes which are an integral part of the financial statements.

Annual Report

18

Financial Highlights
Period ended
September 30,
2005D
Selected Per Share Data
Net asset value, beginning of period	$ 100.00
Income from Investment Operations
Net investment incomeC	4.001
Net realized and unrealized gain (loss)	396
Total from investment operations	4.397
Distributions to partners from net investment income	(3.787)
Net asset value, end of period	$ 100.61
Total ReturnB	4.47%
Ratios to Average Net AssetsE
Expenses before expense reductions	0271%A
Expenses net of voluntary waivers, if any	0271%A
Expenses net of all reductions	0271%A
Net investment income	5.08%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 471,162
Portfolio turnover rate	48%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Calculated based on average shares outstanding during the period.
D For the period December 15, 2004 (commencement of operations) to September 30, 2005.
E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Notes to Financial Statements

For the period ended September 30, 2005

1. Significant Accounting Policies.

Fidelity Floating Rate Central Investment Portfolio (the fund) is a non diversified fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with account ing principles generally accepted in the United States of America, which require man agement to make certain estimates and assumptions at the date of the financial state ments. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an ex change) in the principal market in which such securities are normally traded, as deter mined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Directors believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open end investment compa nies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Income in the accompanying financial statements.

Annual Report

20

1. Significant Accounting Policies continued

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the LLC.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the fund’s partnership structure, paid in capital includes net realized gain/loss on investments.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$3,340,771
Unrealized depreciation	(646,592)
Net unrealized appreciation (depreciation)	2,694,179

Cost for federal income tax purposes	$492,872,805

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

21 Annual Report

Notes to Financial Statements continued

2. Operating Policies continued

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contrac tually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), other than short term securities and U.S. government securities, aggregated $565,307,948 and $128,221,207, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Co. Inc. (FMRC), an affiliate of FMR, provides the fund with investment management services. The fund does not pay any fees for these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

			Interest Earned
	Average Daily	Weighted Average	(included in
Borrower or Lender	Loan Balance	Interest Rate	interest income)	Interest Expense
Lender	$ 9,040,923	3.29%	$ 10,732	—

Share Transactions. The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into the fund, in accordance with the Partnership Agreement. At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all the outstanding shares of the fund.

Annual Report

22

5. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank’s base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $5,856,000. The weighted average interest rate was 3.94% . At period end, there were no bank borrowings outstanding.

6. Other.

The fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum expo sure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is consid ered remote.

23 Annual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios LLC and Partners of Fidelity Floating Rate Central Investment Portfolio:

We have audited the accompanying statement of assets and liabilities of Fidelity Floating Rate Central Investment Portfolio (the Fund), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of September 30, 2005, and the related statements of operations, changes in net assets, and the financial highlights for the period from December 15, 2004 (commencement of operations) to September 30, 2005. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures in cluded confirmation of securities owned as of September 30, 2005, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Floating Rate Central Investment Portfolio as of September 30, 2005, the results of its operations, the changes in its net assets, and its financial highlights for the period from December 15, 2004 (commencement of operations) to September 30, 2005, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 14, 2005

Annual Report 24

Directors and Officers

The Directors, Members of the Advisory Board, and executive officers of the company and fund, as applicable, are listed below. The Board of Directors governs the fund and is responsible for protecting the interests of shareholders. The Directors are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. All Directors of the company serve in a similar capacity as Trustees (collectively, the Trustees) to the other Fidelity funds Except for William O. McCoy, Stephen P. Jonas, and Kenneth L. Wolfe, each of the Directors oversees 322 funds advised by FMR or an affiliate. Mr. McCoy oversees 324 funds advised by FMR or an affiliate. Mr. Jonas and Mr. Wolfe oversee 319 funds advised by FMR or an affiliate.

The Directors hold office without limit in time except that (a) any Director may resign; (b) any Director may be removed by written instrument, signed by at least two thirds of the number of Directors prior to such removal; (c) any Director who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Directors; and (d) any Director may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Director who is not an interested person (as defined in the 1940 Act) (Independent Director), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Directors may waive this mandatory retirement age policy with respect to individual Directors. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Directors at any regular meeting or any special meeting of the Directors. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Directors. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Directors*:

Correspondence intended for each Director who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)**

Year of Election or Appointment: 2004

Mr. Johnson is Chairman of the Board of Directors. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Man agement, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

25 Annual Report

Directors and Officers - continued

Name, Age; Principal Occupation Abigail P. Johnson (43)**

Year of Election or Appointment: 2004

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005 present). She is President and a Director of Fidelity Investments Money Management, Inc. (2001 present), FMR Co., Inc. (2001 present), and a Director of FMR Corp. Previously, Ms. Johnson served as President and a Director of FMR (2001 2005), Senior Vice President of the Fidelity funds (2001 2005), and managed a number of Fidelity funds.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Fidelity Floating Rate Central Investment Portfolio (2005 present). He also serves as Senior Vice Presi dent of other Fidelity funds (2005 present). Mr. Jonas is Executive Direc tor of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions includ ing Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2004

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Directors have been determined to be “Interested Directors” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Director, is Abigail P. Johnson’s father.

Annual Report

26

Independent Directors:

Correspondence intended for each Independent Director (that is, the Directors other than the Interested Directors) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Com pany (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addi tion, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Robert M. Gates (62)

Year of Election or Appointment: 2004

Dr. Gates is Vice Chairman of the Independent Directors (2005 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

27 Annual Report

Directors and Officers - continued

Name, Age; Principal Occupation George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer ing and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Acad emy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Pre viously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommu nications network surveillance, 2001 2004), and Teletech Holdings (cus tomer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (58)

Year of Election or Appointment: 2004

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare ser vice, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Annual Report

28

Name, Age; Principal Occupation Ned C. Lautenbach (61)

Year of Election or Appointment: 2004

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corpora tion (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

Marvin L. Mann (72)

Year of Election or Appointment: 2004

Mr. Mann is Chairman of the Independent Directors (2001 present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director’s Council of the Investment Com pany Institute. In addition, Mr. Mann is a member of the President’s Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 2004

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Frank lin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Car olina (16 school system).

29 Annual Report

Directors and Officers - continued

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief In vestment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Ste vens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2004

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Mem ber of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Direc tor of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corpo ration, Maersk Inc. (industrial conglomerate, 2002 present), and Metal mark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Director (2005 present) or Member of the Advisory Board (2004 present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communica tions Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

Annual Report

30

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Gamper may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005

Member of the Advisory Board of Fidelity Central Investment Portfolios LLC. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Direc tors of Public Service Enterprise Group (utilities, 2001 present), Chair man of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Peter S. Lynch (61)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Central Investment Portfolios LLC. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Pre viously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of Fidelity Floating Rate Central Investment Portfolio. Mr. Donovan also serves as Vice President of Fidelity’s High Income Funds (2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and certain Balanced Funds (2005 present). Mr. Donovan also serves as Executive Vice Presi dent of FMR (2005 present) and FMRC (2005 present). Previously, Mr. Donovan served as Vice President and Director of Fidelity’s Interna tional Equity Trading group (1998 2005).

31 Annual Report

Directors and Officers - continued

Name, Age; Principal Occupation

Harley Lank (37)

Year of Election or Appointment: 2005

Vice President of Floating Rate Central Investment Portfolio. Mr. Lank also serves as Vice President of another fund advised by FMR. Prior to his current responsibilities, Mr. Lank has worked as an analyst and manager.

Eric D. Roiter (56)

Year of Election or Appointment: 2004

Secretary of Fidelity Floating Rate Central Investment Portfolio. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; As sistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2004

Assistant Secretary of Fidelity Floating Rate Central Investment Portfolio. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of Fidelity Floating Rate Central Investment Portfolio. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at Pricewater houseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

Annual Report

32

Name, Age; Principal Occupation Timothy F. Hayes (54)

Year of Election or Appointment: 2004

Chief Financial Officer of Fidelity Floating Rate Central Investment Port folio. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002 present) and President of Fidelity Investment Operations (2005 present) which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he served as President (1998 2005). Mr. Hayes serves as President of Fidelity Service Company (2003 present) where he also serves as a Director. Mr. Hayes also served as President of Fidelity Investments Operations Group (FIOG, 2002 2005).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity Floating Rate Central Investment Portfolio. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Over sight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Insti tutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2004

Deputy Treasurer of Fidelity Floating Rate Central Investment Portfolio. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Fidelity Floating Rate Central Investment Portfolio. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

33 Annual Report

Directors and Officers - continued

Name, Age; Principal Occupation Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Fidelity Floating Rate Central Investment Portfolio. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity In vestments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Fidelity Floating Rate Central Investment Portfolio. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before join ing Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (38)

Year of Election or Appointment: 2005

Assistant Treasurer of Fidelity Floating Rate Central Investment Portfolio. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 2004

Assistant Treasurer of Fidelity Floating Rate Central Investment Portfolio. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of Fidelity Floating Rate Central Investment Portfolio. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Annual Report

34

Name, Age; Principal Occupation Mark Osterheld (50)

Year of Election or Appointment: 2004

Assistant Treasurer of Fidelity Floating Rate Central Investment Portfolio. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Fidelity Floating Rate Central Investment Portfolio. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Fidelity Floating Rate Central Investment Portfolio. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

35 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Floating Rate Central Investment Portfolio

Each year, typically in June, the Board of Directors, including the independent Directors (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Directors’ counsel, requests and consid ers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibi lities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives informa tion on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Directors, including the independent Directors, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and independent Directors’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fiduciary duty under applicable law.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR Co., Inc., and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager com pensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities

Annual Report

36

that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Administrative Services. The Board considered the nature, extent, quality, and cost of administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

Investment Performance. Given the recent launch of the fund, the Board did not consider the fund’s short term investment performance to be a material factor in its decision to renew the fund’s Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund’s management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except operating expenses for services provided by entities not affiliated with FMR, such as fees for custodial, auditing, legal and insurance services. Based on its review, the Board concluded that the fund’s net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, manag ing, administering and servicing the fund and its shareholders. The Board also consid ered the level of Fidelity’s profits in respect of all the Fidelity funds.

37 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except certain operating expenses for services provided by entities not affiliated with FMR.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except certain operating expenses for services provided by entities not affiliated with FMR.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity’s fund profitability methodology, including additional detail on various cost allocations; (ii) fall out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures

Annual Report

38

are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

39 Annual Report

Fidelity® High Income Central Investment Portfolio 1

Annual Report September 30, 2005

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) website at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s website at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

HP1-ANN-1105	416205.1.0
1.807405.100

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund’s dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of perfor mance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Average annual total returns take Fidelity High Income Central Investment Portfo lio 1’s cumulative total return and show you what would have happened if Fidelity High Income Central Investment Portfolio 1 shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity High Income Central Portfolio 1 on November 12, 2004, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Merrill Lynch® U.S. High Yield Master II Index performed over the same period.

Annual Report 42

Management’s Discussion of Fund Performance

Comments from Matthew Conti, Portfolio Manager of Fidelity® High Income Central Investment Portfolio 1

High yield bonds had their ups and downs during the 12 months ending September 30, 2005, but finished solidly in positive territory. For the year, the Merrill Lynch® U.S. High Yield Master II Index returned 6.70% . Late in 2004, lower quality debt posted strong returns due to steady demand, a rebounding economy, improved corporate balance sheets and a low default rate. However, the backdrop changed in January 2005 when the air transporta tion and automotive industries faltered. The high yield market subsequently recovered in February, but went down again in March and April due to fears that inflationary pressures might force the Federal Reserve Board to raise short term interest rates more aggressively than anticipated. The market also was unbalanced by the downgrades of two major U.S. automakers to high yield status, weak corporate earnings and rising energy prices. From May through August, the high yield market rebounded due to interest rates that remained low overall, a recovery in investor demand and because the automakers entered the high yield market without causing turmoil. The market was down again in September in the wake of Hurricane Katrina, hurt by concerns about high energy costs.

The fund returned 3.83% from its inception on November 12, 2004, through September 30, 2005, roughly in line with the 3.95% return of its benchmark, the Merrill Lynch U.S. High Yield Master II Index. Overweighting air transportation including holdings in Delta hurt the fund’s performance relative to the index. Many airlines suffered bond price declines and two declared bankruptcy as they faced rising fuel costs. Security selection and an underweighting in telecommunications also dampened performance, as did some disappointing picks in health care. Underweighting the paper industry, along with security selection in containers and textiles/apparel helped relative performance. Looking at individual positions, auto parts supplier Delco Remy and Irish pharmaceutical firm Elan declined, while underweighting Calpine, an independent power producer carrying a significant debt load, helped the fund’s performance compared to the index. The fund also benefited from not owning index component Collins & Aikman, an automotive interiors supplier that defaulted during the period. Lastly, the fund was buoyed by overweighting AMR, the holding company for American Airlines, which successfully cut costs to cope with rising fuel prices.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

43 Annual Report

43

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 to September 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expenses Paid
During Period*
	Beginning	Ending	April 1, 2005
	Account Value	Account Value	to September 30,
	April 1, 2005	September 30, 2005	2005
Actual	$ 1,000.00	$ 1,041.80	$ .06
Hypothetical (5% return per year
before expenses)	$ 1,000.00	$ 1,025.01	$ .06

* Expenses are equal to the Fund’s annualized expense ratio of ..0124%; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one half year period).

Annual Report

44

Investment Changes

Top Five Holdings as of September 30, 2005
(by issuer, excluding cash equivalents)	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Ship Finance International Ltd.	1.7	1.7
EchoStar DBS Corp.	1.7	1.5
GSC Holdings Corp./Gamestop, Inc.	1.6	0.0
Intelsat Ltd.	1.5	1.2
General Motors Acceptance Corp.	1.5	0.0
	8.0
Top Five Market Sectors as of September 30, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Telecommunications	10.0	10.4
Energy	9.6	7.0
Technology	6.9	6.2
Electric Utilities	6.5	6.3
Gaming	6.0	4.3

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

45 Annual Report

Investments September 30, 2005 Showing Percentage of Net Assets

Corporate Bonds 88.7%
	Principal	Value (Note 1)
	Amount
Convertible Bonds 0.0%
Services – 0.0%
FTI Consulting, Inc. 3.75% 7/15/12 (c)	$ 170,000	$ 180,829
Nonconvertible Bonds – 88.7%
Aerospace – 1.6%
L 3 Communications Corp.:
5.875% 1/15/15	1,585,000	1,533,488
6.375% 10/15/15 (c)	3,520,000	3,546,400
7.625% 6/15/12	3,045,000	3,197,250
Orbital Sciences Corp. 9% 7/15/11	4,470,000	4,849,950
Primus International, Inc. 10.5% 4/15/09 (c)	3,735,000	3,959,100
		17,086,188
Air Transportation – 0.8%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	1,250,000	1,140,625
7.377% 5/23/19	1,854,747	1,251,954
7.379% 11/23/17	1,553,711	1,048,755
7.8% 4/1/08	2,080,000	1,965,600
AMR Corp. 10.2% 3/15/20	510,000	295,800
Continental Airlines, Inc. pass thru trust certificates
9.798% 4/1/21	2,360,000	2,336,400
		8,039,134
Automotive 3.9%
Delco Remy International, Inc. 9.375% 4/15/12	2,030,000	1,075,900
Ford Motor Co. 7.45% 7/16/31	1,770,000	1,380,600
Ford Motor Credit Co.:
6.625% 6/16/08	3,960,000	3,875,850
7% 10/1/13	595,000	551,777
General Motors Acceptance Corp.:
6.75% 12/1/14	5,225,000	4,544,935
6.875% 9/15/11	6,745,000	6,135,340
8% 11/1/31	5,360,000	4,680,186
General Motors Corp.:
7.125% 7/15/13	4,190,000	3,571,975
8.375% 7/15/33	2,960,000	2,308,800
Goodyear Tire & Rubber Co. 9% 7/1/15 (c)	4,250,000	4,186,250
Navistar International Corp.:
6.25% 3/1/12	2,460,000	2,337,000
7.5% 6/15/11	1,225,000	1,237,250

See accompanying notes which are an integral part of the financial statements.

Annual Report 46

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount
Nonconvertible Bonds continued
Automotive continued
Tenneco Automotive, Inc. 8.625% 11/15/14	$ 2,800,000	$ 2,800,000
Visteon Corp. 7% 3/10/14	2,430,000	2,114,100
		40,799,963
Banks and Thrifts – 0.9%
Western Financial Bank 9.625% 5/15/12	8,060,000	9,269,000
Building Materials – 1.6%
Anixter International, Inc. 5.95% 3/1/15	2,260,000	2,096,150
Goodman Global Holdings, Inc.:
6.41% 6/15/12 (c)(d)	2,920,000	2,854,300
7.875% 12/15/12 (c)	1,870,000	1,692,350
Maax Holdings, Inc. 0% 12/15/12 (b)(c)	5,865,000	2,580,600
Nortek, Inc. 8.5% 9/1/14	4,950,000	4,554,000
NTK Holdings, Inc. 0% 3/1/14 (b)	2,920,000	1,657,100
Ply Gem Industries, Inc. 9% 2/15/12	1,605,000	1,332,150
		16,766,650
Cable TV 4.1%
Cablevision Systems Corp. 7.88% 4/1/09 (d)	5,830,000	5,975,750
CSC Holdings, Inc.:
6.75% 4/15/12 (c)	2,040,000	1,902,300
7.875% 2/15/18	1,995,000	1,922,681
EchoStar DBS Corp. 5.75% 10/1/08	17,635,000	17,348,431
GCI, Inc. 7.25% 2/15/14	5,225,000	5,068,250
iesy Repository GmbH 10.375% 2/15/15 (c)	2,360,000	2,466,200
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	3,680,000	3,873,200
Kabel Deutschland GmbH 10.625% 7/1/14 (c)	1,330,000	1,469,650
Telenet Group Holding NV 0% 6/15/14 (b)(c)	3,080,000	2,494,800
		42,521,262
Capital Goods 3.3%
Amsted Industries, Inc. 10.25% 10/15/11 (c)	4,415,000	4,790,275
Case New Holland, Inc.:
6% 6/1/09	2,030,000	1,958,950
9.25% 8/1/11	1,145,000	1,219,425
Chart Industries, Inc. 9.125% 10/15/15 (c)	980,000	997,150
Columbus McKinnon Corp. 8.875% 11/1/13 (c)	330,000	330,000
Dresser, Inc. 9.375% 4/15/11	4,465,000	4,710,575
Invensys PLC 9.875% 3/15/11 (c)	12,130,000	12,160,325
Leucadia National Corp. 7% 8/15/13	3,530,000	3,547,650

See accompanying notes which are an integral part of the financial statements.

47 Annual Report

Investments continued

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount
Nonconvertible Bonds continued
Capital Goods – continued
Park-Ohio Industries, Inc. 8.375% 11/15/14	$ 2,735,000	$ 2,372,613
Sensus Metering Systems, Inc. 8.625% 12/15/13	3,120,000	2,870,400
		34,957,363
Chemicals – 3.8%
BCI US Finance Corp./Borden 2 Nova Scotia Finance
ULC 9.0988% 7/15/10 (c)(d)	630,000	642,600
Borden US Finance Corp./Nova Scotia Finance ULC
8.3488% 7/15/10 (c)(d)	3,525,000	3,507,375
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (b)	1,970,000	1,398,700
Series B, 0% 10/1/14 (b)	1,355,000	948,500
Equistar Chemicals LP 7.55% 2/15/26	1,800,000	1,710,000
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	2,285,000	2,390,681
10.125% 9/1/08	2,515,000	2,703,625
Huntsman LLC 11.0988% 7/15/11 (d)	5,660,000	5,999,600
Millennium America, Inc.:
7.625% 11/15/26	390,000	362,700
9.25% 6/15/08	7,370,000	7,959,600
Nalco Co. 7.75% 11/15/11	2,820,000	2,890,500
Nell AF Sarl 8.375% 8/15/15 (c)	3,670,000	3,578,250
NOVA Chemicals Corp. 7.4% 4/1/09	3,065,000	3,156,950
Rhodia SA:
8.875% 6/1/11	1,000,000	950,000
10.25% 6/1/10	1,805,000	1,908,788
		40,107,869
Consumer Products – 1.1%
IKON Office Solutions, Inc. 7.75% 9/15/15 (c)	4,830,000	4,775,663
Jostens Holding Corp. 0% 12/1/13 (b)	3,135,000	2,312,063
Jostens IH Corp. 7.625% 10/1/12	530,000	540,600
Revlon Consumer Products Corp. 9.5% 4/1/11 (c)	290,000	269,700
Samsonite Corp. 8.875% 6/1/11	1,675,000	1,779,688
Spectrum Brands, Inc. 7.375% 2/1/15	2,090,000	1,865,325
		11,543,039
Containers – 2.2%
Berry Plastics Corp. 10.75% 7/15/12	3,810,000	4,029,075
BWAY Corp. 10% 10/15/10	3,370,000	3,563,775
Crown European Holdings SA:
9.5% 3/1/11	1,285,000	1,403,863

See accompanying notes which are an integral part of the financial statements.

Annual Report

48

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount
Nonconvertible Bonds continued
Containers – continued
Crown European Holdings SA: – continued
10.875% 3/1/13	$ 6,380,000	$ 7,416,750
Owens-Brockway Glass Container, Inc. 8.25% 5/15/13	1,475,000	1,534,000
Owens-Illinois, Inc.:
7.35% 5/15/08	2,460,000	2,484,600
7.5% 5/15/10	2,895,000	2,927,569
		23,359,632
Diversified Financial Services – 0.7%
E*TRADE Financial Corp.:
7.375% 9/15/13 (c)	1,070,000	1,080,700
8% 6/15/11	570,000	587,100
8% 6/15/11 (c)	2,250,000	2,328,750
Residential Capital Corp. 6.375% 6/30/10 (c)	1,565,000	1,587,008
Triad Acquisition Corp. 11.125% 5/1/13 (c)	1,970,000	2,029,100
		7,612,658
Diversified Media – 1.3%
Corus Entertainment, Inc. 8.75% 3/1/12	3,270,000	3,507,075
LBI Media Holdings, Inc. 0% 10/15/13 (b)	1,330,000	1,000,825
LBI Media, Inc. 10.125% 7/15/12	2,310,000	2,489,025
Liberty Media Corp.:
8.25% 2/1/30	2,570,000	2,461,037
8.5% 7/15/29	1,575,000	1,524,992
Videotron Ltee 6.375% 12/15/15 (c)	2,710,000	2,703,225
		13,686,179
Electric Utilities – 5.0%
AES Corp.:
8.875% 2/15/11	2,334,000	2,544,060
9.375% 9/15/10	1,509,000	1,663,673
9.5% 6/1/09	7,037,000	7,661,534
AES Gener SA 7.5% 3/25/14	4,175,000	4,237,625
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (c)	540,000	604,800
Aquila, Inc. 14.875% 7/1/12	475,000	650,750
CMS Energy Corp.:
6.3% 2/1/12	3,990,000	3,990,000
7.5% 1/15/09	1,280,000	1,332,800
8.9% 7/15/08	2,760,000	2,984,250
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc.
7.375% 9/1/10	4,090,000	4,243,375

See accompanying notes which are an integral part of the financial statements.

49 Annual Report

Investments continued

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount
Nonconvertible Bonds continued
Electric Utilities – continued
MSW Energy Holdings LLC/MSW Energy Finance Co.,
Inc. 8.5% 9/1/10	$ 840,000	$ 900,900
NRG Energy, Inc. 8% 12/15/13	4,335,000	4,595,100
Sierra Pacific Resources:
6.75% 8/15/17 (c)	1,420,000	1,427,100
8.625% 3/15/14	1,535,000	1,703,850
TECO Energy, Inc. 5.6931% 5/1/10 (c)(d)	2,490,000	2,527,350
Tenaska Alabama Partners LP 7% 6/30/21 (c)	3,110,000	3,156,650
TXU Corp. 6.5% 11/15/24	3,410,000	3,213,925
Utilicorp Canada Finance Corp. 7.75% 6/15/11	3,825,000	4,016,250
Utilicorp United, Inc. 9.95% 2/1/11 (d)	720,000	811,800
		52,265,792
Energy – 7.8%
Chesapeake Energy Corp.:
6.5% 8/15/17 (c)	4,180,000	4,247,925
7.5% 6/15/14	520,000	559,000
7.75% 1/15/15	2,205,000	2,359,350
El Paso Corp. 7.625% 8/16/07 (c)	1,200,000	1,227,000
Hanover Compressor Co.:
0% 3/31/07	7,660,000	6,855,700
8.625% 12/15/10	2,990,000	3,221,725
9% 6/1/14	590,000	650,475
Hanover Equipment Trust 8.75% 9/1/11	535,000	567,100
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5%
9/1/10 (c)	5,205,000	5,842,613
Markwest Energy Partners LP/ Markwest Energy Finance
Corp. 6.875% 11/1/14 (c)	843,000	826,140
Newfield Exploration Co. 6.625% 9/1/14	2,170,000	2,256,800
Pacific Energy Partners LP/Pacific Energy Finance Corp.
6.25% 9/15/15 (c)	2,360,000	2,371,800
Parker Drilling Co.:
8.62% 9/1/10 (d)	5,195,000	5,363,838
9.625% 10/1/13	1,225,000	1,387,313
9.625% 10/1/13 (c)	1,635,000	1,851,638
Pogo Producing Co. 6.875% 10/1/17 (c)	3,970,000	4,039,475
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	2,800,000	2,814,000
7.375% 7/15/13	5,235,000	5,601,450
Sonat, Inc.:
6.625% 2/1/08	3,330,000	3,317,513

See accompanying notes which are an integral part of the financial statements.

Annual Report

50

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount
Nonconvertible Bonds continued
Energy – continued
Sonat, Inc.: – continued
7.625% 7/15/11	$ 3,820,000	$ 3,877,300
Stone Energy Corp. 6.75% 12/15/14	3,365,000	3,322,938
The Coastal Corp.:
6.375% 2/1/09	4,910,000	4,787,250
6.5% 6/1/08	1,720,000	1,698,500
7.75% 6/15/10	5,960,000	6,071,750
Williams Companies, Inc. 6.375% 10/1/10 (c)	7,150,000	7,105,313
		82,223,906
Environmental – 0.7%
Allied Waste North America, Inc. 5.75% 2/15/11	1,680,000	1,562,400
Browning-Ferris Industries, Inc. 6.375% 1/15/08	5,755,000	5,639,900
		7,202,300
Food and Drug Retail – 0.4%
Stater Brothers Holdings, Inc.:
7.37% 6/15/10 (d)	2,115,000	2,093,850
8.125% 6/15/12	2,655,000	2,615,175
		4,709,025
Food/Beverage/Tobacco – 1.6%
National Beef Packing Co. LLC/National Beef Finance
Corp. 10.5% 8/1/11	2,540,000	2,641,600
RJ Reynolds Tobacco Holdings, Inc.:
6.5% 7/15/10 (c)	2,970,000	2,984,850
7.3% 7/15/15 (c)	980,000	1,004,500
Smithfield Foods, Inc.:
7% 8/1/11	5,070,000	5,171,400
7.75% 5/15/13	75,000	78,750
UAP Holding Corp. 0% 7/15/12 (b)	2,700,000	2,295,000
United Agriculture Products, Inc. 8.25% 12/15/11	2,266,000	2,390,630
		16,566,730
Gaming – 6.0%
Kerzner International Ltd. 6.75% 10/1/15 (c)	4,760,000	4,664,800
Mandalay Resort Group:
6.5% 7/31/09	1,450,000	1,451,813
9.375% 2/15/10	1,095,000	1,205,869
10.25% 8/1/07	2,485,000	2,677,588
MGM MIRAGE:
6% 10/1/09	10,530,000	10,424,700
6.625% 7/15/15 (c)	2,230,000	2,210,488

See accompanying notes which are an integral part of the financial statements.

51 Annual Report

Investments continued

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount
Nonconvertible Bonds continued
Gaming – continued
MGM MIRAGE: – continued
6.75% 9/1/12	$ 245,000	$ 247,450
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	1,390,000	1,383,050
6.375% 7/15/09	7,835,000	7,874,175
7.125% 8/15/14	1,480,000	1,535,500
8% 4/1/12	785,000	829,156
MTR Gaming Group, Inc. 9.75% 4/1/10	2,600,000	2,827,500
Scientific Games Corp. 6.25% 12/15/12	1,950,000	1,945,125
Seneca Gaming Corp.:
7.25% 5/1/12 (Reg. S) (c)	3,210,000	3,290,250
7.25% 5/1/12	3,945,000	4,043,625
Station Casinos, Inc. 6.875% 3/1/16 (c)	1,370,000	1,383,700
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (b)(c)	1,250,000	887,500
9% 1/15/12 (c)	2,920,000	3,051,400
Wheeling Island Gaming, Inc. 10.125% 12/15/09	5,835,000	6,126,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.625% 12/1/14	4,565,000	4,348,163
		62,408,602
Healthcare 4.0%
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10%
2/15/15 (c)	1,070,000	1,158,275
CDRV Investors, Inc. 0% 1/1/15 (b)	9,190,000	5,238,300
Concentra Operating Corp.:
9.125% 6/1/12	2,775,000	2,886,000
9.5% 8/15/10	2,110,000	2,210,225
DaVita, Inc. 6.625% 3/15/13	3,890,000	3,938,625
Mylan Laboratories, Inc.:
5.75% 8/15/10 (c)	1,190,000	1,191,488
6.375% 8/15/15 (c)	1,650,000	1,652,063
Omega Healthcare Investors, Inc. 7% 4/1/14	5,720,000	5,805,800
PerkinElmer, Inc. 8.875% 1/15/13	7,470,000	8,179,650
Psychiatric Solutions, Inc. 7.75% 7/15/15 (c)	705,000	726,150
ResCare, Inc. 7.75% 10/15/13 (c)	2,240,000	2,262,400
Senior Housing Properties Trust 8.625% 1/15/12	4,490,000	4,995,125
Service Corp. International (SCI) 7% 6/15/17 (c)	1,450,000	1,468,125
		41,712,226

See accompanying notes which are an integral part of the financial statements.

Annual Report

52

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount
Nonconvertible Bonds continued
Homebuilding/Real Estate – 3.0%
American Real Estate Partners/American Real Estate
Finance Corp.:
7.125% 2/15/13 (c)	$ 2,680,000	$ 2,680,000
8.125% 6/1/12	6,080,000	6,338,400
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	790,000	758,400
8.875% 4/1/12	2,155,000	2,262,750
KB Home 7.75% 2/1/10	6,620,000	6,818,600
Standard Pacific Corp.:
5.125% 4/1/09	2,640,000	2,508,000
6.875% 5/15/11	1,915,000	1,886,275
Technical Olympic USA, Inc.:
7.5% 1/15/15	2,145,000	1,892,963
10.375% 7/1/12	100,000	104,000
WCI Communities, Inc.:
6.625% 3/15/15	1,910,000	1,728,550
7.875% 10/1/13	4,665,000	4,583,363
		31,561,301
Hotels 0.5%
Grupo Posadas SA de CV 8.75% 10/4/11 (c)	3,630,000	3,902,250
Host Marriott LP 7.125% 11/1/13	1,465,000	1,496,131
		5,398,381
Insurance – 0.9%
Crum & Forster Holdings Corp. 10.375% 6/15/13	4,785,000	5,096,025
Fairfax Financial Holdings Ltd. 7.75% 4/26/12	4,505,000	4,324,800
		9,420,825
Leisure – 1.2%
Equinox Holdings Ltd. 9% 12/15/09	1,530,000	1,587,375
Town Sports International Holdings, Inc. 0% 2/1/14 (b) .	2,510,000	1,681,700
Town Sports International, Inc. 9.625% 4/15/11	2,345,000	2,438,800
Universal City Development Partners Ltd./UCDP Finance,
Inc. 11.75% 4/1/10	2,260,000	2,553,800
Universal City Florida Holding Co. I/II 8.4431%
5/1/10 (d)	4,260,000	4,473,000
		12,734,675
Metals/Mining – 1.9%
Arch Western Finance LLC 6.75% 7/1/13	3,240,000	3,304,800
Century Aluminum Co. 7.5% 8/15/14	625,000	646,875

See accompanying notes which are an integral part of the financial statements.

53 Annual Report

Investments continued

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount
Nonconvertible Bonds continued
Metals/Mining – continued
Compass Minerals International, Inc.:
0% 12/15/12 (b)	$ 1,060,000	$ 932,800
0% 6/1/13 (b)	9,175,000	7,798,750
Freeport-McMoRan Copper & Gold, Inc. 6.875%
2/1/14	2,685,000	2,658,150
Vedanta Resources PLC 6.625% 2/22/10 (c)	4,225,000	4,188,031
		19,529,406
Paper 1.0%
Georgia-Pacific Corp.:
8% 1/15/14	3,610,000	3,952,950
8.125% 5/15/11	750,000	824,063
8.875% 2/1/10	2,050,000	2,296,000
Norske Skog Canada Ltd. 8.625% 6/15/11	3,295,000	3,344,425
		10,417,438
Publishing/Printing – 1.1%
Houghton Mifflin Co.:
7.2% 3/15/11	365,000	379,600
9.875% 2/1/13	4,835,000	5,125,100
The Reader’s Digest Association, Inc. 6.5% 3/1/11	5,850,000	5,937,750
		11,442,450
Railroad 0.4%
Kansas City Southern Railway Co.:
7.5% 6/15/09	4,325,000	4,519,625
9.5% 10/1/08	220,000	240,900
		4,760,525
Restaurants 1.0%
Carrols Corp. 9% 1/15/13 (c)	2,785,000	2,819,813
Friendly Ice Cream Corp. 8.375% 6/15/12	4,185,000	3,975,750
Landry’s Seafood Restaurants, Inc. 7.5% 12/15/14	3,450,000	3,329,250
		10,124,813
Services – 1.6%
Ashtead Holdings PLC 8.625% 8/1/15 (c)	1,090,000	1,149,950
FTI Consulting, Inc. 7.625% 6/15/13 (c)	2,975,000	3,019,625
Iron Mountain, Inc.:
7.75% 1/15/15	400,000	406,000
8.25% 7/1/11	1,750,000	1,785,000
8.625% 4/1/13	4,815,000	5,007,600

See accompanying notes which are an integral part of the financial statements.

Annual Report

54

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount
Nonconvertible Bonds continued
Services – continued
Rural/Metro Corp.:
0% 3/15/16 (b)(c)	$ 2,860,000	$ 1,744,600
9.875% 3/15/15 (c)	630,000	652,050
United Rentals North America, Inc. 7% 2/15/14	2,780,000	2,585,400
		16,350,225
Shipping – 4.5%
General Maritime Corp. 10% 3/15/13	9,940,000	10,909,150
OMI Corp. 7.625% 12/1/13	7,645,000	7,893,463
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	195,000	193,050
8.25% 3/15/13	855,000	916,988
Ship Finance International Ltd. 8.5% 12/15/13	17,800,000	17,488,478
Teekay Shipping Corp. 8.875% 7/15/11	8,240,000	9,352,400
		46,753,529
Steels – 1.2%
Allegheny Technologies, Inc. 8.375% 12/15/11	3,475,000	3,753,000
CSN Islands VII Corp. 10.75% 9/12/08 (c)	3,090,000	3,491,700
Gerdau AmeriSteel Corp./GUSAP Partners 10.375%
7/15/11	4,980,000	5,527,800
		12,772,500
Super Retail – 3.7%
Asbury Automotive Group, Inc. 9% 6/15/12	4,470,000	4,537,050
Buhrmann US, Inc. 7.875% 3/1/15	2,300,000	2,317,250
GSC Holdings Corp./Gamestop, Inc.:
7.875% 10/1/11 (c)(d)	6,800,000	6,851,000
8% 10/1/12 (c)	9,030,000	9,007,425
NBC Acquisition Corp. 0% 3/15/13 (b)	6,590,000	4,859,927
Nebraska Book Co., Inc. 8.625% 3/15/12	4,490,000	4,220,600
Sonic Automotive, Inc. 8.625% 8/15/13	5,550,000	5,480,625
Toys ’R’ US, Inc.:
7.375% 10/15/18	485,000	388,000
7.875% 4/15/13	995,000	883,063
		38,544,940
Technology – 6.2%
Advanced Micro Devices, Inc. 7.75% 11/1/12	2,715,000	2,789,663
Celestica, Inc.:
7.625% 7/1/13	4,480,000	4,446,400
7.875% 7/1/11	6,675,000	6,791,813
Freescale Semiconductor, Inc. 6.875% 7/15/11	5,350,000	5,577,375

See accompanying notes which are an integral part of the financial statements.

55 Annual Report

Investments continued

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount
Nonconvertible Bonds continued
Technology – continued
Lucent Technologies, Inc.:
6.45% 3/15/29	$ 1,170,000	$ 1,025,213
6.5% 1/15/28	1,055,000	913,894
MagnaChip Semiconductor SA/MagnaChip
Semiconductor Finance Co. 7.12% 12/15/11 (d)	4,465,000	4,431,513
New ASAT Finance Ltd. 9.25% 2/1/11	2,165,000	1,569,625
Sanmina SCI Corp.:
6.75% 3/1/13	3,925,000	3,718,938
10.375% 1/15/10	1,950,000	2,145,000
STATS ChipPAC Ltd. 7.5% 7/19/10 (c)	5,410,000	5,504,675
SunGard Data Systems, Inc.:
8.5248% 8/15/13 (c)(d)	2,590,000	2,670,938
9.125% 8/15/13 (c)	6,090,000	6,242,250
Unisys Corp. 8% 10/15/12	3,540,000	3,460,350
Xerox Capital Trust I 8% 2/1/27	5,775,000	6,006,000
Xerox Corp.:
6.875% 8/15/11	1,265,000	1,321,925
7.125% 6/15/10	4,275,000	4,499,438
9.75% 1/15/09	1,535,000	1,719,200
		64,834,210
Telecommunications – 9.2%
American Tower Corp. 7.125% 10/15/12	1,965,000	2,058,338
American Towers, Inc. 7.25% 12/1/11	785,000	834,063
Digicel Ltd. 9.25% 9/1/12 (c)	3,565,000	3,738,794
Intelsat Ltd.:
5.25% 11/1/08	2,415,000	2,215,763
6.5% 11/1/13	5,710,000	4,396,700
7.625% 4/15/12	2,890,000	2,413,150
8.695% 1/15/12 (c)(d)	6,345,000	6,471,900
MCI, Inc. 8.735% 5/1/14 (d)	4,155,000	4,643,213
Millicom International Cellular SA 10% 12/1/13	4,600,000	4,772,500
Mobile Telesystems Finance SA 8% 1/28/12 (c)	1,880,000	1,992,800
New Skies Satellites BV:
8.5388% 11/1/11 (d)	4,145,000	4,258,988
9.125% 11/1/12	415,000	425,894
Nextel Communications, Inc.:
5.95% 3/15/14	2,880,000	2,973,600
6.875% 10/31/13	7,380,000	7,841,250
PanAmSat Corp. 9% 8/15/14	2,080,000	2,189,200
PanAmSat Holding Corp. 0% 11/1/14 (b)	1,095,000	755,550

See accompanying notes which are an integral part of the financial statements.

Annual Report

56

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount
Nonconvertible Bonds continued
Telecommunications – continued
Qwest Capital Funding, Inc.:
7% 8/3/09	$ 3,240,000	$ 3,142,800
7.25% 2/15/11	1,160,000	1,102,000
7.9% 8/15/10	1,450,000	1,439,125
Qwest Corp.:
7.12% 6/15/13 (c)(d)	6,760,000	7,030,400
8.875% 3/15/12	2,045,000	2,234,163
Qwest Services Corp. 14% 12/15/14	3,315,000	4,011,150
Rogers Communications, Inc.:
7.25% 12/15/12	3,670,000	3,881,025
8% 12/15/12	4,020,000	4,241,100
9.625% 5/1/11	3,350,000	3,869,250
SBA Communications Corp. 8.5% 12/1/12	4,005,000	4,355,438
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14	390,000	394,875
Time Warner Telecom, Inc. 10.125% 2/1/11	1,050,000	1,084,125
U.S. West Capital Funding, Inc. 6.375% 7/15/08	5,547,000	5,380,590
U.S. West Communications:
6.875% 9/15/33	2,385,000	2,063,025
7.5% 6/15/23	805,000	728,525
		96,939,294
Textiles & Apparel – 0.5%
Levi Strauss & Co.:
8.2544% 4/1/12 (d)	2,225,000	2,219,438
12.25% 12/15/12	995,000	1,104,450
Tommy Hilfiger USA, Inc. 6.85% 6/1/08	2,130,000	2,156,625
		5,480,513

TOTAL NONCONVERTIBLE BONDS		929,902,543

TOTAL CORPORATE BONDS
(Cost $917,443,848)		930,083,372

Commercial Mortgage Securities 0.1%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class
B, 3.4233% 8/1/24 (c)(d)
(Cost $969,889)	1,228,245	1,059,362

See accompanying notes which are an integral part of the financial statements.

57 Annual Report

Investments continued

Common Stocks 0.2%
	Shares	Value (Note 1)
Automotive 0.0%
Exide Technologies warrants 3/18/06 (a)	16	$ 0
Healthcare 0.0%
Skilled Healthcare Group, Inc. (a)(e)	1,364	156,860
Textiles & Apparel – 0.2%
Arena Brands Holding Corp. Class B (e)	144,445	1,630,784
TOTAL COMMON STOCKS
(Cost $5,834,148)		1,787,644

Floating Rate Loans 7.8%
	Principal
	Amount
Air Transportation – 0.4%
US Airways Group, Inc.:
Tranche 1A, term loan 12.2062% 9/30/10 (d)	$ 2,834,967	2,834,967
Tranche 2B, term loan 9.8062% 9/30/08 (d)	1,126,439	1,137,703
		3,972,670
Building Materials – 0.5%
Masonite International Corp. term loan 9.3838%
4/6/15 (d)	5,340,000	5,333,325
Cable TV 0.5%
UPC Broadband Holding BV Tranche H2, term loan
6.0044% 9/30/12 (d)	5,460,000	5,521,425
Electric Utilities – 1.5%
Covanta Energy Corp.:
Tranche 1:
Credit-Linked Deposit 6.8628% 6/24/12 (d)	2,913,496	2,957,198
term loan 6.9606% 6/24/12 (d)	2,350,613	2,385,872
Tranche 2, term loan 9.3953% 6/24/13 (d)	3,720,000	3,729,300
Riverside Energy Center LLC:
term loan 7.93% 6/24/11 (d)	6,179,774	6,365,167
Credit-Linked Deposit 7.93% 6/24/11 (d)	288,859	293,192
		15,730,729
Energy – 1.8%
Coffeyville Resources LLC:
Credit-Linked Deposit 6.3604% 7/8/11 (d)	172,000	174,795
Tranche 2, term loan 10.8125% 7/8/13 (d)	2,870,000	2,984,800
Tranche B1, term loan 6.57% 7/8/12 (d)	258,000	262,193
El Paso Corp.:
Credit-Linked Deposit 6.6466% 11/22/09 (d)	4,070,700	4,111,407

See accompanying notes which are an integral part of the financial statements.

Annual Report

58

Floating Rate Loans continued
		Principal	Value (Note 1)
		Amount
Energy – continued
El Paso Corp.: – continued
term loan 6.8125% 11/22/09 (d)		$ 2,766,661	$ 2,794,327
Kerr-McGee Corp. Tranche B, term loan 6.3149%
5/24/11 (d)		8,538,600	8,581,293
			18,908,815
Environmental – 0.8%
Envirocare of Utah, Inc.:
Tranche 1, term loan 6.11% 4/13/10 (d)		4,882,727	4,962,072
Tranche 2, term loan 8.86% 4/13/10 (d)		3,770,000	3,901,950
			8,864,022
Homebuilding/Real Estate – 0.8%
LNR Property Corp.:
Tranche A, term loan 8.2109% 2/3/08 (d)		2,150,000	2,160,750
Tranche B, term loan:
6.7112% 2/3/08 (d)		4,311,868	4,365,766
8.9609% 2/3/08 (d)		2,200,000	2,211,000
			8,737,516
Technology – 0.7%
Fidelity National Information Solutions, Inc.:
Tranche A, term loan 5.2281% 3/9/11 (d)		3,676,525	3,676,525
Tranche B, term loan 5.4771% 3/9/13 (d)		1,464,950	1,472,275
Infor Global Solutions AG Tranche 2, term loan
10.943% 4/18/12 (d)		1,700,000	1,721,250
			6,870,050
Telecommunications – 0.8%
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (d)	.	1,700,000	1,689,375
Wind Telecomunicazioni Spa:
Tranche 2, term loan 10.0944% 3/21/15 (d)		3,620,000	3,624,525
Tranche B, term loan 6.75% 9/21/13 (d)		1,565,000	1,549,350
Tranche C, term loan 7.25% 9/21/14 (d)		1,565,000	1,549,350
			8,412,600

TOTAL FLOATING RATE LOANS
(Cost $81,519,647)			82,351,152

See accompanying notes which are an integral part of the financial statements.

59 Annual Report

Investments continued

Cash Equivalents 3.1%
	Maturity	Value (Note 1)
	Amount
Investments in repurchase agreements (Collateralized by U.S.
Government Obligations, in a joint trading account at
3.89%, dated 9/30/05 due 10/3/05)	$ 27,692,985	$ 27,684,000
Investments in repurchase agreements (Collateralized by U.S.
Treasury Obligations, in a joint trading account at 3.27%,
dated 9/30/05 due 10/3/05)	4,492,224	4,491,000
TOTAL CASH EQUIVALENTS
(Cost $32,175,000)		32,175,000

TOTAL INVESTMENT PORTFOLIO 99.9%
(Cost $1,037,942,532)		1,047,456,530

NET OTHER ASSETS – 0.1%		641,925
NET ASSETS 100%	$ 1,048,098,455

Legend

(a) Non-income producing

(b) Debt obligation initially issued in zero
coupon form which converts to coupon
form at a specified rate and date. The
rate shown is the rate at period end.

(c) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $205,494,256
or 19.6% of net assets.

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(e) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $1,787,644
or 0.2% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
SecurityA	Date	Cost
Arena Brands
Holding Corp.
Class B	6/18/97	$ 5,834,134
Skilled Healthcare	8/19/03 - 1/27/04
Group, Inc.		$ 13

AAcquired as a result of an in-kind exchange and represents the original acquisition date and cost.

See accompanying notes which are an integral part of the financial statements.

Annual Report 60

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	80.4%
Canada	5.2%
Bermuda	3.5%
Marshall Islands	2.7%
United Kingdom	1.7%
Luxembourg	1.4%
France	1.1%
Others (individually less than 1%) .	4.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

61 Annual Report

Financial Statements

Statement of Assets and Liabilities
		September 30, 2005

Assets
Investment in securities, at value (including repurchase
agreements of $32,175,000) (cost $1,037,942,532)
— See accompanying schedule		$1,047,456,530
Cash		607
Receivable for investments sold		11,614,618
Interest receivable		17,340,719
Total assets		1,076,412,474

Liabilities
Payable for investments purchased	$21,777,280
Distributions payable	6,492,135
Other payables and accrued expenses	44,604
Total liabilities		28,314,019

Net Assets		$ 1,048,098,455
Net Assets consist of:
Paid in capital		$1,038,584,457
Net unrealized appreciation (depreciation) on
investments		9,513,998
Net Assets, for 10,771,507 shares outstanding		$ 1,048,098,455
Net Asset Value, offering price and redemption price per
share ($1,048,098,455 ÷ 10,771,507 shares)		$97.30

See accompanying notes which are an integral part of the financial statements.

Annual Report

62

Statement of Operations
For the period November 12, 2004 (commencement of operations) to September 30, 2005

Investment Income
Dividends		$121,752
Interest		70,616,206
Total income		70,737,958

Expenses
Independent directors’ compensation	$4,019
Custodian fees and expenses	23,458
Audit	83,068
Legal	3,619
Miscellaneous	1,160
Total expenses before reductions	115,324
Expense reductions	(14,276)	101,048

Net investment income		70,636,910
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities		24,820,593
Change in net unrealized appreciation (depreciation) on
investment securities		(55,579,867)
Net gain (loss)		(30,759,274)
Net increase (decrease) in net assets resulting from
operations		$39,877,636

See accompanying notes which are an integral part of the financial statements.

63 Annual Report

Financial Statements continued

Statement of Changes in Net Assets
For the period
November 12, 2004
(commencement of
operations) to
September 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 70,636,910
Net realized gain (loss)	24,820,593
Change in net unrealized appreciation (depreciation)	(55,579,867)
Net increase (decrease) in net assets resulting
from operations	39,877,636
Distributions to partners from net investment income	(68,972,408)
Affiliated share transactions
Contributions in kind	1,079,168,181
Proceeds from sales of shares	50,000
Cost of shares redeemed	(2,024,954)
Net increase (decrease) in net assets resulting from share transactions .	1,077,193,227
Total increase (decrease) in net assets	1,048,098,455

Net Assets
Beginning of period	—
End of period	$ 1,048,098,455

Other Information
Shares
Issued for in-kind contribution	10,791,682
Sold	500
Redeemed	(20,675)
Net increase (decrease)	10,771,507

See accompanying notes which are an integral part of the financial statements.

Annual Report

64

Financial Highlights
Period ended
September 30,
2005E
Selected Per Share Data
Net asset value, beginning of period	$ 100.00
Income from Investment Operations
Net investment incomeD	6.548
Net realized and unrealized gain (loss)	(2.855)
Total from investment operations	3.693
Distributions to partners from net investment income	(6.393)
Net asset value, end of period	$ 97.30
Total ReturnB,C	3.83%
Ratios to Average Net AssetsF
Expenses before expense reductions	0124%A
Expenses net of voluntary waivers, if any	0124%A
Expenses net of all reductions	0109%A
Net investment income	7.60%A
Supplemental Data
Net assets, end of period (000 omitted)	$1,048,098
Portfolio turnover rate	113%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period November 12, 2004 (commencement of operations) to September 30, 2005.
F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

65 Annual Report

Notes to Financial Statements

For the period ended September 30, 2005

1. Significant Accounting Policies.

Fidelity High Income Central Investment Portfolio 1 (the fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an ex change) in the principal market in which such securities are normally traded, as deter mined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer supplied valuations and valuation models. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Directors believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open end investment compa nies are valued at their net asset value each business day.

Annual Report

66

1. Significant Accounting Policies continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the LLC.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount which is deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the fund’s partnership structure, paid in capital includes net realized gain/loss on investments.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 32,187,876
Unrealized depreciation	(19,143,337)
Net unrealized appreciation (depreciation)	13,044,539

Cost for federal income tax purposes	$ 1,034,411,991

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

67 Annual Report

Notes to Financial Statements continued

2. Operating Policies continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities, U.S. government securities and in kind transactions, aggregated $1,018,787,342, and $1,017,349,043, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management and Research Co. Inc. (FMRC), an affiliate of FMR, provides the fund with investment management services. The fund does not pay any fees for these services.

Share Transactions. On November 12, 2004, other mutual funds managed by FMR or its affiliates (investing funds), completed a non taxable exchange with the fund. The investing funds delivered securities with a value, including accrued interest, of $1,079,168,181 (which included $65,093,865 of unrealized appreciation, in exchange for 10,791,682 shares (each then valued at $100.00 per share) of the fund, as presented in the accompanying Statement of Changes in Net Assets. This is considered a non taxable exchange for federal income tax purposes, with no gain or loss recognized by the fund or its partners.

The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into the fund, in accordance with the Partnership Agreement. At the end of the period, the investing funds were the owners of record of all the outstanding shares of the fund.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $696 for the period.

Annual Report

68

4. Fees and Other Transactions with Affiliates continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

			Interest Earned
	Average Daily	Weighted Average	(included in	Interest
Borrower or Lender	Loan Balance	Interest Rate	interest income)	Expense
Lender	$ 10,296,000	3.49%	$ 14,992	—

5. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $4,970 for the period. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $9,306.

6. Other.

The fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

69 Annual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios LLC and Partners of Fidelity High Income Central Investment Portfolio 1:

We have audited the accompanying statement of assets and liabilities of Fidelity High Income Central Investment Portfolio 1 (the Fund), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of September 30, 2005, and the related statements of operations, changes in net assets, and the financial highlights for the period from November 12, 2004 (commencement of operations) to September 30, 2005. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures in cluded confirmation of securities owned as of September 30, 2005, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity High Income Central Investment Portfolio 1 as of September 30, 2005, the results of its operations, the changes in its net assets, and its financial highlights for the period from November 12, 2004 (commencement of operations) to September 30, 2005, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 15, 2005

Annual Report 70

Directors and Officers

The Directors, Members of the Advisory Board, and executive officers of the company and fund, as applicable, are listed below. The Board of Directors governs the fund and is responsible for protecting the interests of shareholders. The Directors are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. All Directors of the company serve in a similar capacity as Trustees (collectively, the Trustees) to the other Fidelity funds Except for William O. McCoy, Stephen P. Jonas, and Kenneth L. Wolfe, each of the Directors oversees 322 funds advised by FMR or an affiliate. Mr. McCoy oversees 324 funds advised by FMR or an affiliate. Mr. Jonas and Mr. Wolfe oversee 319 funds advised by FMR or an affiliate.

The Directors hold office without limit in time except that (a) any Director may resign; (b) any Director may be removed by written instrument, signed by at least two thirds of the number of Directors prior to such removal; (c) any Director who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Directors; and (d) any Director may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Director who is not an interested person (as defined in the 1940 Act) (Independent Director), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Directors may waive this mandatory retirement age policy with respect to individual Directors. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Directors at any regular meeting or any special meeting of the Directors. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Directors. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Directors*:

Correspondence intended for each Director who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)**

Year of Election or Appointment: 2004

Mr. Johnson is Chairman of the Board of Directors. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Man agement, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

71 Annual Report

Directors and Officers - continued

Name, Age; Principal Occupation Abigail P. Johnson (43)**

Year of Election or Appointment: 2004

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005 present). She is President and a Director of Fidelity Investments Money Management, Inc. (2001 present), FMR Co., Inc. (2001 present), and a Director of FMR Corp. Previously, Ms. Johnson served as President and a Director of FMR (2001 2005), Senior Vice President of the Fidelity funds (2001 2005), and managed a number of Fidelity funds.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Fidelity High Income Central Invest ment Portfolio 1 (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Adminis trative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2004

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Directors have been determined to be “Interested Directors” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Director, is Abigail P. Johnson’s father.

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72

Independent Directors:

Correspondence intended for each Independent Director (that is, the Directors other than the Interested Directors) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addi tion, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Robert M. Gates (62)

Year of Election or Appointment: 2004

Dr. Gates is Vice Chairman of the Independent Directors (2005 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

73 Annual Report

Directors and Officers - continued

Name, Age; Principal Occupation George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer ing and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Acad emy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Pre viously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommu nications network surveillance, 2001 2004), and Teletech Holdings (cus tomer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (58)

Year of Election or Appointment: 2004

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare ser vice, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

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Name, Age; Principal Occupation Ned C. Lautenbach (61)

Year of Election or Appointment: 2004

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corpora tion (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

Marvin L. Mann (72)

Year of Election or Appointment: 2004

Mr. Mann is Chairman of the Independent Directors (2001 present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director’s Council of the Investment Com pany Institute. In addition, Mr. Mann is a member of the President’s Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 2004

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Frank lin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Car olina (16 school system).

75 Annual Report

Directors and Officers - continued

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2004

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Mem ber of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Direc tor of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corpo ration, Maersk Inc. (industrial conglomerate, 2002 present), and Metal mark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Director (2005 present) or Member of the Advisory Board (2004 present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communica tions Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

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76

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Gamper may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005

Member of the Advisory Board of Fidelity Central Investment Portfolios LLC. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Direc tors of Public Service Enterprise Group (utilities, 2001 present), Chair man of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Peter S. Lynch (61)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Central Investment Portfolios LLC. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Pre viously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of Fidelity High Income Central Investment Portfolio 1. Mr. Donovan also serves as Vice President of Fidelity’s High Income Funds (2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and certain Balanced Funds (2005 present). Mr. Donovan also serves as Executive Vice Presi dent of FMR (2005 present) and FMRC (2005 present). Previously, Mr. Donovan served as Vice President and Director of Fidelity’s Interna tional Equity Trading group (1998 2005).

77 Annual Report

Directors and Officers - continued

Name, Age; Principal Occupation

Matt Conti (39)

Year of Election or Appointment: 2004

Vice President of Fidelity High Income Central Investment Portfolio 1. Mr. Conti also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Conti managed a vari ety of Fidelity funds. Mr. Conti also serves as a Vice President of FMR (2003) and FMR Co., Inc. (2003).

Eric D. Roiter (56)

Year of Election or Appointment: 2004

Secretary of Fidelity High Income Central Investment Portfolio 1. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2004

Assistant Secretary of Fidelity High Income Central Investment Portfolio 1. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of Fidelity High Income Central Investment Portfolio 1. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at Pricewater houseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

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78

Name, Age; Principal Occupation Timothy F. Hayes (54)

Year of Election or Appointment: 2004

Chief Financial Officer of Fidelity High Income Central Investment Portfo lio 1. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002 present) and President of Fidelity Investment Operations (2005 present) which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he served as President (1998 2005). Mr. Hayes serves as President of Fidelity Service Company (2003 present) where he also serves as a Director. Mr. Hayes also served as President of Fidelity Investments Operations Group (FIOG, 2002 2005).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity High Income Central Investment Portfolio 1. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Over sight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Insti tutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2004

Deputy Treasurer of Fidelity High Income Central Investment Portfolio 1. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Fidelity High Income Central Investment Portfolio 1. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

79 Annual Report

Directors and Officers - continued

Name, Age; Principal Occupation Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Fidelity High Income Central Investment Portfolio 1. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC

(2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Fidelity High Income Central Investment Portfolio 1. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before join ing Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (38)

Year of Election or Appointment: 2005

Assistant Treasurer of Fidelity High Income Central Investment Portfolio 1. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Man agement where he served as Vice President of the Investment Opera tions Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 2004

Assistant Treasurer of Fidelity High Income Central Investment Portfolio 1. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of Fidelity High Income Central Investment Portfolio 1. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

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80

Name, Age; Principal Occupation Mark Osterheld (50)

Year of Election or Appointment: 2004

Assistant Treasurer of Fidelity High Income Central Investment Portfolio 1. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Fidelity High Income Central Investment Portfolio 1. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Fidelity High Income Central Investment Portfolio 1. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

81 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

High Income Central Investment Portfolio 1

Each year, typically in June, the Board of Directors, including the independent Directors (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Directors’ counsel, requests and consid ers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibi lities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives informa tion on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Directors, including the independent Directors, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and independent Directors’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fiduciary duty under applicable law.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR Co., Inc., and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager com pensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities

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82

that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Administrative Services. The Board considered the nature, extent, quality, and cost of administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

Investment Performance. Given the recent launch of the fund, the Board did not consider the fund’s short term investment performance to be a material factor in its decision to renew the fund’s Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund’s management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except operating expenses for services provided by entities not affiliated with FMR, such as fees for custodial, auditing, legal and insurance services. Based on its review, the Board concluded that the fund’s net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, manag ing, administering and servicing the fund and its shareholders. The Board also consid ered the level of Fidelity’s profits in respect of all the Fidelity funds.

83 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except certain operating expenses for services provided by entities not affiliated with FMR.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except certain operating expenses for services provided by entities not affiliated with FMR.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity’s fund profitability methodology, including additional detail on various cost allocations; (ii) fall out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures

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84

are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

85 Annual Report

Fidelity® Tactical Income Central

Investment Portfolio

Annual Report September 30, 2005

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) website at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s website at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

TP1-ANN-1105	416749.1.0
1.822351.100

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund’s dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of perfor mance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Average annual total returns take Fidelity Tactical Income Central Investment Portfolio’s cumulative total return and show you what would have happened if Fidelity Tactical Income Central Investment Portfolio shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Tactical Income Central Investment Portfolio on December 17, 2004, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Aggregate Bond Index performed over the same period.

Annual Report 88

Management’s Discussion of Fund Performance

Comments from Jeffrey Moore, Portfolio Manager of Fidelity® Tactical Income Central Investment Portfolio

Several developments muted investment grade bond returns during the year ending Sep tember 30, 2005. One was the flattening of the yield curve. The increase in short term bond yields associated with the Federal Reserve Board’s series of rate increases reduced total return in this part of the curve. Because longer term bonds typically are more vulnerable to rising interest rates than shorter term bonds, their yields tend to be higher to compensate for that risk. But despite eight rate hikes during the period, longer term bond yields were generally stable, resulting in relatively strong performance compared to shorter term securities. Fed Chairman Alan Greenspan described the strength in longer term bond perfor mance as a “conundrum.” The Fed remained in a monetary tightening mode despite record high energy prices, even in the aftermath of Hurricanes Katrina and Rita. On September 20, the Fed made its 11th consecutive rate hike and hinted at more to come. These actions contributed to a negative third quarter of 2005 for bonds, as the Lehman Brothers® Aggre gate Bond Index slid 0.67% . For the 12 month period overall, the benchmark gained 2.80%, with little separation in performance among the investment grade debt sectors.

From its inception on December 17, 2004, through September 30, 2005, the fund gained 2.40%, outpacing the 1.99% return of the Lehman Brothers index. Sector selection was key to the fund’s outperformance. Among corporate bonds, the fund was overweighted in BBB rated securities, which outperformed their higher quality A rated counterparts. It particularly helped to be overweighted in real estate investment trusts, utilities, high quality banks and other financials. The fund also saw gains from its significant overweight ings in high quality securitized products, such as commercial mortgage backed securities, asset backed bonds and collateralized mortgage obligations. Another positive was the portfolio’s modest out of benchmark weighting in Treasury Inflation Protected Securities, which fared well. Lastly, the fund was helped by its fairly large stake in the Fidelity Ultra Short Central Fund, a diversified pool of short term assets designed to outperform cash like investments with similar risk characteristics. Notably, there was no source of significant underperformance during the period. Because the portfolio was broadly diversi fied and conservatively managed, the fund was able to do reasonably well in all of the major categories in which we invest.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

89 Annual Report

89

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 to September 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, the fund, as a shareholder in an underlying affiliated central fund, will indi rectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central fund. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. In addition, the fund, as a shareholder in an underlying affiliated central fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central fund. These fees and expenses are not in cluded in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

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90

Expenses Paid
During Period*
	Beginning	Ending	April 1, 2005
	Account Value	Account Value	to September 30,
	April 1, 2005	September 30, 2005	2005
Actual	$ 1,000.00	$ 1,026.30	$ .04
Hypothetical (5% return per year
before expenses)	$ 1,000.00	$ 1,025.03	$ .04

* Expenses are equal to the Fund’s annualized expense ratio of ..0072%; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one half year period). The fees and expenses of the underlying affiliated central fund in which the fund invests are not included in the fund’s annualized expense ratio.

91 Annual Report

Investment Changes

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

Duration as of September	30, 2005
			6 months ago
Years		4.2	4.2

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

The information in the above tables is based on the combined investments of the fund and its pro rata share of the investments of Fidelity’s fixed income central fund.

Annual Report 92

Investments September 30, 2005 Showing Percentage of Net Assets

Nonconvertible Bonds 22.2%
	Principal	Value
	Amount	(Note 1)

CONSUMER DISCRETIONARY – 2.0%
Automobiles – 0.6%
Ford Motor Co.:
6.375% 2/1/29	$ 1,750,000	$ 1,255,625
6.625% 10/1/28	1,115,000	805,588
7.45% 7/16/31	12,780,000	9,968,400
General Motors Corp. 8.25% 7/15/23	11,340,000	8,816,850
		20,846,463
Media – 1.4%
Clear Channel Communications, Inc. 5.5% 9/15/14	7,170,000	6,910,898
Comcast Corp. 5.65% 6/15/35	2,850,000	2,664,066
Continental Cablevision, Inc. 9% 9/1/08	3,850,000	4,271,379
Cox Communications, Inc. 7.125% 10/1/12	4,325,000	4,704,674
Liberty Media Corp.:
5.7% 5/15/13	2,980,000	2,719,250
8.25% 2/1/30	8,580,000	8,216,225
News America Holdings, Inc. 7.75% 12/1/45	2,625,000	3,082,196
News America, Inc. 6.2% 12/15/34	5,075,000	5,082,663
Time Warner, Inc. 6.625% 5/15/29	5,700,000	5,962,246
Univision Communications, Inc. 3.875% 10/15/08	1,295,000	1,248,649
		44,862,246

TOTAL CONSUMER DISCRETIONARY		65,708,709

CONSUMER STAPLES 0.4%
Beverages – 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (a)	3,715,000	3,644,411
Food Products 0.3%
ConAgra Foods, Inc. 6.75% 9/15/11	8,710,000	9,365,593

TOTAL CONSUMER STAPLES		13,010,004

ENERGY 2.0%
Energy Equipment & Services – 0.5%
Diamond Offshore Drilling, Inc. 4.875% 7/1/15 (a)	10,270,000	10,031,695
Petronas Capital Ltd. 7% 5/22/12 (a)	5,725,000	6,388,590
		16,420,285
Oil, Gas & Consumable Fuels – 1.5%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (a)	5,220,000	5,173,834
Duke Capital LLC:
4.37% 3/1/09	2,825,000	2,782,492

See accompanying notes which are an integral part of the financial statements.

93 Annual Report

Investments continued

Nonconvertible Bonds continued
	Principal	Value
	Amount	(Note 1)

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Duke Capital LLC: – continued
6.25% 2/15/13	$ 4,500,000	$ 4,733,289
Enterprise Products Operating LP 4% 10/15/07	3,815,000	3,738,711
Kinder Morgan Energy Partners LP 5.8% 3/15/35	1,810,000	1,738,465
Nexen, Inc. 5.875% 3/10/35	3,395,000	3,327,782
Pemex Project Funding Master Trust:
6.625% 6/15/35 (a)	1,425,000	1,401,488
7.375% 12/15/14	3,000,000	3,330,000
8.625% 2/1/22	8,725,000	10,709,938
The Coastal Corp.:
7.75% 10/15/35	1,990,000	1,910,400
9.625% 5/15/12	7,730,000	8,541,650
		47,388,049

TOTAL ENERGY		63,808,334

FINANCIALS – 11.5%
Capital Markets 1.3%
Bank of New York Co., Inc.:
3.4% 3/15/13 (f)	4,370,000	4,227,053
4.25% 9/4/12 (f)	4,285,000	4,248,093
Goldman Sachs Capital I 6.345% 2/15/34	8,225,000	8,569,866
Goldman Sachs Group, Inc. 5.25% 10/15/13	8,525,000	8,601,955
JPMorgan Chase Capital XV 5.875% 3/15/35	3,505,000	3,430,894
Lazard LLC 7.125% 5/15/15 (a)	5,665,000	5,625,096
Merrill Lynch & Co., Inc. 4.25% 2/8/10	4,590,000	4,487,189
Nuveen Investments, Inc. 5% 9/15/10	2,595,000	2,569,182
		41,759,328
Commercial Banks – 2.3%
Bank of America Corp.:
7.4% 1/15/11	10,286,000	11,487,024
7.8% 2/15/10	14,984,000	16,723,597
Banponce Corp. 6.75% 12/15/05	3,570,000	3,586,011
Export-Import Bank of Korea:
4.125% 2/10/09 (a)	1,485,000	1,451,844
5.25% 2/10/14 (a)	2,560,000	2,586,007
KeyCorp Capital Trust VII 5.7% 6/15/35	8,000,000	7,605,728
Korea Development Bank:
3.875% 3/2/09	9,700,000	9,416,479
4.75% 7/20/09	3,520,000	3,508,419

See accompanying notes which are an integral part of the financial statements.

Annual Report

94

Nonconvertible Bonds continued
	Principal	Value
	Amount	(Note 1)

FINANCIALS – continued
Commercial Banks – continued
Rabobank Capital Funding Trust II 5.26%
12/31/49 (a)(f)	$ 6,835,000	$ 6,854,104
Wachovia Bank NA 4.875% 2/1/15	12,050,000	11,882,119
		75,101,332
Consumer Finance – 0.7%
General Electric Capital Corp. 3.5% 5/1/08	500,000	487,475
Household Finance Corp.:
4.125% 11/16/09	7,450,000	7,255,235
5.875% 2/1/09	730,000	753,353
Household International, Inc. 8.875% 2/15/08	8,550,000	8,681,405
HSBC Finance Corp. 6.75% 5/15/11	1,575,000	1,713,002
MBNA Corp. 6.25% 1/17/07	3,670,000	3,738,937
		22,629,407
Diversified Financial Services – 1.7%
JPMorgan Chase & Co. 6.75% 2/1/11	29,515,000	31,937,709
JPMorgan Chase Capital XVII 5.85% 8/1/35	9,075,000	8,887,374
Mizuho Financial Group Cayman Ltd. 5.79%
4/15/14 (a)	10,065,000	10,483,744
Prime Property Funding II 6.25% 5/15/07 (a)	4,795,000	4,909,121
		56,217,948
Insurance – 1.2%
Axis Capital Holdings Ltd. 5.75% 12/1/14	10,145,000	10,067,299
Principal Life Global Funding I 5.125% 6/28/07 (a)	18,600,000	18,685,355
QBE Insurance Group Ltd. 5.647% 7/1/23 (a)(f)	9,370,000	9,351,091
		38,103,745
Real Estate 2.7%
Archstone Smith Operating Trust 5.25% 5/1/15	4,285,000	4,264,205
CarrAmerica Realty Corp. 5.25% 11/30/07	4,275,000	4,285,051
CenterPoint Properties Trust:
4.75% 8/1/10	2,950,000	2,917,290
5.25% 7/15/11	5,000,000	5,009,005
Colonial Properties Trust:
4.75% 2/1/10	3,325,000	3,253,619
5.5% 10/1/15	14,200,000	13,954,042
Developers Diversified Realty Corp.:
5% 5/3/10	3,280,000	3,260,474
5.25% 4/15/11	1,855,000	1,860,049
EOP Operating LP:
4.65% 10/1/10	2,375,000	2,335,582

See accompanying notes which are an integral part of the financial statements.

95 Annual Report

Investments continued

Nonconvertible Bonds continued
	Principal	Value
	Amount	(Note 1)

FINANCIALS – continued
Real Estate continued
EOP Operating LP: – continued
6.763% 6/15/07	$10,075,000	$ 10,378,993
7.75% 11/15/07	9,645,000	10,210,592
Equity Residential 5.125% 3/15/16	3,435,000	3,383,623
Gables Realty LP:
5% 3/15/10	2,030,000	1,994,160
5.75% 7/15/07	1,450,000	1,467,625
Mack Cali Realty LP 7.25% 3/15/09	2,800,000	2,980,412
Simon Property Group LP:
4.6% 6/15/10	2,865,000	2,825,222
4.875% 8/15/10	7,325,000	7,292,272
5.1% 6/15/15	4,240,000	4,156,001
		85,828,217
Thrifts & Mortgage Finance – 1.6%
Abbey National PLC 6.69% 10/17/05	5,000,000	5,004,475
Independence Community Bank Corp.:
3.75% 4/1/14 (f)	2,870,000	2,757,843
4.9% 9/23/10	13,255,000	13,143,154
Residential Capital Corp. 6.375% 6/30/10 (a)	5,860,000	5,942,406
Washington Mutual, Inc.:
2.4% 11/3/05	7,355,000	7,344,938
4.3606% 9/17/12 (f)	9,000,000	8,993,637
4.625% 4/1/14	7,830,000	7,493,020
		50,679,473

TOTAL FINANCIALS		370,319,450

INDUSTRIALS – 1.2%
Aerospace & Defense – 0.2%
Bombardier, Inc.:
6.3% 5/1/14 (a)	1,900,000	1,681,500
7.45% 5/1/34 (a)	7,300,000	6,168,500
		7,850,000
Airlines – 0.9%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	566,167	570,514
6.978% 10/1/12	1,380,441	1,398,148
7.024% 4/15/11	2,545,000	2,578,475
7.858% 4/1/13	10,000,000	10,233,249

See accompanying notes which are an integral part of the financial statements.

Annual Report

96

Nonconvertible Bonds continued
	Principal	Value
	Amount	(Note 1)

INDUSTRIALS – continued
Airlines – continued
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	$ 635,000	$ 631,636
7.056% 3/15/11	2,000,000	2,020,933
Delta Air Lines, Inc. pass thru trust certificates 7.57%
11/18/10	11,200,000	10,814,583
		28,247,538
Industrial Conglomerates – 0.1%
Hutchison Whampoa International 03/33 Ltd. 7.45%
11/24/33 (a)	3,400,000	3,927,340

TOTAL INDUSTRIALS		40,024,878

INFORMATION TECHNOLOGY – 0.3%
Computers & Peripherals – 0.0%
NCR Corp. 7.125% 6/15/09	1,660,000	1,759,929
Semiconductors & Semiconductor Equipment – 0.3%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	4,470,000	4,418,917
6.375% 8/3/15	4,405,000	4,303,231
		8,722,148

TOTAL INFORMATION TECHNOLOGY		10,482,077

MATERIALS 0.4%
Metals & Mining – 0.1%
Corporacion Nacional del Cobre (Codelco) 6.375%
11/30/12 (a)	2,620,000	2,829,621
Paper & Forest Products 0.3%
Boise Cascade Corp. 7.68% 3/29/06	9,125,000	9,307,500
International Paper Co. 4.25% 1/15/09	1,075,000	1,051,562
		10,359,062

TOTAL MATERIALS		13,188,683

TELECOMMUNICATION SERVICES – 1.7%
Diversified Telecommunication Services – 1.5%
KT Corp. 5.875% 6/24/14 (a)	3,275,000	3,437,935
Sprint Capital Corp. 8.375% 3/15/12	2,350,000	2,765,569
Telecom Italia Capital:
4% 1/15/10 (a)	10,065,000	9,664,564

See accompanying notes which are an integral part of the financial statements.

97 Annual Report

Investments continued

Nonconvertible Bonds continued
	Principal	Value
	Amount	(Note 1)

TELECOMMUNICATION SERVICES – continued
Diversified Telecommunication Services – continued
Telecom Italia Capital: – continued
4.875% 10/1/10	$ 3,235,000	$ 3,204,112
5.25% 11/15/13	2,500,000	2,482,275
Verizon Global Funding Corp.:
5.85% 9/15/35	14,490,000	14,250,147
7.25% 12/1/10	7,758,000	8,573,855
Verizon New York, Inc. 6.875% 4/1/12	5,229,000	5,593,974
		49,972,431
Wireless Telecommunication Services – 0.2%
America Movil SA de CV 6.375% 3/1/35	4,960,000	4,809,320

TOTAL TELECOMMUNICATION SERVICES		54,781,751

UTILITIES – 2.7%
Electric Utilities – 2.1%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,880,000	6,023,484
Exelon Corp. 4.9% 6/15/15	11,900,000	11,267,003
Exelon Generation Co. LLC 5.35% 1/15/14	10,500,000	10,514,385
FirstEnergy Corp. 6.45% 11/15/11	1,185,000	1,261,747
Monongahela Power Co. 5% 10/1/06	3,890,000	3,897,959
Oncor Electric Delivery Co. 6.375% 5/1/12	6,200,000	6,644,311
Progress Energy, Inc.:
7.1% 3/1/11	7,470,000	8,120,630
7.75% 3/1/31	12,910,000	15,567,627
TXU Energy Co. LLC 7% 3/15/13	3,930,000	4,266,506
		67,563,652
Independent Power Producers & Energy Traders – 0.2%
Duke Capital LLC 5.668% 8/15/14	2,300,000	2,335,717
Duke Energy Corp. 5.625% 11/30/12	3,565,000	3,680,477
		6,016,194
Multi-Utilities – 0.4%
Dominion Resources, Inc.:
4.75% 12/15/10	4,685,000	4,632,936

See accompanying notes which are an integral part of the financial statements.

Annual Report

98

Nonconvertible Bonds continued
	Principal	Value
	Amount	(Note 1)

UTILITIES – continued
Multi-Utilities – continued
Dominion Resources, Inc.: – continued
5.95% 6/15/35	$ 6,270,000	$ 6,125,082
MidAmerican Energy Holdings, Inc. 4.625% 10/1/07	3,235,000	3,225,272
		13,983,290

TOTAL UTILITIES		87,563,136

TOTAL NONCONVERTIBLE BONDS
(Cost $727,982,026)		718,887,022

U.S. Government and Government Agency Obligations 14.6%

U.S. Government Agency Obligations 5.2%
Fannie Mae 6.25% 2/1/11	53,700,000	57,386,774
Financing Corp. – coupon STRIPS 0% 11/30/05	1,666,000	1,655,967
Freddie Mac:
5.25% 11/5/12	51,240,000	50,906,223
5.875% 3/21/11	45,055,000	47,462,919
Government Loan Trusts (assets of Trust guaranteed by
U.S. Government through Agency for International
Development) Series 1-B, 8.5% 4/1/06	771,609	789,572
U.S. Department of Housing and Urban Development
Government guaranteed participation certificates
Series 1996 A:
7.57% 8/1/13	10,040,000	10,140,189
7.63% 8/1/14	995,000	1,000,689

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		169,342,333
U.S. Treasury Inflation Protected Obligations 6.8%
U.S. Treasury Inflation-Indexed Bonds:
2.375% 1/15/25	65,296,980	69,857,582
3.375% 4/15/32	46,558,764	61,555,761
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	20,625,400	20,098,483
1.875% 7/15/13	17,019,680	17,248,390
2% 1/15/14	50,223,650	51,269,306

TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		220,029,522

See accompanying notes which are an integral part of the financial statements.

99 Annual Report

Investments continued

U.S. Government and Government Agency Obligations continued
	Principal	Value
	Amount	(Note 1)
U.S. Treasury Obligations – 2.6%
U.S. Treasury Notes 4.75% 5/15/14	$81,165,000	$ 83,618,943
TOTAL U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS
(Cost $470,962,584)		472,990,798

U.S. Government Agency Mortgage Securities 27.3%

Fannie Mae – 24.4%
3.468% 4/1/34 (f)	1,191,712	1,191,722
3.736% 1/1/35 (f)	829,219	819,944
3.752% 10/1/33 (f)	496,835	489,437
3.789% 12/1/34 (f)	155,642	154,061
3.796% 6/1/34 (f)	2,287,152	2,231,032
3.82% 1/1/35 (f)	523,985	519,069
3.826% 6/1/33 (f)	413,632	409,808
3.838% 1/1/35 (f)	1,508,643	1,502,110
3.913% 12/1/34 (f)	492,275	490,780
3.92% 10/1/34 (f)	669,856	665,725
3.965% 5/1/33 (f)	166,694	165,412
3.97% 5/1/34 (f)	186,504	189,049
3.971% 1/1/35 (f)	690,250	684,384
3.979% 12/1/34 (f)	634,349	630,707
3.992% 1/1/35 (f)	415,005	411,719
4% 6/1/18 to 9/1/19	45,129,600	43,481,639
4.006% 12/1/34 (f)	511,323	508,517
4.008% 12/1/34 (f)	3,471,423	3,463,219
4.017% 2/1/35 (f)	491,884	486,590
4.02% 12/1/34 (f)	354,820	353,048
4.026% 2/1/35 (f)	462,493	457,305
4.03% 1/1/35 (f)	243,178	241,576
4.057% 10/1/18 (f)	504,106	498,312
4.059% 1/1/35 (f)	455,273	449,811
4.064% 4/1/33 (f)	182,793	181,681
4.07% 12/1/34 (f)	972,800	967,088
4.096% 1/1/35 (f)	1,001,896	994,450
4.097% 2/1/35 (f)	323,840	320,932
4.107% 2/1/35 (f)	341,924	339,728
4.108% 2/1/35 (f)	1,797,088	1,783,159
4.111% 1/1/35 (f)	990,050	980,405
4.119% 2/1/35 (f)	853,692	845,950
4.125% 1/1/35 (f)	996,442	999,502
See accompanying notes which are an integral part of the financial statements.

Annual Report	100

U.S. Government Agency Mortgage Securities continued
	Principal	Value
	Amount	(Note 1)
Fannie Mae continued
4.129% 1/1/35 (f)	$ 1,701,664	$ 1,686,498
4.138% 2/1/35 (f)	1,108,163	1,104,947
4.139% 11/1/34 (f)	848,223	841,960
4.149% 2/1/35 (f)	897,081	890,930
4.175% 1/1/35 (f)	1,852,372	1,838,675
4.179% 1/1/35 (f)	815,773	809,589
4.182% 11/1/34 (f)	249,182	247,377
4.191% 1/1/35 (f)	1,064,368	1,048,739
4.217% 3/1/34 (f)	459,933	457,323
4.25% 2/1/35 (f)	533,481	525,430
4.295% 1/1/35 (f)	633,879	633,867
4.296% 8/1/33 (f)	1,100,035	1,096,310
4.296% 3/1/35 (f)	519,845	517,236
4.31% 2/1/35 (f)	327,443	324,809
4.315% 3/1/33 (f)	274,446	270,381
4.315% 5/1/35 (f)	765,641	760,418
4.319% 1/1/35 (f)	531,294	527,901
4.333% 12/1/34 (f)	361,422	361,658
4.353% 1/1/35 (f)	521,564	514,524
4.366% 4/1/35 (f)	334,542	332,549
4.367% 2/1/34 (f)	1,280,731	1,274,128
4.401% 2/1/35 (f)	832,754	822,371
4.412% 5/1/35 (f)	1,550,778	1,546,935
4.449% 3/1/35 (f)	745,703	737,900
4.454% 4/1/34 (f)	859,904	855,774
4.457% 10/1/34 (f)	2,968,830	2,979,639
4.483% 1/1/35 (f)	854,289	856,232
4.489% 8/1/34 (f)	1,707,783	1,701,181
4.496% 3/1/35 (f)	1,673,155	1,655,635
4.499% 5/1/35 (f)	552,299	550,437
4.5% 5/1/18 to 5/1/35	99,189,934	96,367,325
4.5% 10/1/20 (b)	65,000,000	63,139,063
4.526% 3/1/35 (f)	1,500,418	1,486,203
4.532% 8/1/34 (f)	1,047,888	1,048,583
4.554% 7/1/35 (f)	1,893,899	1,892,346
4.555% 2/1/35 (f)	3,590,561	3,590,771
4.558% 2/1/35 (f)	566,643	565,320
4.585% 2/1/35 (f)	4,926,336	4,884,946
4.603% 2/1/35 (f)	406,054	407,976
4.605% 2/1/35 (f)	1,634,353	1,622,741
4.648% 11/1/34 (f)	1,860,376	1,852,691

See accompanying notes which are an integral part of the financial statements.

101 Annual Report

Investments continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value
	Amount	(Note 1)
Fannie Mae continued
4.679% 11/1/34 (f)	$ 1,853,703	$ 1,841,852
4.708% 3/1/35 (f)	4,705,404	4,717,782
4.736% 7/1/34 (f)	1,601,266	1,595,144
4.737% 3/1/35 (f)	886,856	883,242
4.818% 12/1/32 (f)	777,636	781,455
4.823% 12/1/34 (f)	1,483,640	1,483,087
4.847% 12/1/34 (f)	590,689	590,383
5% 2/1/18 to 6/1/34	63,355,675	63,135,122
5% 10/1/35 (b)	130,443,747	127,631,054
5.117% 5/1/35 (f)	3,655,191	3,684,346
5.204% 6/1/35 (f)	2,646,531	2,672,667
5.297% 9/1/35 (f)	1,023,555	1,028,673
5.5% 2/1/11 to 9/1/35 (c)	86,950,374	87,566,038
5.5% 10/1/35 (b)	71,458,541	71,391,549
6% 6/1/13 to 1/1/34	37,792,611	38,546,484
6.5% 2/1/12 to 5/1/34	58,218,786	60,058,385
6.5% 10/1/35 (b)	18,289,984	18,827,252
7% 11/1/05 to 2/1/33	17,501,563	18,345,737
7% 10/1/20 (b)	3,757,832	3,926,934
7.5% 10/1/09 to 11/1/31	7,159,256	7,583,726
8% 6/1/10 to 6/1/29	8,623	8,951
11.5% 11/1/15	43,151	47,963

TOTAL FANNIE MAE		788,885,015
Freddie Mac – 1.5%
4.081% 12/1/34 (f)	564,206	558,314
4.109% 12/1/34 (f)	820,961	817,169
4.192% 1/1/35 (f)	841,711	838,873
4.294% 3/1/35 (f)	763,198	759,241
4.3% 5/1/35 (f)	1,301,220	1,296,656
4.308% 12/1/34 (f)	769,368	758,845
4.331% 1/1/35 (f)	1,913,182	1,897,099
4.368% 3/1/35 (f)	1,112,177	1,093,757
4.39% 2/1/35 (f)	1,462,096	1,460,725
4.446% 3/1/35 (f)	725,284	715,084
4.449% 2/1/34 (f)	851,090	849,999
4.479% 6/1/35 (f)	1,114,542	1,109,750
4.489% 3/1/35 (f)	2,064,207	2,051,397
4.495% 3/1/35 (f)	5,030,365	4,983,795
4.496% 3/1/35 (f)	829,042	818,646
4.563% 2/1/35 (f)	1,181,099	1,170,988

See accompanying notes which are an integral part of the financial statements.

Annual Report

102

U.S. Government Agency Mortgage Securities continued
	Principal	Value
	Amount	(Note 1)
Freddie Mac continued
5% 11/1/33	$ 667,258	$ 654,597
5.028% 4/1/35 (f)	4,333,559	4,344,306
5.237% 8/1/33 (f)	345,293	350,411
5.5% 12/1/24 to 4/1/25	9,761,858	9,825,354
6% 10/1/23 to 5/1/33	8,786,277	8,959,103
7.5% 11/1/16 to 6/1/32	3,521,779	3,740,944
8% 7/1/25 to 10/1/27	82,665	88,367
8.5% 2/1/19 to 8/1/22	16,478	17,905
12% 11/1/19	18,628	20,489

TOTAL FREDDIE MAC		49,181,814
Government National Mortgage Association 1.4%
6% 6/15/08 to 9/15/10	2,852,154	2,926,630
6.5% 12/15/07 to 12/15/32	19,313,881	20,089,188
7% 6/15/24 to 12/15/33	15,604,600	16,417,121
7.5% 3/15/22 to 8/15/28	4,032,674	4,298,857
8% 4/15/24 to 12/15/25	214,152	229,572
8.5% 8/15/29 to 11/15/31	650,779	707,286

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		44,668,654

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE SECURITIES
(Cost $886,309,128)		882,735,483

Asset Backed Securities 5.7%

Accredited Mortgage Loan Trust Series 2003 2 Class A1,
4.23% 10/25/33	2,971,783	2,866,590
ACE Securities Corp. Series 2004-OP1:
Class M1, 4.35% 4/25/34 (f)	2,390,000	2,392,369
Class M2, 4.88% 4/25/34 (f)	3,375,000	3,425,027
Aircraft Lease Securitisation Ltd. Series 2005-1 Class C1,
7.2% 9/9/30 (a)(f)	915,000	934,444
AmeriCredit Automobile Receivables Trust:
Series 2003-AM Class A4B, 4.15% 11/6/09 (f)	3,305,007	3,314,362
Series 2003-BX Class A4B, 3.9688% 1/6/10 (f)	2,220,000	2,225,998
Ameriquest Mortgage Securities, Inc. Series 2003-3
Class M1, 4.63% 3/25/33 (f)	4,050,000	4,071,396
Amortizing Residential Collateral Trust Series 2002-BC7
Class M1, 4.63% 10/25/32 (f)	18,293,000	18,344,458

See accompanying notes which are an integral part of the financial statements.

103 Annual Report

Investments continued

Asset Backed Securities continued
	Principal	Value
	Amount	(Note 1)
Argent Securities, Inc. Series 2003-W3 Class M2, 5.63%
9/25/33 (f)	$ 5,400,000	$ 5,560,947
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2:
Class A2, 4.1481% 4/15/33 (f)	388,472	388,521
Class M1, 4.6681% 4/15/33 (f)	4,770,000	4,790,866
Series 2004-HE2 Class M1, 4.38% 4/25/34 (f)	3,320,000	3,332,642
Bayview Financial Asset Trust Series 2000-F Class A,
4.3375% 9/28/43 (f)	7,204,473	7,220,605
Capital Auto Receivables Asset Trust Series 2004-2
Class A2, 3.35% 2/15/08	4,890,000	4,821,479
Capital One Auto Finance Trust Series 2003 A Class A4B,
4.0481% 1/15/10 (f)	6,505,000	6,519,619
Capital One Multi-Asset Execution Trust:
Series 2003-B1 Class B1, 4.9381% 2/17/09 (f)	7,735,000	7,770,349
Series 2003-B2 Class B2, 3.5% 2/17/09	4,070,000	4,046,657
CDC Mortgage Capital Trust Series 2003-HE2 Class M2,
5.5413% 10/25/33 (f)	1,774,982	1,803,337
Cendant Timeshare Receivables Funding LLC Series
2005-1A Class A1, 4.67% 5/20/17 (a)	2,988,788	2,988,573
Chase Credit Card Master Trust Series 2003-6 Class B,
4.1181% 2/15/11 (f)	4,870,000	4,906,972
Countrywide Home Loans, Inc. Series 2002-6 Class
AV1, 4.26% 5/25/33 (f)	1,772,297	1,776,577
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp.
Series 2003-1A Class C, 6.667% 6/28/38 (a)	4,725,000	4,905,702
Crown Castle Towers LLC/Crown Atlantic Holdings Sub
LLC/Crown Communication, Inc. Series 2005-1:
Class B, 4.878% 6/15/35 (a)	2,706,000	2,655,473
Class C, 5.074% 6/15/35 (a)	2,457,000	2,416,263
Fieldstone Mortgage Investment Corp. Series 2004-2
Class M2, 4.98% 7/25/34 (f)	5,110,000	5,109,869
First USA Secured Note Trust Series 2001-3 Class C,
4.8394% 11/19/08 (a)(f)	6,360,000	6,404,718
Fremont Home Loan Trust Series 2005-A:
Class M1, 4.26% 1/25/35 (f)	900,000	903,033
Class M2, 4.29% 1/25/35 (f)	1,300,000	1,300,870
Class M3, 4.32% 1/25/35 (f)	700,000	701,624
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 4.2563% 1/20/35 (f)	1,445,821	1,445,968
Class M2, 4.2863% 1/20/35 (f)	1,084,366	1,084,466

See accompanying notes which are an integral part of the financial statements.

Annual Report

104

Asset Backed Securities continued
	Principal	Value
	Amount	(Note 1)
Home Equity Asset Trust:
Series 2003-2:
Class A2, 4.21% 8/25/33 (f)	$ 126,886	$ 127,325
Class M1, 4.71% 8/25/33 (f)	1,780,000	1,801,336
Series 2003-4:
Class M1, 4.4413% 10/25/33 (f)	215,000	216,432
Class M2, 5.5413% 10/25/33 (f)	255,000	257,971
Household Private Label Credit Card Master Note Trust I
Series 2002-3 Class B, 5.0181% 9/15/09 (f)	4,865,000	4,869,645
Long Beach Mortgage Loan Trust Series 2003-3:
Class M1, 4.3913% 7/25/33 (f)	5,250,000	5,283,694
Class M2, 5.4913% 7/25/33 (f)	2,685,000	2,730,992
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 4.1431% 10/15/08 (f)	3,400,000	3,403,676
Series 2001-B2 Class B2, 4.1281% 1/15/09 (f)	3,400,000	3,406,235
Series 2002-B2 Class B2, 4.1481% 10/15/09 (f)	3,400,000	3,413,688
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 4.93% 12/27/32 (f)	1,010,000	1,024,400
Series 2003-NC6 Class M2, 5.5913% 6/27/33 (f)	8,680,000	8,922,689
Series 2004-NC2 Class M1, 4.38% 12/25/33 (f)	1,410,000	1,415,167
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1 Class M2, 5.23% 2/25/32 (f)	379,017	379,450
Series 2002-NC3 Class M1, 4.55% 8/25/32 (f)	815,000	818,264
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (h)	5,150,000	2,554,503
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (h)	2,300,000	575,920
Onyx Acceptance Owner Trust Series 2005-A Class A3,
3.69% 5/15/09	2,265,000	2,238,283
Ownit Mortgage Loan Asset-Backed Certificates
Series 2005-3 Class A2A, 3.95% 6/25/36 (f)	9,468,102	9,467,892
Residential Asset Mortgage Products, Inc.
Series 2003 RZ2 Class A1, 3.6% 4/25/33	1,625,194	1,589,432
Salomon Brothers Mortgage Securities VII, Inc.
Series 2003-UP1 Class A, 3.45% 4/25/32 (a)	1,598,554	1,537,109
Saxon Asset Securities Trust Series 2004-1 Class M1,
4.36% 3/25/35 (f)	2,395,000	2,397,154
Specialty Underwriting & Residential Finance
Series 2003-BC4 Class M1, 4.43% 11/25/34 (f)	985,000	990,085

See accompanying notes which are an integral part of the financial statements.

105 Annual Report

Investments continued

Asset Backed Securities continued
	Principal	Value
	Amount	(Note 1)
Structured Asset Securities Corp. Series 2004-GEL1
Class A, 4.19% 2/25/34 (f)	$ 470,119	$ 470,108
Superior Wholesale Inventory Financing Trust XII
Series 2005-A12 Class C, 4.9681% 6/15/10 (f)	3,540,000	3,544,891
TOTAL ASSET BACKED SECURITIES
(Cost $183,129,808)		183,866,115

Collateralized Mortgage Obligations 8.2%

Private Sponsor 3.8%
Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 4.23% 1/25/34 (f)	2,565,281	2,571,155
Series 2005-1 Class 5A2, 4.16% 5/25/35 (f)	4,729,172	4,732,104
Bear Stearns Adjustable Rate Mortgage Trust Series
2005-6 Class 1A1, 5.17% 8/25/35 (f)	5,810,346	5,811,835
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1,
4.11% 1/25/35 (f)	8,031,118	8,036,137
Granite Master Issuer PLC floater Series 2005 2 Class M1,
4.06% 12/20/54 (f)	7,000,000	6,997,813
Master Alternative Loan Trust Series 2004-3 Class 3A1,
6% 4/25/34	762,738	767,505
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A Class 2A1, 4.22% 3/25/28 (f)	5,084,083	5,110,858
Series 2004-E Class A2B, 4.45% 11/25/29 (f)	4,107,768	4,101,629
Series 2004-G Class A2, 3.95% 11/25/29 (f)	2,689,719	2,689,004
Series 2005-B Class A2, 3.75% 6/25/30 (f)	4,165,873	4,157,749
Series 2003-E Class XA1, 1% 10/25/28 (f)(h)	21,732,888	252,345
Series 2003-G Class XA1, 1% 1/25/29 (h)	19,232,472	238,654
Series 2003-H Class XA1, 1% 1/25/29 (a)(h)	17,019,931	215,331
Opteum Mortgage Acceptance Corp. floater Series
2005-3 Class APT, 4.12% 7/25/35 (f)	7,445,758	7,450,120
Residential Asset Mortgage Products, Inc. sequential pay
Series 2003-SL1 Class A31, 7.125% 4/25/31	2,373,134	2,411,318
Residential Finance LP/Residential Finance Development
Corp. floater Series 2003-CB1:
Class B3, 5.1781% 6/10/35 (a)(f)	1,710,999	1,740,942
Class B4, 5.3781% 6/10/35 (a)(f)	1,528,364	1,557,021
Class B5, 5.9781% 6/10/35 (a)(f)	1,038,134	1,060,195
Class B6, 6.4781% 6/10/35 (a)(f)	624,803	638,080
Sequoia Mortgage Funding Trust Series 2003-A
Class AX1, 0.8% 10/21/08 (a)(h)	68,379,915	481,415

See accompanying notes which are an integral part of the financial statements.

Annual Report

106

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount	(Note 1)
Private Sponsor continued
Sequoia Mortgage Trust floater:
Series 2004-12 Class 1A2, 3.93% 1/20/35 (f)	$ 9,206,052	$ 9,203,285
Series 2004-4 Class A, 3.5881% 5/20/34 (f)	5,261,295	5,254,767
Structured Adjustable Rate Mortgage Loan Trust floater
Series 2001-14 Class A1, 4.14% 7/25/35 (f)	9,838,925	9,838,925
Thornburg Mortgage Securities Trust floater Series 2005 3:
Class A2, 4.078% 8/25/45 (f)	3,600,000	3,600,000
Class A4, 4.108% 8/25/45 (f)	8,930,000	8,930,000
Washington Mutual Mortgage Securities Corp.
sequential pay Series 2003-MS9 Class 2A1, 7.5%
12/25/33	620,933	638,242
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.1106% 6/25/35 (f) .	7,411,688	7,293,789
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	13,979,198	13,787,857
Series 2005-AR9 Class 2A1, 4.3621% 5/25/35 (f)	4,631,156	4,581,315

TOTAL PRIVATE SPONSOR		124,149,390
U.S. Government Agency 4.4%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	10,275,000	10,709,719
Series 1999-57 Class PH, 6.5% 12/25/29	8,478,000	8,798,227
Fannie Mae guaranteed REMIC pass thru certificates
planned amortization class:
Series 2001-7 Class PQ, 6% 10/25/15	584,439	589,569
Series 2002-64 Class PC, 5.5% 12/25/26	2,667,432	2,674,169
Series 2003-81 Class MX, 3.5% 3/25/24	28,965,000	28,400,669
Freddie Mac Multi-class participation certificates
guaranteed:
planned amortization class:
Series 2498 Class PD, 5.5% 2/15/16	2,310,000	2,332,824
Series 2543 CLass PM, 5.5% 8/15/18	4,654,518	4,688,245
Series 2614 Class TD, 3.5% 5/15/16	5,000,000	4,785,795
Series 2665 Class PB, 3.5% 6/15/23	1,035,000	1,015,752
Series 2677 Class LD, 4.5% 3/15/17	1,305,000	1,278,304
Series 2760 Class EB, 4.5% 9/15/16	5,833,000	5,753,083
Series 2773:
Class ED, 4.5% 8/15/17	16,863,000	16,539,741
Class EG, 4.5% 4/15/19	13,500,000	13,001,184
Series 2775 Class OC, 4.5% 12/15/15	20,429,000	20,155,879
Series 2780 Class QE, 4.5% 4/15/19	2,400,000	2,323,843

See accompanying notes which are an integral part of the financial statements.

107 Annual Report

Investments continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount	(Note 1)
U.S. Government Agency continued
Freddie Mac Multi-class participation certificates
guaranteed: – continued
planned amortization class:
Series 2870 Class BE, 4.5% 4/15/18	$10,000,000	$ 9,713,923
Series 2885 Class PC, 4.5% 3/15/18	5,430,000	5,342,181
sequential pay Series 2750 Class ZT, 5% 2/15/34	3,960,876	3,586,541

TOTAL U.S. GOVERNMENT AGENCY		141,689,648

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $264,952,791)		265,839,038

Commercial Mortgage Securities 8.3%

Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1%
8/13/29	369,099	377,659
Series 1997-D5 Class PS1, 1.6354% 2/14/43 (f)(h) .	60,343,152	2,944,269
Banc of America Commercial Mortgage, Inc. Series
2005-3 Series A3B, 5.09% 7/10/43 (f)	10,415,000	10,434,907
Banc of America Large Loan, Inc. floater Series
2003 BBA2:
Class A3, 4.0881% 11/15/15 (a)(f)	2,715,000	2,717,399
Class C, 4.2381% 11/15/15 (a)(f)	555,000	556,818
Class D, 4.3181% 11/15/15 (a)(f)	870,000	874,614
Class F, 4.6681% 11/15/15 (a)(f)	620,000	624,034
Class H, 5.1681% 11/15/15 (a)(f)	555,000	558,064
Class J, 5.7181% 11/15/15 (a)(f)	580,000	586,956
Class K, 6.3681% 11/15/15 (a)(f)	520,000	519,129
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 4.2213% 8/25/33 (a)(f)	4,093,287	4,141,915
Series 2004-2 Class A, 4.26% 8/25/34 (a)(f)	3,857,311	3,865,758
Series 2004-3:
Class A2, 4.25% 1/25/35 (a)(f)	609,965	612,114
Class M1, 4.33% 1/25/35 (a)(f)	674,715	675,628
Class M2, 4.83% 1/25/35 (a)(f)	422,284	424,795
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2004 ESA:
Class C, 4.937% 5/14/16 (a)	2,395,000	2,404,098
Class D, 4.986% 5/14/16 (a)	875,000	879,746
Class E, 5.064% 5/14/16 (a)	2,705,000	2,726,672
Class F, 5.182% 5/14/16 (a)	650,000	654,782

See accompanying notes which are an integral part of the financial statements.

Annual Report

108

Commercial Mortgage Securities continued
	Principal	Value
	Amount	(Note 1)
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	$ 1,697,876	$ 1,846,233
Class F, 7.734% 1/15/32	920,000	989,832
Series 2001-245 Class A2, 6.4842% 2/12/16 (a)(f) .	2,080,000	2,218,579
COMM floater Series 2002-FL7 Class D, 4.3381%
11/15/14 (a)(f)	150,000	150,021
Commercial Mortgage pass thru certificates floater
Series 2004-CNL:
Class D, 4.4081% 9/15/14 (a)(f)	350,000	350,106
Class E, 4.4681% 9/15/14 (a)(f)	480,000	480,328
Class F, 4.5681% 9/15/14 (a)(f)	375,000	375,203
Class G, 4.7481% 9/15/14 (a)(f)	860,000	860,341
Class H, 4.8481% 9/15/14 (a)(f)	915,000	915,363
Class J, 5.3681% 9/15/14 (a)(f)	310,000	310,856
Class K, 5.7681% 9/15/14 (a)(f)	495,000	495,896
Class L, 5.9681% 9/15/14 (a)(f)	400,000	399,855
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1998-C1 Class A1B, 6.48% 5/17/40	631,860	656,167
Series 2003-C4 Class A3, 4.7% 8/15/36 (f)	320,000	317,015
Series 1997-C2 Class D, 7.27% 1/17/35	14,470,000	15,428,966
Series 1998-C1 Class D, 7.17% 5/17/40	2,205,000	2,416,067
Series 2003-C3 Class ASP, 1.997% 5/15/38 (a)(f)(h)	62,949,009	3,741,954
Series 2004-C1 Class ASP, 1.107% 1/15/37 (a)(f)(h)	41,505,216	1,441,663
Deutsche Mortgage & Asset Receiving Corp. sequential
pay Series 1998-C1 Class D, 7.231% 6/15/31	13,185,000	13,947,460
DLJ Commercial Mortgage Corp. sequential pay
Series 1999-CG2 Class A1A, 6.88% 6/10/32	5,657,360	5,772,766
Equitable Life Assurance Society of the United States
Series 174:
Class B1, 7.33% 5/15/06 (a)	11,400,000	11,575,505
Class C1, 7.52% 5/15/06 (a)	8,700,000	8,838,808
Class D1, 7.77% 5/15/06 (a)	6,800,000	6,892,572
First Union National Bank Chase Manhattan Bank
Commercial Mortgage Trust Series 1999-C2 Class C,
6.944% 6/15/31	6,700,000	7,133,318
Ginnie Mae guaranteed Multi-family pass thru securities
sequential pay:
Series 2002-26 Class C, 5.9905% 2/16/24 (f)	5,850,000	6,047,184
Series 2002-35 Class C, 5.8917% 10/16/23 (f)	795,000	819,802
Series 2003-87 Class C, 5.244% 8/16/32 (f)	5,000,000	5,068,683

See accompanying notes which are an integral part of the financial statements.

109 Annual Report

Investments continued

Commercial Mortgage Securities continued
		Principal	Value
		Amount	(Note 1)
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay Series 2003-47 Class C, 4.227%
10/16/27		$ 6,663,271	$ 6,530,384
Series 2003-47 Class XA, 0.0411% 6/16/43 (f)(h)		17,252,096	863,871
GMAC Commercial Mortgage Securities, Inc.:
sequential pay Series 1997-C2 Class A3, 6.566%
4/15/29		3,068,151	3,165,165
Series 2004-C3 Class X2, 0.9005% 12/10/41 (f)(h)	.	6,825,000	194,367
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB, 5.857% 11/11/19 (a)	.	6,715,000	6,631,063
Series 2003-C1 Class XP, 2.2976% 7/5/35 (a)(f)(h)		31,867,475	2,190,341
GS Mortgage Securities Corp. II:
sequential pay:
Series 1998-GLII Class A2, 6.562% 4/13/31		6,070,000	6,313,789
Series 2001-LIBA Class A2, 6.615% 2/14/16 (a)		5,835,000	6,325,619
Series 1998-GLII Class E, 7.1906% 4/13/31 (f)		4,103,000	4,302,355
Hilton Hotel Pool Trust Series 2000-HLTA Class D,
7.555% 10/3/15 (a)		3,200,000	3,468,735
J.P. Morgan Commercial Mortgage Finance Corp.
sequential pay:
Series 1998-C6 Class A3, 6.613% 1/15/30		8,802,458	9,070,377
Series 1999-C7 Class A2, 6.507% 10/15/35		5,555,000	5,790,850
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class B, 6.59% 2/18/30		800,000	829,980
Series 1999-C1 Class B, 6.93% 6/15/31		3,854,000	4,124,123
LB-UBS Commercial Mortgage Trust sequential pay:
Series 2001-C3 Class A1, 6.058% 6/15/20		13,982,617	14,363,074
Series 2003-C5 Class A2, 3.478% 7/15/27		1,000,000	968,245
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A
Class C, 4.13% 11/20/37 (a)		5,900,000	5,363,454
Morgan Stanley Capital I, Inc.:
sequential pay Series 1999-WF1 Class A2, 6.21%
11/15/31		1,550,000	1,605,665
Series 1999-RM1 Class E, 7.2103% 12/15/31 (f)		824,000	877,161
Morgan Stanley Dean Witter Capital I Trust Series
2003-HQ2 Class X2, 1.5864% 3/12/35 (a)(f)(h)		35,142,760	1,967,253
Salomon Brothers Mortgage Securities VII, Inc. sequential
pay Series 2000 C3 Class A2, 6.592% 12/18/33		5,060,000	5,400,472
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602% 11/15/07 (a)		12,680,000	13,149,188
Series 1:
Class D2, 6.992% 11/15/07 (a)		13,890,000	14,426,139
Class E2, 7.224% 11/15/07 (a)		8,260,000	8,628,754

See accompanying notes which are an integral part of the financial statements.

Annual Report

110

Commercial Mortgage Securities continued
	Principal	Value
	Amount	(Note 1)
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C4, 6.893% 5/15/16 (a)	$ 1,000,000	$ 1,085,816
Class E3, 7.253% 3/15/13 (a)	5,725,000	5,902,904
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $269,612,714)		269,609,044

Municipal Securities 1.1%

Atlanta Wtr. & Wastewtr. Rev. 5% 11/1/43
(FSA Insured)	6,600,000	6,843,342
Chicago Board of Ed. Series A:
5.5% 12/1/25 (AMBAC Insured)	600,000	699,936
5.5% 12/1/26 (AMBAC Insured)	3,590,000	4,189,817
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2005 A,
5% 6/1/35 (MBIA Insured)	4,300,000	4,514,742
Massachusetts Spl. Oblig. Dedicated Tax Rev. 5.5%
1/1/29 (FGIC Insured)	2,300,000	2,662,020
Miami-Dade County Gen. Oblig. (Bldg. Better
Communities Prog.) 5% 7/1/33 (FGIC Insured)	4,500,000	4,715,325
New Jersey Econ. Dev. Auth. Rev. Series N1, 5.5%
9/1/24 (AMBAC Insured)	4,250,000	4,977,983
Phoenix Civic Impt. Corp. Excise Tax Rev. (Civic Plaza
Expansion Proj.) Series A, 5% 7/1/41 (FGIC Insured)	4,400,000	4,596,372
Univ. of Virginia Univ. Revs. 5% 6/1/37	1,300,000	1,367,015
TOTAL MUNICIPAL SECURITIES
(Cost $34,957,669)		34,566,552

Foreign Government and Government Agency Obligations 1.7%

Israeli State 4.625% 6/15/13	5,305,000	5,119,325
Korean Republic 4.875% 9/22/14	3,000,000	2,969,274
Russian Federation 8.25% 3/31/10 (Reg. S)	5,395,000	5,840,088
United Mexican States:
5.875% 1/15/14	3,690,000	3,815,460
6.75% 9/27/34	15,845,000	16,874,925
7.5% 4/8/33	18,650,000	21,587,375
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS
(Cost $51,413,630)		56,206,447

See accompanying notes which are an integral part of the financial statements.

111 Annual Report

Investments continued

Fixed Income Funds 14.6%
		Shares	Value
			(Note 1)

Fidelity Ultra-Short Central Fund (g)
(Cost $472,024,582)		4,743,231	$ 471,904,052

Cash Equivalents 4.9%
		Maturity
		Amount

Investments in repurchase agreements (Collateralized by
U.S. Government Obligations, in a joint trading
account at 3.89%, dated 9/30/05 due 10/3/05)
(Cost $158,581,000)		$ 158,632,467	158,581,000

TOTAL INVESTMENT PORTFOLIO 108.6%
(Cost $3,519,925,932)		3,515,185,551

NET OTHER ASSETS – (8.6)%			(277,573,642)

NET ASSETS 100%		$ 3,237,611,909

Swap Agreements
	Expiration	Notional	Value
	Date	Amount

Credit Default Swap
Receive quarterly a fixed rate of .45%
multiplied by the notional amount and
pay to Lehman Brothers, Inc., upon each
default event of one of the issues of Dow
Jones CDX N.A. Investment Grade 5, par
value of the proportional notional
amount (e)	Dec. 2010	$ 33,200,000	$ (2,878)
Receive quarterly a fixed rate of .7%
multiplied by the notional amount and
pay to JPMorgan Chase, Inc., upon each
default event of one of the issues of Dow
Jones CDX N.A. Investment Grade 3, par
value of the proportional notional
amount (d)	March 2015	40,000,000	(297,640)
Receive quarterly notional amount
multiplied by .31% and pay Goldman
Sachs upon default event of SBC
Communications, Inc., par value of the
notional amount of SBC
Communications, Inc. 5.875% 8/15/12	Sept. 2010	7,500,000	(5,022)

See accompanying notes which are an integral part of the financial statements.

Annual Report 112

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Receive quarterly notional amount
multiplied by .35% and pay Goldman
Sachs upon default event of Southern
California Edison Co., par value of the
notional amount of Southern California
Edison Co. 7.625% 1/15/10	Sept. 2010	$ 3,700,000	$ (117)
Receive quarterly notional amount
multiplied by .39% and pay JPMorgan
Chase, Inc. upon default event of Fannie
Mae, par value of the notional amount of
Fannie Mae 4.625% 5/1/13	June 2010	3,750,000	23,943
Receive quarterly notional amount
multiplied by .405% and pay Deutsche
Bank upon default event of Sempra Ener-
gy, par value of the notional amount of
Sempra Energy 6% 2/1/13	Sept. 2010	5,800,000	(17,205)
Receive quarterly notional amount
multiplied by .41% and pay Deutsche
Bank upon default event of Sempra
Energy, par value of the notional amount
of Sempra Energy 6% 2/1/13	Sept. 2010	5,800,000	(15,911)
Receive quarterly notional amount
multiplied by .43% and pay Lehman
Brothers, Inc. upon default event of
Fannie Mae, par value of the notional
amount of Fannie Mae 6.25% 2/1/11	June 2010	15,000,000	121,553
Receive quarterly notional amount
multiplied by .48% and pay Goldman
Sachs upon default event of TXU Energy
Co. LLC, par value of the notional
amount of TXU Energy Co. LLC 7%
3/15/13	Sept. 2008	10,000,000	(60,628)
Receive quarterly notional amount
multiplied by .48% and pay JPMorgan
Chase, Inc. upon default event of Fannie
Mae, par value of the notional amount of
Fannie Mae 4.625% 5/1/13	June 2010	5,000,000	51,259
Receive quarterly notional amount
multiplied by .53% and pay Lehman
Brothers, Inc. upon default event of Tyco
International Group SA, par value of the
notional amount of Tyco International
Group SA yankee 6.375% 10/15/11	June 2010	5,000,000	16,032

TOTAL CREDIT DEFAULT SWAP		$ 134,750,000	$ (186,614)

See accompanying notes which are an integral part of the financial statements.

113 Annual Report

Investments continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Interest Rate Swap
Receive quarterly a fixed rate equal to
3.38% and pay quarterly a floating rate
based on 3-month LIBOR with Citibank	May 2006	$ 250,000,000	$ (1,556,925)
Receive quarterly a fixed rate equal to
3.8915% and pay quarterly a floating
rate based on 3-month LIBOR with UBS	Feb. 2008	40,000,000	(605,076)

TOTAL INTEREST RATE SWAP		$ 290,000,000	$ (2,162,001)
Total Return Swap
Receive monthly a return equal to Banc of
America Securities LLC AAA 10 Yr
Commercial Mortgage Backed Securities
Daily Index and pay monthly a floating
rate based on 1-month LIBOR minus 40
basis points with Bank of America	March 2006	12,600,000	(306,797)
Receive monthly a return equal to Lehman
Brothers ABS Floating Rate Index and
pay monthly a floating rate based on the
1-month LIBOR minus 11.1 basis points
with Lehman Brothers, Inc.	Nov. 2005	12,000,000	3,309
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a floating rate based on
1-month LIBOR minus 20 basis points
with Citibank	Oct. 2005	12,500,000	(342,541)
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a floating rate based on
1-month LIBOR minus 25 basis points
with Citibank	Oct. 2006	20,000,000	(154,536)
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a floating rate based on
1-month LIBOR minus 25 basis points
with Deutsche Bank	April 2006	12,500,000	0
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a return based on 1-month
LIBOR minus 50 basis points with
Citibank	Jan. 2006	30,000,000	(814,598)
Receive monthly a return equal to Lehman
Brothers CMBS U.S. Aggregate Index
and pay monthly a floating rate based
on 1-month LIBOR minus 20 basis points
with Lehman Brothers, Inc.	March 2006	70,000,000	(1,141,200)

See accompanying notes which are an integral part of the financial statements.

Annual Report 114

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Receive monthly a return equal to Lehman
Brothers Commercial Mortgage Backed
Securities AAA Daily Index and pay
monthly a floating rate based on
1-month LIBOR minus 25 basis points
with Bank of America	Dec. 2005	$ 20,045,000	$ (331,526)
Receive quarterly a return equal to Banc of
America Securities LLC AAA 10 Yr
Commercial Mortgage Backed Securities
Daily Index and pay quarterly a floating
rate based on 3-month LIBOR minus 40
basis points with Bank of America	Nov. 2005	14,000,000	(132,786)

TOTAL TOTAL RETURN SWAP		$ 203,645,000	$ (3,220,675)

		$ 628,395,000	$ (5,569,290)

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $278,782,350
or 8.6% of net assets.

(b) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(c) A portion of the security is subject to a
forward commitment to sell.

(d) Dow Jones CDX N.A. Investment Grade
3 is a tradable index of credit default
swaps on investment grade debt of U.S.
companies.

(e) Dow Jones CDX N.A. Investment Grade
5 is a tradable index of credit default
swaps on investment grade debt of U.S.
companies.

(f) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(g) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. A complete unaudited
listing of the fixed income central fund’s
holdings is provided at the end of this
report.

(h) Security represents right to receive
monthly interest payments on an
underlying pool of mortgages. Principal
shown is the par amount of the
mortgage pool.

See accompanying notes which are an integral part of the financial statements.

115 Annual Report

Financial Statements

Statement of Assets and Liabilities
		September 30, 2005

Assets
Investment in securities, at value (including repurchase
agreements of $158,581,000) (cost $3,519,925,932)
— See accompanying schedule		$3,515,185,551
Receivable for investments sold, regular delivery		7,996,100
Cash		818
Interest receivable		23,325,678
Total assets		3,546,508,147

Liabilities
Payable for investments purchased
Regular delivery	$2,299,720
Delayed delivery	287,554,458
Distributions payable	13,413,459
Swap agreements, at value	5,569,290
Other payables and accrued expenses	59,311
Total liabilities		308,896,238

Net Assets		$ 3,237,611,909
Net Assets consist of:
Paid in capital		$3,247,906,627
Net unrealized appreciation (depreciation) on
investments		(10,294,718)
Net Assets, for 32,780,074 shares outstanding		$ 3,237,611,909
Net Asset Value, offering price and redemption price per
share ($3,237,611,909 ÷ 32,780,074 shares)		$98.77

See accompanying notes which are an integral part of the financial statements.

Annual Report

116

Statement of Operations
For the period December 17, 2004 (commencement of operations)
		to September 30, 2005

Investment Income
Interest		$ 123,476,877

Expenses
Independent directors’ compensation	$10,505
Custodian fees and expenses	131,830
Audit	53,116
Miscellaneous	312
Total expenses before reductions	195,763
Expense reductions	(9,093)	186,670

Net investment income		123,290,207
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities	22,077,913
Swap agreements	5,611,331
Total net realized gain (loss)		27,689,244
Change in net unrealized appreciation (depreciation) on:
Investment securities	(67,687,368)
Swap agreements	(5,554,337)
Total change in net unrealized appreciation
(depreciation)		(73,241,705)
Net gain (loss)		(45,552,461)
Net increase (decrease) in net assets resulting from
operations		$ 77,737,746

See accompanying notes which are an integral part of the financial statements.

117 Annual Report

Financial Statements continued

Statement of Changes in Net Assets
For the period
December 17, 2004
(commencement of
operations) to
September 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$123,290,207
Net realized gain (loss)	27,689,244
Change in net unrealized appreciation (depreciation)	(73,241,705)
Net increase (decrease) in net assets resulting from operations	77,737,746
Distributions to partners from net investment income	(118,133,228)
Affiliated share transactions
Contributions in kind	3,277,957,293
Proceeds from sales of shares	50,591
Cost of shares redeemed	(493)
Net increase (decrease) in net assets resulting from share transactions	3,278,007,391
Total increase (decrease) in net assets	3,237,611,909

Net Assets
Beginning of period	—
End of period	$3,237,611,909

Other Information
Shares
Issued for in-kind contributions	32,779,573
Sold	506
Redeemed	(5)
Net increase (decrease)	32,780,074

See accompanying notes which are an integral part of the financial statements.

Annual Report

118

Financial Highlights

Year ended September 30,	2005F
Selected Per Share Data
Net asset value, beginning of period	$ 100.00
Income from Investment Operations
Net investment incomeD	3.761
Net realized and unrealized gain (loss)	(1.387)
Total from investment operations	2.374
Distributions to partners from net investment income	(3.604)
Net asset value, end of period	$ 98.77
Total ReturnB,C	2.40%
Ratios to Average Net AssetsE,G
Expenses before expense reductions	0077%A
Expenses net of voluntary waivers, if any	0077%A
Expenses net of all reductions	0073%A
Net investment income	4.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,237,612
Portfolio turnover rate	110%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the period shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the underlying fund.
F For the period December 17, 2004 (commencement of operations) to September 30, 2005.
G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

119 Annual Report

Notes to Financial Statements

For the period ended September 30, 2005

1. Significant Accounting Policies.

Fidelity Tactical Income Central Investment Portfolio (the fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates. The fund may invest in affiliated money market central funds (Money Market Central Funds) and fixed income Central Investment Portfolios (CIPs), collectively referred to as Central Funds, which are open end investment companies available to investment companies and other accounts managed by (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summa rizes the significant accounting policies of the fund, which are also consistently followed by the Central Funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Directors believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open end investment companies, includ ing Central Funds, are valued at their net asset value each business day.

Annual Report

120

1. Significant Accounting Policies continued

Investment Transactions and Income. Security transactions, including the fund’s investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, including distributions from the Central Funds, is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the LLC.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount, financing transactions, and inflation principal income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the fund’s partnership structure, paid in capital includes net realized gain/loss on investments.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$30,660,629
Unrealized depreciation	(37,319,048)
Net unrealized appreciation (depreciation)	(6,658,419)

Cost for federal income tax purposes	$3,521,843,970

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

121 Annual Report

Notes to Financial Statements continued

2. Operating Policies continued

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underly ing securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a pay ment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Annual Report

122

2. Operating Policies continued

Swap Agreements continued

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying State ment of Operations as realized gains or losses, respectively .

Swaps are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund’s custodian in compliance with swap contracts. Risks may exceed amounts recognized on the State ment of Assets and Liabilities. These risks include changes in the returns of the under lying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund’s Schedule of Investments under the caption “Swap Agreements.”

Mortgage Dollar Rolls. To earn additional income, the fund may employ trading strate gies which involve the sale and simultaneous agreement to repurchase similar securities (“mortgage dollar rolls”) or the purchase and simultaneous agreement to sell similar securities (“reverse mortgage dollar rolls”). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future pur chase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counter party does not perform under the terms of the agreement. If the counterparty files for bank ruptcy or becomes insolvent, a fund’s right to repurchase or sell securities may be limited.

123 Annual Report

Notes to Financial Statements continued

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities, U.S. government secu rities and in kind transactions, aggregated $978,565,310 and $510,820,550, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management, Inc. (FIMM) , an affiliate of FMR, provides the fund with investment management services. The fund does not pay any fees for these services.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR.

The fund may also invest in CIPs managed by FIMM. The Ultra Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital by invest ing in U.S. dollar denominated money market and investment grade debt securities.

The fund’s Schedule of Investments lists the CIP as an investment of the fund but does not include the underlying holdings of the CIP. Based on its investment objectives, the CIP may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of the CIP and the fund.

A complete unaudited list of holdings for the CIP is available at the end of this report. In addition, a copy of the CIP’s financial statements is available on the EDGAR Database on the SEC’s website www.sec.gov, or at the Commission’s public reference room in Washington, DC.

The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $9,843,706 for the period.

Share Transactions. On December 17, 2004, other mutual funds managed by FMR or its affiliates (investing funds), completed a non taxable exchange with the fund. The investing funds delivered securities with a value, including accrued interest, of $3,277,957,293 (which included $62,946,987 of unrealized appreciation) in exchange for 32,779,573 shares (each then valued at $100.00 per share) of the fund, as presented in the accompanying Statement of Changes in Net Assets. This is considered a non taxable exchange for federal income tax purposes, with no gain or loss recognized by the fund or its partners.

Annual Report

124

4. Fees and Other Transactions with Affiliates continued Share Transactions continued

The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into the fund, in accordance with the Partnership Agreement. At the end of the period, the investing funds were the owners of record of all the outstanding shares of the fund.

5. Expense Reductions.

Through arrangements with the fund’s custodian, credits realized as a result of unin vested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $9,093.

6. Other.

The fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

125 Annual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios LLC and Partners of Fidelity Tactical Income Central Investment Portfolio:

We have audited the accompanying statement of assets and liabilities of Fidelity Tactical Income Central Investment Portfolio (the Fund), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments as of September 30, 2005, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from December 17, 2004 (commencement of operations) to September 30, 2005. These financial statements and financial highlights are the responsi bility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures in cluded confirmation of securities owned as of September 30, 2005, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Tactical Income Central Investment Portfolio as of September 30, 2005, the results of its operations, the changes in its net assets, and its financial highlights for the period from December 17, 2004 (commencement of operations) to September 30, 2005, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 16, 2005

Annual Report 126

Directors and Officers

The Directors, Members of the Advisory Board, and executive officers of the company and fund, as applicable, are listed below. The Board of Directors governs the fund and is responsible for protecting the interests of shareholders. The Directors are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. All Directors of the company serve in a similar capacity as Trustees (collectively, the Trustees) to the other Fidelity funds. Except for William O. McCoy, Stephen P. Jonas, and Kenneth L. Wolfe, each of the Directors oversees 322 funds advised by FMR or an affiliate. Mr. McCoy oversees 324 funds advised by FMR or an affiliate. Mr. Jonas and Mr. Wolfe oversee 319 funds advised by FMR or an affiliate.

The Directors hold office without limit in time except that (a) any Director may resign; (b) any Director may be removed by written instrument, signed by at least two thirds of the number of Directors prior to such removal; (c) any Director who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Directors; and (d) any Director may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Director who is not an interested person (as defined in the 1940 Act) (Independent Director), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Directors may waive this mandatory retirement age policy with respect to individual Directors. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Directors at any regular meeting or any special meeting of the Directors. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Directors. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Directors*:

Correspondence intended for each Director who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)**

Year of Election or Appointment: 2004

Mr. Johnson is Chairman of the Board of Directors. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

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Directors and Officers - continued

Name, Age; Principal Occupation Abigail P. Johnson (43)**

Year of Election or Appointment: 2004

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005 present). She is President and a Director of Fidelity Investments Money Management, Inc. (2001 present), FMR Co., Inc. (2001 present), and a Director of FMR Corp. Previously, Ms. Johnson served as President and a Director of FMR (2001 2005), Senior Vice President of the Fidelity funds (2001 2005), and managed a number of Fidelity funds.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Fidelity Tactical Income Central Investment Portfolio (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as Presi dent of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2004

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Directors have been determined to be “Interested Directors” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Director, is Abigail P. Johnson’s father.

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Independent Directors:

Correspondence intended for each Independent Director (that is, the Directors other than the Interested Directors) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Robert M. Gates (62)

Year of Election or Appointment: 2004

Dr. Gates is Vice Chairman of the Independent Directors (2005 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

129 Annual Report

Directors and Officers - continued

Name, Age; Principal Occupation George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer ing and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Acad emy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommu nications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (58)

Year of Election or Appointment: 2004

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare ser vice, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

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Name, Age; Principal Occupation Ned C. Lautenbach (61)

Year of Election or Appointment: 2004

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corpora tion (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

Marvin L. Mann (72)

Year of Election or Appointment: 2004

Mr. Mann is Chairman of the Independent Directors (2001 present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corpora tion (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director’s Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President’s Cabinet at the Uni versity of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 2004

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Frank lin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

131 Annual Report

Directors and Officers - continued

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2004

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corpo ration, Maersk Inc. (industrial conglomerate, 2002 present), and Metal mark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Director (2005 present) or Member of the Advisory Board (2004 present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communica tions Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

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Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Gamper may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005

Member of the Advisory Board of Fidelity Central Investment Portfolios LLC. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Peter S. Lynch (61)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Central Investment Portfolios LLC. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Pre viously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of Fidelity Tactical Income Central Investment Portfolio. Mr. Donovan also serves as Vice President of Fidelity’s High Income Funds (2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and certain Balanced Funds (2005 present). Mr. Donovan also serves as Executive Vice President of FMR (2005 present) and FMRC (2005 present). Previously, Mr. Donovan served as Vice President and Director of Fidelity’s Inter national Equity Trading group (1998 2005).

133 Annual Report

Directors and Officers - continued

Name, Age; Principal Occupation David L. Murphy (57)

Year of Election or Appointment: 2005

Vice President of Fidelity Tactical Income Central Investment Portfolio. Mr. Murphy also serves as Vice President of Fidelity’s Money Market Funds (2002 present), certain Asset Allocation Funds (2003 present), Fidelity’s Investment Grade Bond Funds (2005 present), and Fidelity’s Balanced Funds (2005 present). He serves as Senior Vice President (2000 present) and Head (2004 present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003 present) and a Vice President of FMR (2000 present). Previously, Mr. Murphy served as Money Market Group Leader (2002 2004), Bond Group Leader (2000 2002), and Vice President of Fidelity’s Taxable Bond Funds (2000 2002) and Fidelity’s Municipal Bond Funds (2001 2002). Mr. Murphy joined Fidelity Investments in 1989 as a portfolio manager in the Bond Group.

Thomas J. Silvia (44)

Year of Election or Appointment: 2005

Vice President of Fidelity Tactical Income Central Investment Portfolio. Mr. Silvia also serves as Vice President of Fidelity’s Bond Funds (2005 present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed Income Division (2005 present). Previously, Mr. Silvia served as Director of Fidelity’s Taxable Bond portfolio managers (2002 2004) and a portfolio manager in the Bond Group (1997 2004).

Jeff Moore (39)

Year of Election or Appointment: 2004

Vice President of Fidelity Tactical Income Central Investment Portfolio. Mr. Moore also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Moore managed a variety of Fidelity funds.

Eric D. Roiter (56)

Year of Election or Appointment: 2004

Secretary of Fidelity Tactical Income Central Investment Portfolio. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

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Name, Age; Principal Occupation

Stuart Fross (46)

Year of Election or Appointment: 2004

Assistant Secretary of Fidelity Tactical Income Central Investment Port folio. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of Fidelity Tactical Income Central Investment Portfolio. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at Pricewaterhouse Coopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2004

Chief Financial Officer of Fidelity Tactical Income Central Investment Port folio. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002 present) and President of Fidelity Investment Operations (2005 present) which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he served as President (1998 2005). Mr. Hayes serves as President of Fidelity Service Company (2003 present) where he also serves as a Director. Mr. Hayes also served as President of Fidelity Investments Operations Group (FIOG, 2002 2005).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity Tactical Income Central Investment Portfolio. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Over sight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2004

Deputy Treasurer of Fidelity Tactical Income Central Investment Portfolio. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

135 Annual Report

Directors and Officers - continued

Name, Age; Principal Occupation Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Fidelity Tactical Income Central Investment Portfolio. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Fidelity Tactical Income Central Investment Portfolio. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Invest ments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Fidelity Tactical Income Central Investment Portfolio. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before join ing Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (38)

Year of Election or Appointment: 2005

Assistant Treasurer of Fidelity Tactical Income Central Investment Port folio. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 2004

Assistant Treasurer of Fidelity Tactical Income Central Investment Port folio. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

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Name, Age; Principal Occupation Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of Fidelity Tactical Income Central Investment Port folio. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2004

Assistant Treasurer of Fidelity Tactical Income Central Investment Port folio. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Fidelity Tactical Income Central Investment Port folio. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Fidelity Tactical Income Central Investment Port folio. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

137 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Tactical Income Central Investment Portfolio

Each year, typically in June, the Board of Directors, including the independent Directors (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Directors’ counsel, requests and consid ers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibi lities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives informa tion on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Directors, including the independent Directors, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and independent Directors’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fiduciary duty under applicable law.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity’s invest ment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropri ate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and

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management personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an elec tronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Administrative Services. The Board considered the nature, extent, quality, and cost of administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

Investment Performance. Given the recent launch of the fund, the Board did not consider the fund’s short term investment performance to be a material factor in its decision to renew the fund’s Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund’s management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except operating expenses for services provided by entities not affiliated with FMR, such as fees for custodial, auditing, legal and insurance services. Based on its review, the Board concluded that the fund’s net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, manag ing, administering and servicing the fund and its shareholders. The Board also consid ered the level of Fidelity’s profits in respect of all the Fidelity funds.

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Board Approval of Investment Advisory Contracts and Management Fees continued

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except certain operating expenses for services provided by entities not affiliated with FMR.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except certain operating expenses for services provided by entities not affiliated with FMR.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity’s fund profitability methodology, including additional detail on various cost allocations; (ii) fall out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures

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are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

141 Annual Report

     The following is a complete listing of investments for Fidelity’s fixed income central fund as of September 30, 2005 which is a direct investment of Fidelity Tactical Income Central Investment Portfolio. These underlying holdings of the Fidelity fixed income central fund are not included in the Schedule of Investments as part of the Financial Statements.

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Fidelity Ultra-Short Central Fund Investments September 30, 2005 (Unaudited) Showing Percentage of Net Assets

Nonconvertible Bonds 4.8%
	Principal	Value
	Amount

CONSUMER DISCRETIONARY – 1.1%
Auto Components 0.3%
DaimlerChrysler NA Holding Corp.:
4.3138% 9/10/07 (d)	$16,665,000	$ 16,704,263
4.43% 5/24/06 (d)	4,700,000	4,713,090
		21,417,353
Media – 0.8%
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,183,384
Cox Communications, Inc. (Reg. S) 4.4069% 12/14/07 (d)	. 12,140,000	12,222,965
Cox Radio, Inc. 6.625% 2/15/06	5,575,000	5,612,319
Liberty Media Corp. 5.37% 9/17/06 (d)	16,694,000	16,816,200
Univision Communications, Inc. 2.875% 10/15/06	8,505,000	8,336,763
		51,171,631

TOTAL CONSUMER DISCRETIONARY		72,588,984

ENERGY 0.2%
Oil, Gas & Consumable Fuels – 0.2%
Valero Energy Corp. 7.375% 3/15/06	11,550,000	11,671,298

FINANCIALS – 1.5%
Capital Markets 0.2%
State Street Capital Trust II 4.29% 2/15/08 (d)	10,000,000	10,007,360
Commercial Banks – 0.2%
Wells Fargo & Co. 3.8738% 3/10/08 (d)	16,600,000	16,600,166
Consumer Finance – 0.5%
General Motors Acceptance Corp. 4.87% 10/20/05 (d)	14,765,000	14,765,177
MBNA Europe Funding PLC 3.97% 9/7/07 (a)(d)	19,925,000	19,915,914
		34,681,091
Thrifts & Mortgage Finance – 0.6%
Countrywide Financial Corp. 3.71% 4/11/07 (d)	11,025,000	11,037,105
Residential Capital Corp. 5.385% 6/29/07 (a)(d)	14,150,000	14,267,063
Washington Mutual Bank 3.9363% 8/25/08 (d)	16,325,000	16,330,126
		41,634,294

TOTAL FINANCIALS		102,922,911

TELECOMMUNICATION SERVICES – 1.1%
Diversified Telecommunication Services – 1.0%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,268,277

143 Annual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount

TELECOMMUNICATION SERVICES – continued
Diversified Telecommunication Services – continued
France Telecom SA 7.2% 3/1/06	$ 5,600,000	$ 5,664,966
GTE Corp. 6.36% 4/15/06	9,000,000	9,087,354
SBC Communications, Inc. 4.389% 6/5/06 (a)	15,315,000	15,296,316
Sprint Capital Corp. 4.78% 8/17/06	6,000,000	6,009,276
Telefonos de Mexico SA de CV 4.5% 11/19/08	10,240,000	10,107,679
TELUS Corp. yankee 7.5% 6/1/07	6,500,000	6,787,638
		71,221,506
Wireless Telecommunication Services – 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,563,866

TOTAL TELECOMMUNICATION SERVICES		76,785,372

UTILITIES – 0.9%
Electric Utilities – 0.2%
Pinnacle West Energy Corp. 4.0044% 4/1/07 (a)(d)	12,800,000	12,800,000
Gas Utilities 0.1%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,284,012
Multi-Utilities – 0.6%
Dominion Resources, Inc. 4.27% 9/28/07 (d)	17,150,000	17,145,301
DTE Energy Co. 6.45% 6/1/06	13,190,000	13,350,324
Sempra Energy 4.75% 5/15/09	5,500,000	5,461,247
		35,956,872

TOTAL UTILITIES		58,040,884

TOTAL NONCONVERTIBLE BONDS
(Cost $322,361,771)		322,009,449

U.S. Government Agency Obligations 0.0%

Federal Home Loan Bank 0% 12/28/05 (c)
(Cost $1,981,349)	2,000,000	1,981,988

Asset Backed Securities 33.0%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 4.13% 7/25/34 (d)	7,454,076	7,464,885
Series 2004-3 Class 2A4, 4.18% 10/25/34 (d)	10,915,000	10,939,272
Series 2004-4 Class A2D, 4.18% 1/25/35 (d)	3,210,800	3,218,701

Annual Report 144

Asset Backed Securities continued
	Principal	Value
	Amount
Accredited Mortgage Loan Trust: – continued
Series 2005-1:
Class M1, 4.3% 4/25/35 (d)	$11,280,000	$ 11,284,074
Class M2, 4.52% 4/25/35 (d)	5,275,000	5,288,969
ACE Securities Corp.:
Series 2002-HE1 Class M1, 4.48% 6/25/32 (d)	1,842,987	1,860,106
Series 2002-HE2 Class M1, 4.68% 8/25/32 (d)	18,631,213	18,689,976
Series 2003-FM1 Class M2, 5.68% 11/25/32 (d)	3,015,000	3,044,567
Series 2003-HS1:
Class M1, 4.58% 6/25/33 (d)	800,000	803,891
Class M2, 5.58% 6/25/33 (d)	856,000	870,466
Series 2003-NC1 Class M1, 4.61% 7/25/33 (d)	1,600,000	1,608,662
Series 2004-HE1:
Class M1, 4.33% 2/25/34 (d)	2,193,000	2,194,100
Class M2, 4.93% 2/25/34 (d)	2,475,000	2,476,472
Series 2004-OP1:
Class M1, 4.35% 4/25/34 (d)	4,420,000	4,424,381
Class M2, 4.88% 4/25/34 (d)	6,240,000	6,332,494
Series 2005-HE2:
Class M1, 4.27% 4/25/35 (d)	1,530,000	1,529,959
Class M2, 4.28% 4/25/35 (d)	1,803,000	1,802,229
Class M3, 4.31% 4/25/35 (d)	1,040,000	1,041,214
Class M4, 4.47% 4/25/35 (d)	1,340,000	1,341,550
Series 2005-HE3:
Class A2A, 3.93% 5/25/35 (d)	7,170,954	7,171,304
Class A2B, 4.04% 5/25/35 (d)	4,370,000	4,367,703
Series 2005-SD1 Class A1, 4.23% 11/25/50 (d)	2,337,292	2,340,041
Aesop Funding II LLC Series 2005-1A Class A2, 3.8563%
4/20/09 (a)(d)	8,800,000	8,800,906
American Express Credit Account Master Trust:
Series 2002-6 Class B, 4.2181% 3/15/10 (d)	5,000,000	5,028,652
Series 2004-1 Class B, 4.0181% 9/15/11 (d)	5,775,000	5,797,497
Series 2004-C Class C, 4.2681% 2/15/12 (a)(d)	14,647,039	14,680,928
Series 2005-1 Class A, 3.7981% 10/15/12 (d)	15,455,000	15,483,856
Series 2005-6 Class C, 4.0181% 3/15/11 (a)(d)	9,085,000	9,087,816
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,882,623
Series 2003-AM Class A4B, 4.15% 11/6/09 (d)	11,965,573	11,999,441
Series 2003-BX Class A4B, 3.9688% 1/6/10 (d)	3,265,000	3,273,821
Series 2003-CF Class A3, 2.75% 10/9/07	8,861,691	8,837,682
Series 2005-1 Class C, 4.73% 7/6/10	15,500,000	15,420,941
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 4.53% 8/25/32 (d)	2,969,781	2,983,343

145 Annual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Ameriquest Mortgage Securities, Inc.: – continued
Series 2003-1:
Class A2, 4.24% 2/25/33 (d)	$ 200,427	$ 200,481
Class M1, 4.73% 2/25/33 (d)	6,150,000	6,188,493
Series 2003-3 Class M1, 4.63% 3/25/33 (d)	1,590,000	1,598,400
Series 2003-6:
Class M1, 4.59% 8/25/33 (d)	7,560,000	7,610,158
Class M2, 5.68% 5/25/33 (d)	2,750,000	2,804,670
Series 2003-AR1 Class M1, 4.98% 1/25/33 (d)	7,000,000	7,068,037
Series 2004-R2:
Class M1, 4.26% 4/25/34 (d)	1,230,000	1,229,969
Class M2, 4.31% 4/25/34 (d)	950,000	949,976
Class M3, 4.38% 4/25/34 (d)	3,500,000	3,499,912
Class M4, 4.88% 4/25/34 (d)	4,500,000	4,499,883
Series 2004-R9 Class A3, 4.15% 10/25/34 (d)	9,206,545	9,219,109
Series 2005-R1:
Class M1, 4.28% 3/25/35 (d)	5,710,000	5,707,639
Class M2, 4.31% 3/25/35 (d)	1,925,000	1,924,232
Series 2005-R2 Class M1, 4.28% 4/25/35 (d)	12,500,000	12,499,668
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 4.16% 6/25/32 (d)	2,411,175	2,418,320
Series 2002-BC6 Class M1, 4.58% 8/25/32 (d)	24,900,000	25,095,555
Series 2002-BC7:
Class M1, 4.63% 10/25/32 (d)	10,000,000	10,028,130
Class M2, 4.73% 10/25/32 (d)	5,575,000	5,605,898
Series 2002-BC1 Class M2, 4.93% 1/25/32 (d)	758,836	762,053
ARG Funding Corp.:
Series 2005-1A Class A2, 3.8963% 4/20/09 (a)(d)	11,000,000	10,975,938
Series 2005-2A Class A2, 3.9063% 5/20/09 (a)(d)	5,200,000	5,190,453
Argent Securities, Inc.:
Series 2003-W3 Class M2, 5.63% 9/25/33 (d)	20,000,000	20,596,100
Series 2003-W7 Class A2, 4.22% 3/1/34 (d)	3,948,904	3,957,510
Series 2004-W5 Class M1, 4.43% 4/25/34 (d)	3,960,000	3,964,674
Series 2004-W7:
Class M1, 4.38% 5/25/34 (d)	4,085,000	4,084,893
Class M2, 4.43% 5/25/34 (d)	3,320,000	3,319,914
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2:
Class A2, 4.1481% 4/15/33 (d)	664,884	664,968
Class M1, 4.6681% 4/15/33 (d)	11,365,000	11,414,716
Series 2003-HE3:
Class M1, 4.5981% 6/15/33 (d)	2,185,000	2,196,793
Class M2, 5.7681% 6/15/33 (d)	10,000,000	10,168,072

Annual Report 146

Asset Backed Securities continued
	Principal	Value
	Amount
Asset Backed Securities Corp. Home Equity Loan Trust: -
continued
Series 2003-HE4 Class M2, 5.7681% 8/15/33 (d)	$ 5,695,000	$ 5,779,144
Series 2003-HE5 Class A2A, 4.1281% 8/15/33 (d)	347,110	347,153
Series 2003-HE6 Class M1, 4.48% 11/25/33 (d)	3,475,000	3,497,595
Series 2004-HE2 Class M1, 4.38% 4/25/34 (d)	6,060,000	6,083,075
Series 2004-HE3:
Class M1, 4.37% 6/25/34 (d)	1,450,000	1,457,158
Class M2, 4.95% 6/25/34 (d)	3,350,000	3,391,294
Series 2004-HE6 Class A2, 4.19% 6/25/34 (d)	15,110,414	15,141,786
Series 2005-HE2:
Class M1, 4.28% 3/25/35 (d)	8,250,000	8,259,768
Class M2, 4.33% 3/25/35 (d)	2,065,000	2,070,757
Series 2005-HE3 Class A4, 4.03% 4/25/35 (d)	11,650,000	11,649,725
Series 2005-HE6 Class A2B, 4.08% 7/25/35 (d)	10,000,000	10,009,980
Bank One Issuance Trust:
Series 2002-B1 Class B1, 4.1481% 12/15/09 (d)	20,655,000	20,734,158
Series 2002-B3 Class B, 4.1281% 8/15/08 (d)	14,500,000	14,503,495
Series 2002-C1 Class C1, 4.7281% 12/15/09 (d)	7,980,000	8,063,633
Series 2003-C4 Class C4, 4.7981% 2/15/11 (d)	14,910,000	15,197,991
Bayview Financial Acquisition Trust Series 2004-C
Class A1, 4.2575% 5/28/44 (d)	7,735,211	7,751,217
Bayview Financial Asset Trust Series 2003-F Class A,
4.3375% 9/28/43 (d)	9,005,591	9,025,757
Bayview Financial Mortgage Loan Trust Series 2004-A Class
A, 4.2875% 2/28/44 (d)	5,177,035	5,186,096
Bear Stearns Asset Backed Securities, Inc. Series 2005-3
Class A1, 4.28% 9/25/35 (d)	4,051,990	4,051,990
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 4.33% 2/25/35 (d)	6,655,000	6,657,302
Class M2, 4.58% 2/25/35 (d)	2,430,000	2,438,309
Series 2005-HE5 Class 1A1, 3.94% 6/25/35 (d)	9,315,999	9,314,540
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	2,439,941	2,415,147
Series 2003-1 Class B, 4.2381% 6/15/10 (a)(d)	4,946,375	4,959,105
Series 2003-2 Class B, 4.0481% 1/15/09 (d)	2,369,381	2,373,293
Series 2005-1 Class B, 4.1431% 6/15/10 (d)	5,725,000	5,757,133
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 4.0481% 1/15/10 (d)	9,630,000	9,651,642
Series 2004-B Class A4, 3.8781% 8/15/11 (d)	16,300,000	16,304,722

147 Annual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Capital One Master Trust:
Series 1999-3 Class B, 4.2481% 9/15/09 (d)	$ 5,000,000	$ 5,001,993
Series 2001-1 Class B, 4.2781% 12/15/10 (d)	19,500,000	19,636,007
Series 2001-8A Class B, 4.3181% 8/17/09 (d)	9,585,000	9,627,823
Series 2002-4A Class B, 4.2681% 3/15/10 (d)	6,000,000	6,026,994
Capital One Multi-Asset Execution Trust Series 2003-B1 Class
B1, 4.9381% 2/17/09 (d)	15,470,000	15,540,698
Capital Trust Ltd. Series 2004-1:
Class A2, 4.2463% 7/20/39 (a)(d)	2,968,000	2,974,368
Class B, 4.5463% 7/20/39 (a)(d)	1,550,000	1,553,325
Class C, 4.8963% 7/20/39 (a)(d)	1,994,000	1,998,276
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 4.86% 1/25/32 (d)	3,470,154	3,471,347
Series 2002-HE2 Class M1, 4.53% 1/25/33 (d)	9,278,431	9,305,483
Series 2002-HE3:
Class M1, 4.93% 3/25/33 (d)	21,339,884	21,583,539
Class M2, 5.8913% 3/25/33 (d)	9,968,976	10,111,477
Series 2003-HE1:
Class M1, 4.5413% 8/25/33 (d)	1,907,142	1,913,922
Class M2, 5.5913% 8/25/33 (d)	4,369,996	4,416,852
Series 2003-HE2 Class A, 3.9913% 10/25/33 (d)	1,011,328	1,011,776
Series 2003-HE3:
Class M1, 4.53% 11/25/33 (d)	2,254,989	2,275,897
Class M2, 5.58% 11/25/33 (d)	1,719,992	1,749,395
Series 2004-HE2 Class M2, 5.03% 7/26/34 (d)	2,345,000	2,366,343
Cendant Timeshare Receivables Funding LLC Series 2005 1A
Class 2A2, 3.9763% 5/20/17 (a)(d)	9,256,185	9,256,185
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 4.2481% 3/16/09 (d)	1,305,000	1,310,645
Series 2002-6 Class B, 4.1181% 1/15/08 (d)	11,850,000	11,850,281
Series 2003-6 Class C, 4.5681% 2/15/11 (d)	16,400,000	16,641,039
Series 2004-1 Class B, 3.9681% 5/15/09 (d)	4,105,000	4,104,601
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 4.2488% 10/15/07 (d)	17,500,000	17,499,286
Series 2001-B2 Class B2, 4.3038% 12/10/08 (d)	11,945,000	11,995,489
Series 2002-B1 Class B1, 4.2906% 6/25/09 (d)	9,010,000	9,041,853
Series 2002-C1 Class C1, 4.7369% 2/9/09 (d)	17,500,000	17,675,320
Series 2003-B1 Class B1, 4.0763% 3/7/08 (d)	25,000,000	25,035,435
Series 2003-C1 Class C1, 4.65% 4/7/10 (d)	17,785,000	18,159,908
Citigroup Mortgage Loan Trust Series 2003-HE4
Class A, 4.24% 12/25/33 (a)(d)	7,601,624	7,602,413
CNH Wholesale Master Note Trust Series 2005-1:
Class A, 3.8781% 6/15/11 (d)	18,000,000	17,997,386

Annual Report 148

Asset Backed Securities continued
	Principal	Value
	Amount
CNH Wholesale Master Note Trust Series 2005-1: -
continued
Class B, 4.1681% 6/15/11 (d)	$ 2,280,000	$ 2,279,668
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 4.26% 5/25/33 (d)	1,255,649	1,258,682
Series 2003-BC1 Class M2, 5.83% 9/25/32 (d)	11,065,000	11,184,059
Series 2003-SD3 Class A1, 4.25% 12/25/32 (a)(d)	752,994	756,713
Series 2004-2 Class M1, 4.33% 5/25/34 (d)	5,200,000	5,209,564
Series 2004-3:
Class 3A4, 4.08% 8/25/34 (d)	445,702	444,067
Class M1, 4.33% 6/25/34 (d)	1,475,000	1,476,401
Series 2004-4:
Class A, 4.2% 8/25/34 (d)	2,130,303	2,132,323
Class M1, 4.31% 7/25/34 (d)	3,650,000	3,660,809
Class M2, 4.36% 6/25/34 (d)	4,395,000	4,399,618
Series 2005-1:
Class 1AV2, 4.03% 7/25/35 (d)	8,780,000	8,777,753
Class M1, 4.25% 8/25/35 (d)	19,600,000	19,586,004
Class MV1, 4.23% 7/25/35 (d)	3,135,000	3,133,802
Class MV2, 4.27% 7/25/35 (d)	3,765,000	3,762,360
Class MV3, 4.31% 7/25/35 (d)	1,560,000	1,561,512
Series 2005-3 Class MV1, 4.25% 8/25/35 (d)	11,125,000	11,116,813
Series 2005-AB1 Class A2, 4.04% 8/25/35 (d)	17,520,000	17,515,387
Series 2005-BC1 Class 2A2, 4.03% 5/25/35 (d)	8,375,000	8,376,323
Series 2005-IM1 Class A1, 3.96% 11/25/35 (d)	16,452,556	16,453,841
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 4.22% 4/25/34 (d)	2,207,328	2,216,663
Series 2004-FRE1:
Class A2, 4.18% 4/25/34 (d)	1,945,674	1,945,630
Class M3, 4.48% 4/25/34 (d)	5,885,000	5,884,847
Discover Card Master Trust I Series 2003-4 Class B1,
4.0981% 5/16/11 (d)	8,155,000	8,200,894
Fannie Mae guaranteed REMIC pass thru certificates Series
2004-T5 Class AB3, 4.222% 5/28/35 (d)	5,382,969	5,384,840
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 4.51% 11/25/33 (d)	1,300,000	1,311,510
Class M2, 5.58% 11/25/33 (d)	700,000	718,059
Series 2004-1 Class M2, 4.93% 1/25/35 (d)	3,700,000	3,743,249
Series 2004-2 Class M2, 4.98% 7/25/34 (d)	9,890,000	9,889,746
Series 2004-3 Class M5, 5.28% 8/25/34 (d)	2,000,000	2,035,525
Series 2005-2 Class 2A1, 3.95% 7/25/36 (d)	16,387,547	16,385,833

149 Annual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 3.92% 3/25/35 (d)	$ 6,441,811	$ 6,442,575
Series 2005-FF2 Class M6, 4.53% 3/25/35 (d)	6,950,000	6,966,453
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 4.38% 3/25/34 (d)	400,000	400,662
Class M4, 4.73% 3/25/34 (d)	300,000	302,870
First USA Credit Card Master Trust Series 2001-4 Class B,
4.1281% 1/12/09 (d)	15,000,000	15,017,273
First USA Secured Note Trust Series 2001-3 Class C,
4.8394% 11/19/08 (a)(d)	11,580,000	11,661,421
Ford Credit Auto Owner Trust Series 2003-B Class B2,
4.1981% 10/15/07 (d)	19,600,000	19,672,465
Ford Credit Floorplan Master Owner Trust Series 2005 1:
Class A, 3.9181% 5/17/10 (d)	9,590,000	9,586,223
Class B, 4.2081% 5/17/10 (d)	2,625,000	2,623,968
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 4.05% 2/25/34 (d)	2,196,026	2,197,373
Class M1, 4.28% 2/25/34 (d)	750,000	750,227
Class M2, 4.33% 2/25/34 (d)	800,000	800,745
Series 2004-C Class 2A2, 4.38% 8/25/34 (d)	10,000,000	10,060,514
Series 2004-D Class 3A2, 4.11% 11/25/34 (d)	2,153,210	2,158,681
Series 2005-2 Class 2A1, 3.94% 6/25/35 (d)	14,216,532	14,212,883
Series 2005 A:
Class 2A2, 4.07% 2/25/35 (d)	11,850,000	11,862,896
Class M1, 4.26% 1/25/35 (d)	1,603,000	1,608,402
Class M2, 4.29% 1/25/35 (d)	2,325,000	2,326,557
Class M3, 4.32% 1/25/35 (d)	1,250,000	1,252,900
Class M4, 4.51% 1/25/35 (d)	925,000	931,377
GE Business Loan Trust Series 2003-1 Class A, 4.1981%
4/15/31 (a)(d)	5,238,178	5,267,176
GE Capital Credit Card Master Note Trust Series 2005-2
Class B, 3.9681% 6/15/11 (d)	6,475,000	6,474,059
Gracechurch Card Funding No. 9 PLC Series 2005-2:
Class B, 3.9818% 9/15/10 (d)	3,560,000	3,560,000
Class C, 4.1418% 9/15/10 (d)	13,000,000	13,000,000
Gracechurch Card Funding PLC:
Series 5:
Class B, 3.9981% 8/15/08 (d)	1,520,000	1,520,806
Class C, 4.6981% 8/15/08 (d)	5,580,000	5,600,379
Series 6 Class B, 3.9581% 2/17/09 (d)	1,030,000	1,030,878
Series 8 Class C, 4.0981% 6/15/10 (d)	18,450,000	18,485,634

Annual Report

150

Asset Backed Securities continued
	Principal	Value
	Amount
GSAMP Trust:
Series 2002-HE Class M1, 5.0463% 11/20/32 (d)	$ 2,882,888	$ 2,926,670
Series 2002-NC1:
Class A2, 4.15% 7/25/32 (d)	54,777	55,120
Class M1, 4.47% 7/25/32 (d)	8,861,000	8,942,540
Series 2003-FM1 Class M1, 4.6163% 3/20/33 (d)	15,000,000	15,157,449
Series 2004-FM1:
Class M1, 4.48% 11/25/33 (d)	2,865,000	2,864,925
Class M2, 5.23% 11/25/33 (d)	1,975,000	2,008,385
Series 2004-FM2:
Class M1, 4.33% 1/25/34 (d)	3,500,000	3,499,910
Class M2, 4.93% 1/25/34 (d)	1,500,000	1,499,961
Class M3, 5.13% 1/25/34 (d)	1,500,000	1,499,961
Series 2004-HE1:
Class M1, 4.38% 5/25/34 (d)	4,045,000	4,044,896
Class M2, 4.98% 5/25/34 (d)	1,750,000	1,765,219
Series 2005-9 Class 2A1, 3.95% 8/25/35 (d)	16,206,183	16,206,183
Series 2005-FF2 Class M5, 4.46% 3/25/35 (d)	3,500,000	3,506,922
Series 2005-HE2 Class M, 4.26% 3/25/35 (d)	8,780,000	8,776,221
Series 2005-NC1 Class M1, 4.28% 2/25/35 (d)	9,010,000	9,013,305
Guggenheim Structured Real Estate Funding Ltd.
Series 2005-1 Class C, 4.91% 5/25/30 (a)(d)	14,000,000	13,987,145
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 4.2563% 1/20/35 (d)	2,914,233	2,914,529
Class M2, 4.2863% 1/20/35 (d)	2,182,286	2,182,488
Home Equity Asset Trust:
Series 2002-2 Class M1, 4.63% 6/25/32 (d)	10,000,000	10,011,960
Series 2002-3 Class A5, 4.27% 2/25/33 (d)	2,763	2,767
Series 2002-5:
Class A3, 4.35% 5/25/33 (d)	1,901,156	1,905,789
Class M1, 5.03% 5/25/33 (d)	13,800,000	13,948,517
Series 2003-1:
Class A2, 4.3% 6/25/33 (d)	3,368,416	3,370,517
Class M1, 4.83% 6/25/33 (d)	8,335,000	8,371,945
Series 2003-2:
Class A2, 4.21% 8/25/33 (d)	159,893	160,447
Class M1, 4.71% 8/25/33 (d)	2,245,000	2,271,910
Series 2003-3:
Class A2, 4.19% 8/25/33 (d)	1,245,521	1,250,195
Class M1, 4.69% 8/25/33 (d)	8,185,000	8,277,490
Series 2003-4:
Class M1, 4.4413% 10/25/33 (d)	3,415,000	3,437,752

151 Annual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Home Equity Asset Trust: – continued
Series 2003-4:
Class M2, 5.5413% 10/25/33 (d)	$ 4,040,000	$ 4,087,070
Series 2003-5:
Class A2, 4.18% 12/25/33 (d)	3,793,784	3,806,470
Class M1, 4.53% 12/25/33 (d)	3,175,000	3,197,905
Class M2, 5.56% 12/25/33 (d)	1,345,000	1,376,130
Series 2003-7 Class A2, 4.21% 3/25/34 (d)	2,866,529	2,872,858
Series 2004-2 Class A2, 4.12% 7/25/34 (d)	5,111,457	5,111,384
Series 2004-3:
Class M1, 4.4% 8/25/34 (d)	2,015,000	2,023,738
Class M2, 5.03% 8/25/34 (d)	2,200,000	2,239,606
Series 2004-4 Class A2, 4.15% 10/25/34 (d)	7,288,824	7,313,693
Series 2004-6 Class A2, 4.18% 12/25/34 (d)	8,069,368	8,094,037
Series 2004-7 Class A3, 4.22% 1/25/35 (d)	2,551,011	2,562,040
Series 2005-1:
Class M1, 4.26% 5/25/35 (d)	9,705,000	9,708,301
Class M2, 4.28% 5/25/35 (d)	5,780,000	5,775,826
Class M3, 4.33% 5/25/35 (d)	5,825,000	5,820,912
Series 2005-2:
Class 2A2, 4.03% 7/25/35 (d)	13,170,000	13,169,687
Class M1, 4.28% 7/25/35 (d)	10,085,000	10,084,736
Series 2005-3 Class M1, 4.24% 8/25/35 (d)	9,450,000	9,442,313
Series 2005-5 Class 2A2, 4.08% 11/25/35 (d)	15,000,000	15,024,030
Household Affinity Credit Card Master Note Trust I
Series 2003-3 Class B, 4.0581% 8/15/08 (d)	10,000,000	10,012,255
Household Credit Card Master Trust I Series 2002-1 Class B,
4.4181% 7/15/08 (d)	22,589,000	22,592,725
Household Home Equity Loan Trust:
Series 2002-2 Class A, 4.0963% 4/20/32 (d)	3,046,635	3,047,537
Series 2002-3 Class A, 4.2463% 7/20/32 (d)	2,468,824	2,470,761
Series 2003-1 Class M, 4.4263% 10/20/32 (d)	686,032	686,682
Series 2003-2:
Class A, 4.1263% 9/20/33 (d)	2,534,598	2,539,076
Class M, 4.3763% 9/20/33 (d)	1,191,893	1,194,376
Series 2004-1 Class M, 4.3163% 9/20/33 (d)	2,389,256	2,393,972
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 4.4463% 2/20/33 (d)	1,500,530	1,505,086
Series 2004-HC1:
Class A, 4.1463% 2/20/34 (d)	4,182,768	4,193,747
Class M, 4.2963% 2/20/34 (d)	2,528,917	2,530,110
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 4.3181% 1/18/11 (d)	8,850,000	8,865,532

Annual Report 152

Asset Backed Securities continued
	Principal	Value
	Amount
Household Private Label Credit Card Master Note Trust I: –
continued
Series 2002-2:
Class A, 3.9381% 1/18/11 (d)	$ 9,000,000	$ 9,010,691
Class B, 4.3181% 1/18/11 (d)	14,275,000	14,347,032
Series 2002-3 Class B, 5.0181% 9/15/09 (d)	4,150,000	4,153,962
Ikon Receivables Funding LLC Series 2003-1 Class A3A,
4.0081% 12/17/07 (d)	2,012,271	2,012,612
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 4.08% 6/25/35 (d)	10,270,940	10,270,696
Class M1, 4.3% 6/25/35 (d)	4,100,000	4,098,296
Class M2, 4.32% 6/25/35 (d)	2,775,000	2,773,872
Class M3, 4.35% 6/25/35 (d)	1,975,000	1,977,174
Keycorp Student Loan Trust Series 1999-A Class A2, 4.34%
12/27/09 (d)	14,973,894	15,030,475
Long Beach Mortgage Loan Trust:
Series 2003-2:
Class AV, 4.15% 6/25/33 (d)	124,347	124,374
Class M1, 4.65% 6/25/33 (d)	19,500,000	19,585,995
Series 2003-3 Class M1, 4.3913% 7/25/33 (d)	7,770,000	7,819,867
Series 2004-2:
Class M1, 4.36% 6/25/34 (d)	4,275,000	4,284,930
Class M2, 4.91% 6/25/34 (d)	1,400,000	1,415,675
Series 2005-2 Class 2A2, 4.01% 4/25/35 (d)	12,000,000	12,003,775
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 4.56% 4/25/33 (d)	3,500,000	3,520,473
Class M2, 5.68% 4/25/33 (d)	1,500,000	1,531,476
Series 2004-FRE1 Class M1, 4.38% 7/25/34 (d)	5,223,000	5,243,096
MBNA Asset Backed Note Trust Series 2000-K Class C,
4.5681% 3/17/08 (a)(d)	7,250,000	7,251,305
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 4.1431% 10/15/08 (d)	30,000,000	30,032,436
Series 2001-B2 Class B2, 4.1281% 1/15/09 (d)	30,353,000	30,408,661
Series 2002-B2 Class B2, 4.1481% 10/15/09 (d)	20,000,000	20,080,518
Series 2002-B4 Class B4, 4.2681% 3/15/10 (d)	14,800,000	14,906,795
Series 2003-B2 Class B2, 4.1581% 10/15/10 (d)	1,530,000	1,544,849
Series 2003-B3 Class B3, 4.1431% 1/18/11 (d)	1,130,000	1,136,193
Series 2003-B5 Class B5, 4.1381% 2/15/11 (d)	705,000	710,072
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.9288% 9/15/10 (d)	7,800,000	7,843,689
Series 1998-G Class B, 4.1681% 2/17/09 (d)	20,000,000	20,034,530

153 Annual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 4.33% 7/25/34 (d)	$ 2,125,000	$ 2,124,946
Class M2, 4.38% 7/25/34 (d)	375,000	374,991
Class M3, 4.78% 7/25/34 (d)	775,000	774,980
Class M4, 4.93% 7/25/34 (d)	525,000	524,987
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1 Class
M1, 4.53% 7/25/34 (d)	2,321,000	2,334,630
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 5.93% 11/25/32 (d)	2,370,000	2,430,872
Series 2003-NC5 Class M2, 5.83% 4/25/33 (d)	2,800,000	2,827,761
Series 2003-NC6 Class M2, 5.5913% 6/27/33 (d)	12,835,000	13,193,861
Series 2003-NC7 Class M1, 4.53% 6/25/33 (d)	1,785,000	1,790,756
Series 2003-NC8 Class M1, 4.53% 9/25/33 (d)	2,350,000	2,380,069
Series 2004-HE6 Class A2, 4.17% 8/25/34 (d)	6,065,683	6,084,818
Series 2004-NC2 Class M1, 4.38% 12/25/33 (d)	2,595,000	2,604,510
Series 2004-NC6 Class A2, 4.17% 7/25/34 (d)	2,716,074	2,721,759
Series 2005-1:
Class M2, 4.3% 12/25/34 (d)	4,425,000	4,429,882
Class M3, 4.35% 12/25/34 (d)	4,000,000	4,007,356
Series 2005-HE1:
Class A3B, 4.05% 12/25/34 (d)	3,885,000	3,889,760
Class M1, 4.28% 12/25/34 (d)	1,100,000	1,103,379
Class M2, 4.3% 12/25/34 (d)	2,970,000	2,974,441
Series 2005-HE2:
Class M1, 4.23% 1/25/35 (d)	2,665,000	2,673,338
Class M2, 4.27% 1/25/35 (d)	1,900,000	1,899,216
Series 2005-NC1:
Class M1, 4.27% 1/25/35 (d)	2,425,000	2,434,295
Class M2, 4.3% 1/25/35 (d)	2,425,000	2,427,680
Class M3, 4.34% 1/25/35 (d)	2,425,000	2,431,267
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 4.68% 2/25/32 (d)	1,510,288	1,511,306
Class M2, 5.23% 2/25/32 (d)	5,305,979	5,312,043
Series 2001-NC4 Class M1, 4.83% 1/25/32 (d)	3,827,881	3,838,780
Series 2002-AM3 Class A3, 4.32% 2/25/33 (d)	992,554	995,836
Series 2002-HE1 Class M1, 4.43% 7/25/32 (d)	5,860,000	5,893,166
Series 2002-HE2 Class M1, 4.53% 8/25/32 (d)	9,925,000	9,964,301
Series 2002-NC3 Class A3, 4.17% 8/25/32 (d)	147,864	148,113
Series 2002-OP1 Class M1, 4.58% 9/25/32 (d)	3,894,745	3,907,257
Series 2003-NC1:
Class M1, 4.88% 11/25/32 (d)	2,391,382	2,406,740
Class M2, 5.88% 11/25/32 (d)	1,880,000	1,897,592

Annual Report 154

Asset Backed Securities continued
	Principal	Value
	Amount
New Century Home Equity Loan Trust:
Series 2003-2 Class M2, 5.83% 1/25/33 (d)	$ 4,600,000	$ 4,665,213
Series 2003-6 Class M1, 4.55% 1/25/34 (d)	5,180,000	5,212,663
Series 2005-1:
Class M1, 4.28% 3/25/35 (d)	4,395,000	4,396,544
Class M2, 4.31% 3/25/35 (d)	4,395,000	4,396,491
Class M3, 4.35% 3/25/35 (d)	2,120,000	2,126,029
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 3.9081% 6/15/09 (d)	11,639,609	11,648,579
Series 2004-A Class A4A, 3.8381% 6/15/10 (d)	10,570,000	10,581,156
NovaStar Home Equity Loan Series 2004-1:
Class M1, 4.28% 6/25/34 (d)	1,450,000	1,451,161
Class M4, 4.805% 6/25/34 (d)	2,435,000	2,444,337
Ocala Funding LLC Series 2005-1A Class A, 5.2963%
3/20/10 (a)(d)	3,675,000	3,675,000
Ownit Mortgage Loan Asset-Backed Certificates Series
2005 3 Class A2A, 3.95% 6/25/36 (d)	14,975,059	14,974,727
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 4.46% 9/25/34 (d)	3,745,000	3,767,310
Class M2, 4.51% 9/25/34 (d)	1,755,000	1,767,858
Class M3, 5.08% 9/25/34 (d)	3,355,000	3,402,867
Class M4, 5.28% 9/25/34 (d)	4,700,000	4,776,320
Series 2004-WCW2 Class A2, 4.21% 10/25/34 (d)	6,455,574	6,471,464
Series 2005-WCH1:
Class A3B, 4.05% 1/25/35 (d)	2,775,000	2,780,119
Class M2, 4.35% 1/25/35 (d)	4,175,000	4,178,114
Class M3, 4.39% 1/25/35 (d)	3,290,000	3,299,846
Class M5, 4.71% 1/25/35 (d)	3,095,000	3,111,984
Series 2005-WHQ2 Class M7, 5.08% 5/25/35 (d)	5,950,000	5,961,145
People’s Choice Home Loan Securities Trust Series 2005 2:
Class A1, 3.94% 9/25/24 (d)	5,833,593	5,834,512
Class M4, 4.46% 5/25/35 (d)	6,000,000	6,025,129
Providian Gateway Master Trust Series 2002-B Class A,
4.4681% 6/15/09 (a)(d)	15,000,000	15,021,564
Residental Asset Securities Corp.:
Series 2005-KS4 Class M2, 4.41% 5/25/35 (d)	1,040,000	1,044,543
Series 2005-KS7 Class A1, 3.93% 8/25/35 (d)	10,017,807	10,017,586
Residential Asset Mortgage Products, Inc. Series 2004-RS10
Class MII2, 5.08% 10/25/34 (d)	5,500,000	5,587,075
Salomon Brothers Mortgage Securities VII, Inc. Series
2003-HE1 Class A, 4.23% 4/25/33 (d)	632,314	635,086

155 Annual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 4.36% 3/25/35 (d)	$ 4,415,000	$ 4,418,970
Series 2004-2 Class MV1, 4.41% 8/25/35 (d)	4,495,000	4,507,503
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 4.1931% 2/15/10 (d)	10,000,000	9,990,039
Series 2002-5 Class B, 5.0181% 11/17/09 (d)	30,000,000	30,025,965
Securitized Asset Backed Receivables LLC Trust
Series 2004-NC1 Class M1, 4.35% 2/25/34 (d)	2,910,000	2,912,781
Specialty Underwriting & Residential Finance
Series 2003-BC4 Class M1, 4.43% 11/25/34 (d)	1,810,000	1,819,343
Structured Asset Securities Corp. Series 2004-GEL1 Class A,
4.19% 2/25/34 (d)	901,062	901,041
Superior Wholesale Inventory Financing Trust VII Series
2003-A8 Class CTFS, 4.2181% 3/15/11 (a)(d)	10,835,000	10,826,536
Superior Wholesale Inventory Financing Trust XII Series
2005-A12 Class C, 4.9681% 6/15/10 (d)	6,840,000	6,849,450
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 4.26% 9/25/34 (d)	2,051,939	2,062,554
Series 2003-6HE Class A1, 4.3% 11/25/33 (d)	1,467,936	1,471,055
Series 2005-14HE Class AF1, 3.9753% 8/25/36 (d)	8,635,000	8,634,326
Series 2005-8HE Class A1, 3.95% 7/25/35 (a)(d)	6,932,173	6,938,671
TOTAL ASSET BACKED SECURITIES
(Cost $2,188,022,238)		2,194,887,925

Collateralized Mortgage Obligations 20.2%

Private Sponsor – 13.8%
Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 4.23% 2/25/35 (d)	8,271,247	8,288,629
Series 2004-4 Class 5A2, 4.23% 3/25/35 (d)	3,344,187	3,351,688
Series 2005-1 Class 5A2, 4.16% 5/25/35 (d)	5,517,368	5,520,788
Series 2005-10 Class 5A1, 4.101% 1/25/36 (d)	15,000,000	15,000,000
Series 2005-2:
Class 6A2, 4.11% 6/25/35 (d)	2,499,864	2,501,436
Class 6M2, 4.31% 6/25/35 (d)	10,145,000	10,144,980
Series 2005-3 Class 8A2, 4.07% 7/25/35 (d)	16,519,250	16,529,773
Series 2005-4 Class 7A2, 4.06% 8/25/35 (d)	8,125,015	8,130,280
Series 2005-8 Class 7A2, 4.11% 11/25/35 (d)	7,166,967	7,168,085
American Home Mortgage Investment Trust Series 2005-4
Class 1A1, 4.18% 11/25/45 (d)	11,080,000	11,080,000
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-6
Class 1A1, 5.17% 8/25/35 (d)	17,862,312	17,866,889

Annual Report 156

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 4.11% 1/25/35 (d)	$ 18,993,594	$ 19,005,465
Series 2005-2 Class 1A1, 4.08% 3/25/35 (d)	13,521,981	13,515,643
Series 2005-5 Class 1A1, 4.05% 7/25/35 (d)	17,169,385	17,155,972
Countrywide Alternative Loan Trust planned amortization
class Series 2003-5T2 Class A2, 4.23% 5/25/33 (d)	5,006,668	5,009,604
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 4.23% 3/25/34 (d)	4,681,479	4,678,694
Series 2004-AR3 Class 6A2, 4.2% 4/25/34 (d)	1,948,417	1,950,279
Series 2004-AR4 Class 5A2, 4.2% 5/25/34 (d)	1,821,930	1,820,850
Series 2004-AR5 Class 11A2, 4.2% 6/25/34 (d)	2,698,314	2,692,965
Series 2004-AR6 Class 9A2, 4.2% 10/25/34 (d)	3,422,844	3,424,695
Series 2004-AR7 Class 6A2, 4.21% 8/25/34 (d)	4,894,739	4,898,151
Series 2004-AR8 Class 8A2, 4.21% 9/25/34 (d)	3,798,541	3,805,156
CWALT, Inc. floater Series 2005-56 Class 3A1, 4.2494%
10/25/35 (d)	8,490,000	8,490,000
First Horizon Mortgage pass thru Trust floater Series
2004-FL1 Class 2A1, 4.39% 12/25/34 (d)	3,472,618	3,467,751
Granite Master Issuer PLC:
floater:
Series 2005-1:
Class A3, 3.97% 12/21/24 (d)	5,300,000	5,299,172
Class B1, 4.02% 12/20/54 (d)	7,050,000	7,047,797
Class M1, 4.12% 12/20/54 (d)	5,300,000	5,298,344
Series 2005-2 Class C1, 4.39% 12/20/54 (d)	7,975,000	7,972,508
Series 2005-4 Class M2, 4.305% 12/20/54 (d)	6,500,000	6,498,731
Series 2005-4 Class C1, 4.455% 12/20/54 (d)	6,800,000	6,798,672
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 4.1% 3/20/44 (d)	1,415,000	1,415,442
Class 1C, 4.79% 3/20/44 (d)	4,075,000	4,089,008
Class 1M, 4.3% 3/20/44 (d)	4,935,000	4,939,627
Series 2004-2:
Class 1A2, 3.96% 6/20/28 (d)	4,162,145	4,162,145
Class 1B, 4.06% 6/20/44 (d)	786,966	787,059
Class 1C, 4.59% 6/20/44 (d)	2,865,029	2,869,506
Class 1M, 4.17% 6/20/44 (d)	2,104,798	2,104,240
Series 2004-3:
Class 1B, 4.05% 9/20/44 (d)	2,100,000	2,100,042
Class 1C, 4.48% 9/20/44 (d)	5,415,000	5,424,314
Class 1M, 4.16% 9/20/44 (d)	1,200,000	1,200,228

157 Annual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Harborview Mortgage Loan Trust floater Series 2005-2
Class 2A1A, 4.0094% 5/19/35 (d)	$ 11,231,269	$ 11,199,681
Holmes Financing No. 7 PLC floater Series 2 Class M,
4.3988% 7/15/40 (d)	2,560,000	2,563,183
Holmes Financing No. 8 PLC floater Series 2:
Class A, 3.6788% 4/15/11 (d)	25,000,000	25,002,930
Class B, 3.7688% 7/15/40 (d)	2,695,000	2,696,264
Class C, 4.3188% 7/15/40 (d)	10,280,000	10,318,550
Home Equity Asset Trust floater Series 2005-3 Class 2A1,
3.92% 8/25/35 (d)	5,995,565	5,996,642
Homestar Mortgage Acceptance Corp. floater Series 2004-5
Class A1, 4.28% 10/25/34 (d)	4,056,783	4,068,310
Impac CMB Trust:
floater:
Series 2004-11 Class 2A2, 4.2% 3/25/35 (d)	7,904,651	7,903,107
Series 2004-6 Class 1A2, 4.22% 10/25/34 (d)	3,065,340	3,070,216
Series 2005-1:
Class M1, 4.29% 4/25/35 (d)	3,028,498	3,026,014
Class M2, 4.33% 4/25/35 (d)	5,302,005	5,298,691
Class M3, 4.36% 4/25/35 (d)	1,300,974	1,299,907
Class M4, 4.58% 4/25/35 (d)	767,788	768,718
Class M5, 4.6% 4/25/35 (d)	767,788	767,788
Class M6, 4.65% 4/25/35 (d)	1,228,460	1,228,460
Series 2005-2 Class 1A2, 4.14% 4/25/35 (d)	12,453,621	12,443,892
Series 2005-3 Class A1, 4.07% 8/25/35 (d)	14,447,985	14,423,717
Series 2005-4 Class 1B1, 5.13% 5/25/35 (d)	4,978,738	4,972,515
Series 2005-6 Class 1M3, 4.44% 10/25/35 (d)	3,323,541	3,323,557
Series 2005-7:
Class M1, 4.208% 11/25/35 (d)	1,765,000	1,765,000
Class M2, 4.248% 11/25/35 (d)	1,325,000	1,325,000
Class M3, 4.348% 11/25/35 (d)	6,615,000	6,615,000
Lehman Structured Securities Corp. floater Series 2005-1
Class A2, 4.22% 9/26/45 (a)(d)	15,180,141	15,180,141
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 4.1% 3/25/35 (d)	11,034,855	11,047,023
Series 2004-6 Class 4A2, 4.1657% 7/25/34 (d)	5,969,000	5,946,443
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 4.22% 3/25/28 (d)	7,093,116	7,130,471
Series 2003-B Class A1, 4.17% 4/25/28 (d)	7,213,924	7,254,849
Series 2003-D Class A, 4.14% 8/25/28 (d)	6,608,802	6,619,465
Series 2003-E Class A2, 4.3831% 10/25/28 (d)	9,116,686	9,126,651
Series 2003-F Class A2, 4.43% 10/25/28 (d)	11,828,156	11,835,544

Annual Report 158

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Merrill Lynch Mortgage Investors, Inc. floater: - continued
Series 2004-A Class A2, 4.34% 4/25/29 (d)	$ 10,025,427	$ 10,017,623
Series 2004-B Class A2, 3.79% 6/25/29 (d)	7,905,839	7,888,355
Series 2004-C Class A2, 3.95% 7/25/29 (d)	11,598,172	11,567,548
Series 2004-D Class A2, 4.4131% 9/25/29 (d)	8,519,942	8,524,812
Series 2004-E:
Class A2B, 4.45% 11/25/29 (d)	7,561,387	7,550,087
Class A2D, 4.64% 11/25/29 (d)	1,758,462	1,766,187
Series 2004-G Class A2, 3.95% 11/25/29 (d)	3,530,484	3,529,545
Series 2005-A Class A2, 4.3031% 2/25/30 (d)	9,875,800	9,882,274
Mortgage Asset Backed Securities Trust floater Series
2002-NC1 Class M1, 4.68% 10/25/32 (d)	3,128,220	3,140,706
MortgageIT Trust floater:
Series 2004-2:
Class A1, 4.2% 12/25/34 (d)	4,638,420	4,648,806
Class A2, 4.28% 12/25/34 (d)	6,275,019	6,320,305
Series 2005-2 Class 1A1, 4.1% 5/25/35 (d)	4,811,489	4,814,744
Opteum Mortgage Acceptance Corp. floater Series 2005-3
Class APT, 4.12% 7/25/35 (d)	18,530,057	18,540,914
Permanent Financing No. 3 PLC floater Series 2 Class C,
4.8838% 6/10/42 (d)	4,845,000	4,893,450
Permanent Financing No. 4 PLC floater Series 2 Class C,
4.5538% 6/10/42 (d)	15,400,000	15,474,437
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 4.4838% 6/10/42 (d)	4,215,000	4,240,489
Series 3 Class C, 4.6538% 6/10/42 (d)	8,890,000	8,998,425
Permanent Financing No. 6 PLC floater Series 6 Class 2C,
4.2888% 6/10/42 (d)	5,350,000	5,344,539
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.9238% 6/10/42 (d)	2,000,000	1,999,747
Class 1C, 4.1138% 6/10/42 (d)	3,840,000	3,849,303
Class 2C, 4.1638% 6/10/42 (d)	8,065,000	8,047,042
Permanent Financing No. 8 PLC floater Series 8:
Class 1C, 4.1638% 6/10/42 (d)	7,165,000	7,161,740
Class 2C, 4.2338% 6/10/42 (d)	9,945,000	9,940,465
Residential Asset Mortgage Products, Inc.:
sequential pay Series 2003-SL1 Class 3A1, 7.125%
4/25/31	4,284,316	4,353,251
Series 2005-AR5 Class 1A1, 4.903% 9/19/35 (d)	5,016,521	5,020,936

159 Annual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Residential Finance LP/Residential Finance Development
Corp. floater Series 2003-A:
Class B4, 5.5281% 3/10/35 (a)(d)	$ 5,475,801	$ 5,557,938
Class B5, 6.0781% 3/10/35 (a)(d)	5,666,940	5,791,014
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 4.33% 11/25/34 (d)	2,387,142	2,396,787
Series 2003-RP2 Class A1, 4.28% 6/25/33 (a)(d)	3,567,765	3,579,472
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 4.37% 9/20/33 (d)	9,869,908	9,866,749
Series 2003-7 Class A2, 3.835% 1/20/34 (d)	8,292,646	8,287,744
Series 2004-1 Class A, 4.15% 2/20/34 (d)	5,352,427	5,344,162
Series 2004-10 Class A4, 3.6681% 11/20/34 (d)	9,021,376	9,016,217
Series 2004-3 Class A, 3.5463% 5/20/34 (d)	9,243,861	9,221,165
Series 2004-4 Class A, 3.5881% 5/20/34 (d)	11,574,850	11,560,488
Series 2004-5 Class A3, 3.77% 6/20/34 (d)	7,745,333	7,741,702
Series 2004-6:
Class A3A, 4.3175% 6/20/35 (d)	6,761,373	6,757,088
Class A3B, 4.08% 7/20/34 (d)	845,172	844,660
Series 2004-7:
Class A3A, 4.365% 8/20/34 (d)	6,627,084	6,622,167
Class A3B, 4.59% 7/20/34 (d)	1,192,509	1,195,319
Series 2004-8 Class A2, 4.41% 9/20/34 (d)	11,824,016	11,827,689
Series 2005-1 Class A2, 4.1% 2/20/35 (d)	6,778,467	6,773,241
Series 2005-2 Class A2, 4.29% 3/20/35 (d)	11,841,861	11,841,861
Series 2005-3 Class A1, 3.9963% 5/20/35 (d)	8,335,848	8,318,878
Structured Adjustable Rate Mortgage Loan Trust floater
Series 2001-14 Class A1, 4.14% 7/25/35 (d)	10,719,814	10,719,814
Structured Asset Securities Corp. floater Series 2004-NP1
Class A, 4.23% 9/25/33 (a)(d)	2,217,986	2,219,280
Thornburg Mortgage Securities Trust floater:
Series 2004-3 Class A, 4.2% 9/25/34 (d)	20,272,244	20,312,652
Series 2005-3 Class A4, 4.108% 8/25/45 (d)	17,180,000	17,180,000
WAMU Mortgage pass thru certificates:
floater:
Series 2005-AR11 Class A1C1, 4.03% 8/25/45 (d)	14,112,684	14,112,684
Series 2005 AR6 Class 2A 1A, 4.06% 4/25/45 (d)	5,975,614	5,955,102
Series 2005-AR13 Class A1C1, 4.2275% 10/25/45 (d)	23,000,000	23,000,000

Annual Report

160

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.6963% 8/25/34 (d)	$ 19,880,000	$ 19,778,179
Series 2005-AR12 Class 2A1, 4.3223% 7/25/35 (d)	29,218,529	28,883,740

TOTAL PRIVATE SPONSOR		919,943,859
U.S. Government Agency 6.4%
Fannie Mae:
floater:
Series 2000-38 Class F, 4.2394% 11/18/30 (d)	1,056,182	1,064,379
Series 2000-40 Class FA, 4.32% 7/25/30 (d)	2,281,210	2,291,156
Series 2002-89 Class F, 4.13% 1/25/33 (d)	3,350,148	3,355,218
target amortization class Series G94-2 Class D, 6.45%
1/25/24	4,411,824	4,499,998
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 4.1894% 8/18/31 (d)	2,367,009	2,374,326
Series 2001-44 Class FB, 4.13% 9/25/31 (d)	2,114,017	2,120,062
Series 2001-46 Class F, 4.1894% 9/18/31 (d)	6,088,369	6,121,939
Series 2002-11 Class QF, 4.32% 3/25/32 (d)	4,222,858	4,259,537
Series 2002-36 Class FT, 4.33% 6/25/32 (d)	1,422,268	1,434,270
Series 2002-64 Class FE, 4.1394% 10/18/32 (d)	2,093,663	2,103,206
Series 2002-65 Class FA, 4.13% 10/25/17 (d)	2,302,618	2,306,533
Series 2002-74 Class FV, 4.28% 11/25/32 (d)	7,876,453	7,931,623
Series 2003-11:
Class DF, 4.28% 2/25/33 (d)	2,877,518	2,897,926
Class EF, 4.28% 2/25/33 (d)	2,080,685	2,088,534
Series 2003-119 Class FK, 4.33% 5/25/18 (d)	2,500,000	2,523,405
Series 2003-15 Class WF, 4.18% 8/25/17 (d)	5,404,393	5,425,600
Series 2003-63 Class F1, 4.13% 11/25/27 (d)	5,763,648	5,767,740
Series 2005-45 Class XA, 4.17% 6/25/35 (d)	74,298,346	74,267,779
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	800,852	799,909
Series 2001-62 Class PG, 6.5% 10/25/30	2,944,838	2,948,170
Series 2001-76 Class UB, 5.5% 10/25/13	590,038	589,350
Series 2002-16 Class QD, 5.5% 6/25/14	272,009	272,519
Series 2002-28 Class PJ, 6.5% 3/25/31	3,732,778	3,734,286
Series 2002-8 Class PD, 6.5% 7/25/30	2,442,173	2,447,766
Series 2005-72 Class FG, 4.08% 5/25/35 (d)	51,234,540	51,079,581

161 Annual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
U.S. Government Agency continued
Freddie Mac:
floater:
Series 2510 Class FE, 4.1681% 10/15/32 (d)	$ 5,715,277	$ 5,746,827
0% 9/15/35 (d)	854,545	828,909
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	261,467	261,106
Series 2353 Class PC, 6.5% 9/15/15	967,841	969,335
Freddie Mac Manufactured Housing participation certificates
guaranteed floater Series 2338 Class FJ, 3.9681%
7/15/31 (d)	4,919,686	4,918,386
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2395 Class FA, 4.3681% 6/15/29 (d)	1,092,096	1,099,242
Series 2406:
Class FP, 4.7481% 1/15/32 (d)	10,270,000	10,491,773
Class PF, 4.7481% 12/15/31 (d)	8,125,000	8,332,235
Series 2410 Class PF, 4.7481% 2/15/32 (d)	18,644,444	19,060,741
Series 2474 Class FJ, 4.1181% 7/15/17 (d)	4,331,267	4,353,673
Series 2526 Class FC, 4.1681% 11/15/32 (d)	3,152,494	3,162,233
Series 2538 Class FB, 4.1681% 12/15/32 (d)	6,277,777	6,315,699
Series 2551 Class FH, 4.2181% 1/15/33 (d)	2,959,949	2,972,585
Series 2861 Class JF, 4.0681% 4/15/17 (d)	6,852,338	6,850,151
Series 2994 Class FB, 3.9181% 6/15/20 (d)	6,647,098	6,631,097
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	10,378,825	10,418,016
Series 2394 Class ND, 6% 6/15/27	587,334	587,187
Series 2395 Class PE, 6% 2/15/30	4,447,447	4,468,111
Series 2398 Class DK, 6.5% 1/15/31	236,820	236,922
Series 2410 Class ML, 6.5% 12/15/30	1,069,946	1,072,088
Series 2420 Class BE, 6.5% 12/15/30	961,583	961,848
Series 2443 Class TD, 6.5% 10/15/30	1,793,679	1,798,791
Series 2461 Class PG, 6.5% 1/15/31	2,027,839	2,050,146
Series 2650 Class FV, 4.1681% 12/15/32 (d)	14,042,153	14,060,363
Series 2776 Class UJ, 4.5% 5/15/20 (e)	6,660,101	345,325
Series 2828 Class JA, 4.5% 1/15/10	10,955,858	10,959,149
Series 3013 Class AF, 4.0181% 5/15/35 (d)	80,739,897	80,382,844
sequential pay Series 2430 Class ZE, 6.5% 8/15/27	328,637	328,381
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 4.1219% 5/16/23 (d)	2,819,644	2,831,835
Series 2001-50 Class FV, 3.9719% 9/16/27 (d)	8,689,581	8,689,113

Annual Report

162

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
U.S. Government Agency continued
Ginnie Mae guaranteed REMIC pass thru securities floater: –
continued
Series 2002-24 Class FX, 4.3219% 4/16/32 (d)	$ 2,453,441	$ 2,475,244
Series 2002-31 Class FW, 4.1719% 6/16/31 (d)	3,364,460	3,383,514
Series 2002-5 Class KF, 4.1719% 8/16/26 (d)	474,812	475,074

TOTAL U.S. GOVERNMENT AGENCY		422,222,755

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,343,654,425)		1,342,166,614

Commercial Mortgage Securities 5.4%

Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class A3, 4.0881% 11/15/15 (a)(d)	5,038,226	5,042,678
Series 2005-BBA6:
Class B, 3.9781% 1/15/19 (a)(d)	2,800,000	2,799,998
Class C, 4.0181% 1/15/19 (a)(d)	2,857,948	2,857,946
Class D, 4.07% 1/15/19 (a)(d)	2,800,000	2,799,998
Class E, 4.1081% 1/15/19 (a)(d)	1,750,000	1,749,998
Class F, 4.1581% 1/15/19 (a)(d)	1,170,000	1,169,999
Class G, 4.1881% 1/15/19 (a)(d)	915,000	915,000
Series 2005-BOCA:
Class H, 4.7181% 12/15/16 (a)(d)	2,065,000	2,062,371
Class J, 4.8681% 12/15/16 (a)(d)	1,020,000	1,018,703
Class K, 5.1181% 12/15/16 (a)(d)	6,659,000	6,652,116
Bank of America Large Loan, Inc.:
floater Series 2005-ESHA:
Class F, 4.63% 7/14/08 (a)(b)(d)	6,395,000	6,395,000
Class G, 4.76% 7/14/08 (a)(b)(d)	4,355,000	4,355,000
Class H, 4.98% 7/14/08 (a)(b)(d)	5,365,000	5,365,000
Series 2005 ESHA Class X1, 0.696% 7/14/08 (a)(b)(d)(e)	334,645,000	5,112,372
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 4.2213% 8/25/33 (a)(d)	6,317,900	6,392,956
Series 2003-2:
Class A, 4.41% 12/25/33 (a)(d)	13,127,372	13,287,836
Class M1, 4.68% 12/25/33 (a)(d)	2,136,269	2,171,502
Series 2004-1:
Class A, 4.19% 4/25/34 (a)(d)	6,224,975	6,227,901
Class B, 5.73% 4/25/34 (a)(d)	646,751	654,153
Class M1, 4.39% 4/25/34 (a)(d)	565,907	568,383
Class M2, 5.03% 4/25/34 (a)(d)	485,063	490,747

163 Annual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Bayview Commercial Asset Trust floater: – continued
Series 2004-2:
Class A, 4.26% 8/25/34 (a)(d)	$ 6,109,217	$ 6,122,596
Class M1, 4.41% 8/25/34 (a)(d)	1,969,875	1,977,570
Series 2004-3:
Class A1, 4.2% 1/25/35 (a)(d)	6,475,016	6,482,074
Class A2, 4.25% 1/25/35 (a)(d)	899,933	903,103
Class M1, 4.33% 1/25/35 (a)(d)	1,079,169	1,080,629
Class M2, 4.83% 1/25/35 (a)(d)	703,806	707,992
Series 2005-2A:
Class M1, 4.3% 8/25/35 (a)(d)	1,288,534	1,288,534
Class M2, 4.32% 8/25/35 (a)(d)	2,121,126	2,121,126
Class M3, 4.38% 8/25/35 (a)(d)	1,174,549	1,174,549
Class M4, 4.53% 8/25/35 (a)(d)	1,080,387	1,080,387
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003 BA1A:
Class JFCM, 5.17% 4/14/15 (a)(d)	1,344,296	1,347,949
Class KFCM, 5.6% 4/14/15 (a)(d)	1,436,661	1,440,773
Class LFCM, 6% 4/14/15 (a)(d)	1,601,905	1,601,896
Class MFCM, 6.3% 4/14/15 (a)(d)	2,218,251	2,218,238
Series 2004-BBA3 Class E, 4.4681% 6/15/17 (a)(d)	10,415,000	10,416,411
Chase Commercial Mortgage Securities Corp. floater
Series 2000-FL1A:
Class B, 4.1781% 12/12/13 (a)(d)	896,672	878,739
Class C, 4.5281% 12/12/13 (a)(d)	1,793,345	1,793,345
COMM floater:
Series 2001-FL5A Class E, 5.2681% 11/15/13 (a)(d)	3,021,068	3,020,103
Series 2002-FL6:
Class F, 5.2181% 6/14/14 (a)(d)	11,163,000	11,182,139
Class G, 5.6681% 6/14/14 (a)(d)	5,000,000	4,999,659
Series 2003-FL9 Class B, 4.2681% 11/15/15 (a)(d)	8,579,991	8,604,476
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 4.0681% 9/15/14 (a)(d)	3,570,000	3,573,125
Class G, 4.7481% 9/15/14 (a)(d)	1,345,000	1,345,534
Class H, 4.8481% 9/15/14 (a)(d)	1,430,000	1,430,567
Class J, 5.3681% 9/15/14 (a)(d)	490,000	491,353
Class K, 5.7681% 9/15/14 (a)(d)	770,000	771,393
Class L, 5.9681% 9/15/14 (a)(d)	625,000	624,774
Series 2004-HTL1:
Class B, 4.2181% 7/15/16 (a)(d)	426,802	427,072

Annual Report

164

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Commercial Mortgage pass thru certificates floater: -
continued
Series 2004-HTL1:
Class D, 4.3181% 7/15/16 (a)(d)	$ 969,949	$ 970,109
Class E, 4.5181% 7/15/16 (a)(d)	694,177	694,425
Class F, 4.5681% 7/15/16 (a)(d)	734,671	735,088
Class H, 5.0681% 7/15/16 (a)(d)	2,129,763	2,130,459
Class J, 5.2181% 7/15/16 (a)(d)	818,412	818,679
Class K, 6.1181% 7/15/16 (a)(d)	921,324	921,038
Commercial Mortgage pass thru Certificates floater Series
2005-F10A:
Class B, 3.9981% 4/15/17 (a)(d)	7,080,000	7,074,591
Class C, 4.0381% 4/15/17 (a)(d)	3,006,000	3,000,368
Class D, 4.0781% 4/15/17 (a)(d)	2,440,000	2,437,663
Class E, 4.1381% 4/15/17 (a)(d)	1,821,000	1,819,257
Class F, 4.1781% 4/15/17 (a)(d)	1,035,000	1,034,719
Class G, 4.3181% 4/15/17 (a)(d)	1,035,000	1,034,956
Class H, 4.3881% 4/15/17 (a)(d)	1,035,000	1,034,365
Class I, 4.6181% 4/15/17 (a)(d)	335,000	334,605
Class MOA3, 4.0681% 3/15/20 (a)(d)	4,590,000	4,589,812
CS First Boston Mortgage Securities Corp.:
floater:
Series 2003-TF2A Class A2, 4.0881% 11/15/14 (a)(d) .	3,837,106	3,838,834
Series 2004-FL1 Class B, 4.2181% 5/15/14 (a)(d)	11,230,000	11,246,403
Series 2004-HC1:
Class A2, 4.2681% 12/15/21 (a)(d)	1,475,000	1,474,997
Class B, 4.5181% 12/15/21 (a)(d)	3,835,000	3,834,992
Series 2004-TF2A Class E, 4.1881% 11/15/19 (a)(d)	4,450,000	4,456,359
Series 2004-TFL1:
Class A2, 3.9581% 2/15/14 (a)(d)	7,005,000	7,005,853
Class E, 4.3181% 2/15/14 (a)(d)	2,800,000	2,802,824
Class F, 4.3681% 2/15/14 (a)(d)	2,325,000	2,327,963
Class G, 4.6181% 2/15/14 (a)(d)	1,875,000	1,879,139
Class H, 4.8681% 2/15/14 (a)(d)	1,400,000	1,403,371
Class J, 5.1681% 2/15/14 (a)(d)	750,000	753,317
Series 2005-TF2A Class F, 4.2681% 11/15/19 (a)(d)	1,540,000	1,542,198
Series 2005-TFLA:
Class C, 4.0081% 2/15/20 (a)(d)	5,650,000	5,649,989
Class E, 4.0981% 2/15/20 (a)(d)	3,955,000	3,954,988
Class F, 4.1481% 2/15/20 (a)(d)	1,745,000	1,744,997
Class G, 4.2881% 2/15/20 (a)(d)	505,000	504,998

165 Annual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount
CS First Boston Mortgage Securities Corp.: – continued
Series 2005-TFLA:
Class H, 4.5181% 2/15/20 (a)(d)	$ 715,000	$ 714,998
sequential pay Series 1997-C2 Class A2, 6.52% 1/17/35	235,680	236,453
GMAC Commercial Mortgage Securities, Inc. floater Series
2001-FL1A Class E, 4.5781% 2/11/11 (a)(d)	152,562	152,409
GS Mortgage Securities Corp. II floater Series 2005-FL7A
Class A1, 3.84% 11/6/19 (a)(d)	10,128,306	10,129,534
Impac CMB Trust Series 2005-7 Class M4, 4.388%
11/25/35 (d)	3,169,000	3,169,000
John Hancock Tower Mortgage Trust floater Series 2003-C5A
Class B, 6.2166% 4/10/15 (a)(d)	8,245,000	8,245,000
Lehman Brothers Floating Rate Commercial Mortgage Trust:
floater Series 2003-LLFA:
Class A2, 4.14% 12/16/14 (a)(d)	11,700,000	11,705,144
Class B, 4.35% 12/16/14 (a)(d)	4,615,000	4,623,295
Class C, 4.45% 12/16/14 (a)(d)	4,982,000	4,993,212
Series 2005-LLFA Class FAIR, 5.4181% 7/15/18 (a)(d)	4,360,000	4,360,000
Morgan Stanley Capital I, Inc. Series 2005-XLF:
Class B, 3.9781% 8/15/19 (a)(d)	6,705,000	6,705,000
Class C, 4.0081% 8/15/19 (a)(d)	525,000	525,000
Class D, 4.0281% 8/15/19 (a)(d)	1,915,000	1,915,000
Class E, 4.0481% 8/15/19 (a)(d)	1,745,000	1,745,000
Class F, 4.0881% 8/15/19 (a)(d)	1,220,000	1,220,000
Class G, 4.1381% 8/15/19 (a)(d)	870,000	870,000
Class H, 4.1581% 8/15/19 (a)(d)	695,000	695,000
Class J, 4.2281% 8/15/19 (a)(d)	525,000	525,000
Morgan Stanley Dean Witter Capital I Trust floater
Series 2002-XLF Class F, 5.8663% 8/5/14 (a)(d)	5,359,368	5,359,351
Salomon Brothers Mortgage Securities VII, Inc.:
floater Series 2001-CDCA:
Class C, 4.5681% 2/15/13 (a)(d)	4,711,321	4,701,152
Class D, 4.5681% 2/15/13 (a)(d)	4,000,000	3,987,882
Series 2000-NL1 Class E, 7.0607% 10/15/30 (a)(d)	3,188,867	3,197,433
SDG Macerich Properties LP floater Series 2000-1 Class A3,
4.1081% 5/15/09 (a)(d)	18,000,000	17,994,375
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A
Class A, 4.31% 3/24/18 (a)(d)	6,950,497	6,950,497
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 3.9481% 3/15/14 (a)(d)	3,510,000	3,510,856
Class E, 4.2681% 3/15/14 (a)(d)	2,190,000	2,191,761

Annual Report

166

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Wachovia Bank Commercial Mortgage Trust floater: -
continued
Series 2004-WHL3:
Class F, 4.3181% 3/15/14 (a)(d)	$ 1,755,000	$ 1,756,359
Class G, 4.5481% 3/15/14 (a)(d)	875,000	875,871
Series 2005-WL5A:
Class KHP1, 4.1181% 1/15/18 (a)(d)	1,745,000	1,744,663
Class KHP2, 4.3181% 1/15/18 (a)(d)	1,745,000	1,747,772
Class KHP3, 4.6181% 1/15/18 (a)(d)	2,060,000	2,062,033
Class KHP4, 4.7181% 1/15/18 (a)(d)	1,600,000	1,602,203
Class KHP5, 4.9181% 1/15/18 (a)(d)	1,855,000	1,845,971
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $361,655,067)		362,304,343

Certificates of Deposit 0.9%

DEPFA BANK PLC yankee 4.265% 9/1/06	30,000,000	29,964,651
Deutsche Bank AG yankee 4.21% 8/24/06	30,000,000	29,958,345
TOTAL CERTIFICATES OF DEPOSIT
(Cost $60,000,000)		59,922,996

Commercial Paper 0.4%

Fortune Brands, Inc. 3.79% 10/31/05
(Cost $26,416,304)	26,500,000	26,417,781

167 Annual Report

Investments (Unaudited) continued

Cash Equivalents 36.3%
		Maturity	Value
		Amount
Investments in repurchase agreements (Collateralized by
U.S. Government Obligations, in a joint trading
account at 3.89%, dated 9/30/05 due 10/3/05) (g) .		$ 2,120,321,927	$ 2,119,634,000
Investments in repurchase agreements (Collateralized by
U.S. Treasury Obligations, in a joint trading account at
3.27%, dated 9/30/05 due 10/3/05) (g)		6,298,716	6,297,000
With Goldman Sachs & Co. at 4.04%, dated 8/23/05
due 11/21/05 (Collateralized by Mortgage Loan
Obligations valued at $304,500,001, 4.54%– 4.56%,
9/25/35 - 9/25/35) (d)(f)		292,929,000	289,962,793
TOTAL CASH EQUIVALENTS
(Cost $2,415,931,000)		2,415,893,793

TOTAL INVESTMENT PORTFOLIO 101.0%
(Cost $6,720,022,154)		6,725,584,889

NET OTHER ASSETS – (1.0)%			(65,032,717)
NET ASSETS 100%		$ 6,660,552,172

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value	(Depreciation)
Sold

Eurodollar Contracts
73 Eurodollar 90 Day Index Contracts	Dec. 2005	$72,199,738	$ 56,706
49 Eurodollar 90 Day Index Contracts	March 2006	48,442,625	50,086
32 Eurodollar 90 Day Index Contracts	June 2006	31,631,600	30,247
32 Eurodollar 90 Day Index Contracts	Sept. 2006	31,630,800	28,072
31 Eurodollar 90 Day Index Contracts	Dec. 2006	30,642,725	23,176
29 Eurodollar 90 Day Index Contracts	March 2007	28,668,313	17,947
22 Eurodollar 90 Day Index Contracts	June 2007	21,748,925	8,962
21 Eurodollar 90 Day Index Contracts	Sept. 2007	20,760,075	7,941
20 Eurodollar 90 Day Index Contracts	Dec. 2007	19,770,250	7,370
20 Eurodollar 90 Day Index Contracts	March 2008	19,770,000	6,620
13 Eurodollar 90 Day Index Contracts	June 2008	12,850,013	8,836
12 Eurodollar 90 Day Index Contracts	Sept. 2008	11,860,950	8,052
5 Eurodollar 90 Day Index Contracts	Dec. 2008	4,941,625	1,230
3 Eurodollar 90 Day Index Contracts	March 2009	2,964,900	688
TOTAL EURODOLLAR CONTRACTS			$ 255,933

Annual Report 168

Swap Agreements

	Expiration	Notional	Value
	Date	Amount

Credit Default Swap
Receive from Citibank, upon default event
of DaimlerChrysler NA Holding Corp.,
par value of the notional amount of
DaimlerChrysler NA Holding Corp. 6.5%
11/15/13, and pay quarterly notional
amount multiplied by .8%	June 2007	$ 14,000,000	$ (129,454)
Receive quarterly notional amount
multiplied by .48% and pay Goldman
Sachs upon default event of TXU Energy
Co. LLC, par value of the notional amount
of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	13,540,000	(82,090)
Receive quarterly notional amount
multiplied by 1.12% and pay Morgan
Stanley, Inc. upon default of Comcast
Cable Communications, Inc., par value of
the notional amount of Comcast Cable
Communications, Inc. 6.75% 1/30/11	June 2006	10,000,000	75,975

TOTAL CREDIT DEFAULT SWAP		$ 37,540,000	$ (135,569)

Total Return Swap
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 10 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Oct. 2005	48,200,000	(43,480)
Receive monthly notional amount multiplied
by the nominal spread appreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration fac
tor plus 30 basis points and pay monthly
notional amount multiplied by the nominal
spread depreciation of the Lehman Broth
ers CMBS U.S. Aggregate Index adjusted
by a modified duration factor with
Citibank	April 2006	67,500,000	(31,167)

169 Annual Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Total Return Swap continued
Receive monthly notional amount multiplied
by the nominal spread appreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration fac
tor plus 15 basis points and pay monthly
notional amount multiplied by the nominal
spread depreciation of the Lehman Broth
ers CMBS U.S. Aggregate Index adjusted
by a modified duration factor with Citibank	April 2006	$ 48,200,000	$ 0
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 25 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Dec. 2005	30,000,000	(23,390)
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 22 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Jan. 2006	35,100,000	(27,970)
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 7.5 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Nov. 2005	35,100,000	(13,586)
Receive monthly a return equal to Lehman
Brothers ABS Floating Rate Index and
pay monthly a floating rate based on the
1-month LIBOR minus 11.1 basis points
with Lehman Brothers, Inc.	Nov. 2005	30,000,000	8,273

TOTAL TOTAL RETURN SWAP		$ 294,100,000	$ (131,320)

		$ 331,640,000	$ (266,889)

Annual Report 170

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $605,971,272
or 9.1% of net assets.

(b) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(c) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $990,994.

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(e) Security represents right to receive
monthly interest payments on an
underlying pool of mortgages. Principal
shown is the par amount of the
mortgage pool.

(f) The maturity amount is based on the
rate at period end.

(g) Additional information on each
counterparty to the repurchase
agreement is as follows:

Repurchase Agreement/	Value
Counterparty
$6,297,000 due
10/3/05 at 3.27%
Banc of America
Securities LLC.	$ 878,400
Barclays Capital Inc.	2,037,889
BNP Paribas Securities
Corp.	2,318,977
State Street Bank and
Trust Company	1,061,734
$6,297,000

Repurchase Agreement/	Value
Counterparty
$2,119,634,000 due
10/3/05 at 3.89%
Banc of America
Securities LLC.	$ 406,558,229
Bank of America,
National Association	138,994,266
Barclays Capital Inc.	625,474,199
Bear Stearns & Co. Inc. .	104,245,700
Countrywide Securities
Corporation	138,994,266
Goldman Sachs & Co.	382,234,233
Morgan Stanley & Co.
Incorporated.	34,720,003
UBS Securities LLC	288,413,104
$ 2,119,634,000

Income Tax Information

At September 30, 2005, the fund had a capital loss carryforward of approximately $4,905,519 all of which will expire on September 30, 2011.

171 Annual Report

Item 2. Code of Ethics

As of the end of the period, September 30, 2005, Fidelity Central Investment Portfolios LLC (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended September 30, 2005 and September 30, 2004, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity Floating Rate Central Investment Portfolio, Fidelity High Income Central Investment Portfolio and Fidelity Tactical Income Central Investment Portfolio (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2005A	2004A,B
Fidelity Floating Rate Central Investment Portfolio	$55,000	$0
Fidelity High Income Central Investment Portfolio	$70,000	$0
Fidelity Tactical Income Central Investment Portfolio	$34,000	$0
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$5,200,000	$4,300,000
A	Aggregate amounts may reflect rounding.
B

No Audit Fees were billed by Deloitte Entities for professional services rendered for the audit of the annual financial statements, or services that are normally provided in connection with the statutory and regulatory filings or engagements, to Fidelity Floating Rate Central Investment Portfolio (December 15, 2004), Fidelity High Income Central Investment Portfolio (November 12, 2004) and Fidelity Tactical Income Central Investment Portfolio (December 17, 2004), as the funds did not commence operations until November 12, 2004, December 15, 2004 or December 17, 2004 as noted above.

(b) Audit-Related Fees.

In each of the fiscal years ended September 30, 2005 and September 30, 2004 the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2005A	2004A,B
Fidelity Floating Rate Central Investment Portfolio	$0	$0
Fidelity High Income Central Investment Portfolio	$0	$0
Fidelity Tactical Income Central Investment Portfolio	$0	$0
A	Aggregate amounts may reflect rounding.
B

No Audit-Related Fees were billed by Deloitte Entities for services rendered for assurance and related services to Fidelity Floating Rate Central Investment Portfolio (December 15, 2004), Fidelity High Income Central Investment Portfolio (November 12, 2004) and Fidelity Tactical Income Central Investment Portfolio (December 17, 2004), as the funds did not commence operations until November 12, 2004, December 15, 2004 or December 17, 2004 as noted above.

In each of the fiscal years ended September 30, 2005 and September 30, 2004, the aggregate Audit-Related Fees that were billed by Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2005A, B	2004A, B
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B	May include amounts billed prior to the funds' commencement of operations.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended September 30, 2005 and September 30, 2004, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2005A	2004A,B
Fidelity Floating Rate Central Investment Portfolio	$3,300	$0
Fidelity High Income Central Investment Portfolio	$3,900	$0
Fidelity Tactical Income Central Investment Portfolio	$3,600	$0
A	Aggregate amounts may reflect rounding.
B

No Tax Fees were billed by Deloitte Entities for services rendered for tax compliance, tax advice, and tax planning for Fidelity Floating Rate Central Investment Portfolio (December 15, 2004), Fidelity High Income Central Investment Portfolio (November 12, 2004) and Fidelity Tactical Income Central Investment Portfolio (December 17, 2004), as the funds did not commence operations until November 12, 2004, December 15, 2004 or December 17, 2004 as noted above.

In each of the fiscal years ended September 30, 2005 and September 30, 2004, the aggregate Tax Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2005A,B	2004A,B
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B	May include amounts billed prior to the funds' commencement of operations.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended September 30, 2005 and September 30, 2004, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the funds is shown in the table below.

Fund	2005A	2004A,B
Fidelity Floating Rate Central Investment Portfolio	$0	$0
Fidelity High Income Central Investment Portfolio	$0	$0
Fidelity Tactical Income Central Investment Portfolio	$0	$0
A	Aggregate amounts may reflect rounding.
B

No Other Fees were billed by Deloitte Entities for all other non-audit services rendered to Fidelity Floating Rate Central Investment Portfolio (December 15, 2004), Fidelity High Income Central Investment Portfolio (November 12, 2004) and Fidelity Tactical Income Central Investment Portfolio (December 17, 2004), as the funds did not commence operations until November 12, 2004, December 15, 2004 or December 17, 2004 as noted above.

In each of the fiscal years ended September 30, 2005 and September 30, 2004, the aggregate Other Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2005A,B	2004A,B
Deloitte Entities	$210,000	$790,000
A	Aggregate amounts may reflect rounding.
B	May include amounts billed prior to the funds' commencement of operations.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2005 and September 30, 2004 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2005 and September 30, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2005 and September 30, 2004 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2005 and September 30, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2005 and September 30, 2004 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2005 and September 30, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not Applicable.

(g) For the fiscal years ended September 30, 2005 and September 30, 2004, the aggregate fees billed by Deloitte Entities of $650,000A,B and $1,700,000A,B for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2005A,B	2004A,B
Covered Services	$250,000	$750,000
Non-Covered Services	$400,000	$950,000
A	Aggregate amounts may reflect rounding.
B	May include amounts billed prior to the funds' commencement of operations.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the funds, taking into account representations from Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 18, 2005
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	November 18, 2005